AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 26, 2000
                                                     REGISTRATION NOS. 333-45675
                                                                       811-08631

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5                      |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE

                          INVESTMENT COMPANY ACT OF 1940                     |X|
                                  AMENDMENT NO. 6                            |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                              PHOENIX-EUCLID FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   ----------

                900 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK    10022
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)       (ZIP CODE)

                                 (212) 451-1100
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                               PAMELA S. SINOFSKY
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                        HARTFORD, CONNECTICUT 06115-0479
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------


   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
   |X| on October 31, 2000 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(i)
   [ ] on      pursuant to paragraph (a)(i)
   [ ] 75 days after filing pursuant to paragraph (a)(ii)

   [ ] on      pursuant to paragraph (a)(ii) of Rule 485.
   If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              PHOENIX-EUCLID FUNDS

                  Cross Reference Sheet Pursuant to Rule 495(a)
                       (Under The Securities Act of 1933)

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.   Front and Back Cover Pages...............................          Cover Page, Back Cover Page
2.   Risk/Return Summary: Investments, Risks, Performance.....          Investment Risk and Return Summary
3.   Risk/Return Summary: Fee Table...........................          Fund Expenses
4.   Investment Objectives, Principal Investment Strategies,
     and Related Risks........................................          Investment Risk and Return Summary
5.   Management's Discussion of Fund Performance..............          Performance Tables
6.   Management, Organization, and Capital Structure..........          Management of the Fund
7.   Shareholder Information..................................          Pricing of Fund Shares; Sales
                                                                        Charges; Your Account; How to
                                                                        Buy Shares; How to Sell Shares;
                                                                        Things You Should Know When
                                                                        Selling Shares; Account Policies;
                                                                        Investor Services; Tax Status of
                                                                        Distributions
8.   Distribution Arrangements................................          Sales Charges
9.   Financial Highlights Information.........................          Financial Highlights

                                                  PART B
                       INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.  Cover Page and Table of Contents.........................          Cover Page, Table of Contents
11.  Fund History.............................................          The Fund
12.  Description of the Fund and Its Investment Risks.........          Investment Objectives and
                                                                        Policies; Investment Restrictions
13.  Management of the Fund...................................          Management of the Fund
14.  Control Persons and Principal Holders of Securities......          Management of the Fund
15.  Investment Advisory and Other Services...................          Services of the Adviser; The
                                                                        Distributor; Distribution Plans; Other
                                                                        Information
16.  Brokerage Allocation and Other Practices.................          Portfolio Transactions and Brokerage
17.  Capital Stock and Other Securities......................           Other Information
18.  Purchase, Redemption, and Pricing of Shares..............          Net Asset Value; How to Buy
                                                                        Shares; Investor Account Services;
                                                                        Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.  Taxation of the Fund.....................................          Dividends, Distributions and Taxes
20.  Underwriters.............................................          The Distributor
21.  Calculation of Performance Data..........................          Performance Information
22.  Financial Statements.....................................          Financial Statements

                                                  PART C
            INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM,
                          SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                              Prospectus

                                             October 31, 2000



-------- Euclid

         Phoenix-Euclid
         Market Neutral Fund

































                                       Neither the Securities and Exchange
                                       Commission nor any state securities
                                       commission has approved or
                                       disapproved of these securities or
                                       determined if this prospectus is
                                       truthful or complete. Any representation to the contrary is a criminal offense.

                                       This prospectus contains important
                                       information that you should know
                                       before investing in the Phoenix-Euclid
                                       Market Neutral Fund. Please read it
                                       carefully and retain it for future
                                       reference.
[logo] PHOENIX
       INVESTMENT PARTNERS

               TABLE OF CONTENTS
--------------------------------------------------------------------------------

               Investment Risk and Return Summary.........................     1
               Fund Expenses..............................................     4
               Additional Investment Techniques...........................     5
               Management of the Fund.....................................     7
               Pricing of Fund Shares.....................................     8
               Sales Charges..............................................     9
               Your Account...............................................    11
               How to Buy Shares..........................................    13
               How to Sell Shares.........................................    13
               Things You Should Know When Selling Shares.................    14
               Account Policies...........................................    15
               Investor Services..........................................    17
               Tax Status of Distributions................................    17
               Financial Highlights.......................................    18
               Additional Information.....................................    21


[triangle] Phoenix-
           Euclid
           Market
           Neutral
           Fund

INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE

Phoenix-Euclid Market Neutral Fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

[arrow] The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund has a long position when it owns the security and has "sold short" a position when it sells a security it does not own. When the fund has "sold short," it must borrow the security in order to settle the sell and buy the security at a later date to pay back the lender. The fund must maintain collateral at least equal to the current market value of the security sold short. The fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the fund's net assets giving effect to such sale.


[arrow] The fund strives to have long positions in stocks that it believes will outperform the market and short positions in stocks that it believes will underperform the market. Under normal circumstances, the fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

[arrow] The fund utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks. The models collect fundamental data such as earnings, dividends, cash flow, revenues, and book value. The fundamental data is then used to analyze characteristics such as growth prospects, valuation and momentum. Each stock is then given a score. The fund strives to profit by purchasing stocks that have relatively high scores and selling short stocks that have relatively low scores.

[arrow] In selecting stocks for fund investment, the fund uses a blended strategy, investing in both growth and value stocks.

[arrow] In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such investment.

                                            Phoenix-Euclid Market Neutral Fund 1

[arrow] The fund seeks a total return greater than the return on 3-month U.S. Treasury Bills.

[arrow] The fund's turnover rate is expected to be higher than that of other mutual funds. A high portfolio turnover rate may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

The investment objective and policies of the fund may be changed without shareholder approval, except as explicitly set forth in this prospectus or in the Statement of Additional Information.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

PRINCIPAL RISKS

If you invest in this fund, you risk that you may lose your investment.

EQUITY SECURITIES

Although the fund seeks to minimize market risk, it can not be eliminated. Conditions affecting the overall economy or specific industries or companies in which the fund invests can be worse than expected. The fund's long positions may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for losses. As a result, the value of your shares may decrease.

FUTURES AND OPTIONS

Futures and options involve market risk in excess of their value. The use of futures or options may result in larger losses or smaller gains than otherwise would be the case. The prices of futures and options and the price movements of the securities that the future or option is intended to simulate may not correlate well.

Liquidity of futures and options markets can be adversely affected by market factors. If the fund cannot close out its futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Generally, there are more speculators in futures and options markets than general securities markets, which can result in price distortions.

SHORT SALES

In order to establish a short position in a security, the fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund's loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.

2 Phoenix-Euclid Market Neutral Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Euclid Market Neutral Fund. The bar chart shows the fund's Class A Shares performance.(1) The table shows how the fund's average annual returns over the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1999               -5.53


(1) The fund's annual return in the chart above does not reflect the deduction of any sales charges. The return would have been less than that shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 2.41% (quarter ending September 30, 1999) and the lowest return for a quarter was -7.41% (quarter ending March 31, 1999). Year-to-date performance (through September 30, 2000) was -2.16%.



-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)                One Year                     Life of the Fund(2)
-----------------------------------------------------------------------------------------------------------------

   Class A Shares(3)                                    -10.96%                           -7.46%
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                                       -9.88%                            -6.96%
-----------------------------------------------------------------------------------------------------------------
   Class C Shares                                       -6.41%                            -4.90%
-----------------------------------------------------------------------------------------------------------------
   Class I Shares                                       -5.29%                            -3.88%

-----------------------------------------------------------------------------------------------------------------
   3-month Treasury Bill(4)                              4.76%                             4.83%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Since inception May 1, 1998.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The Benchmark is calculated based upon the performance of a 3-month U.S. Treasury Bill. Part of the return from a market neutral strategy is from interest on the proceeds from short sales which will approximate the 3-month Treasury Bill return. Unlike Treasury Bills, which have a fixed rate of return and are backed by the United States, market neutral investing in the market neutral funds involves risk of losing your capital.

                                            Phoenix-Euclid Market Neutral Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                        CLASS A            CLASS B             CLASS C            CLASS I
                                        SHARES              SHARES             SHARES              SHARES
                                        ------              ------             ------              ------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed
on Purchases (as a percentage of
offering price)                          5.75%               None               None                None

Maximum Deferred Sales Charge (load)
(as a percentage of the lesser of the
value redeemed or the amount invested)   None(b)             5%(c)              1.25%(d)            None

Maximum Sales Charge (load) Imposed
on Reinvested Dividends                  None                None               None                None

Redemption Fee                           None                None               None                None

Exchange Fee                             None                None               None                None
                                    -------------------------------------------------------------------------------

                                        CLASS A            CLASS B            CLASS C             CLASS I
                                        SHARES             SHARES             SHARES              SHARES
                                        ------             ------             ------              ------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                              1.50%              1.50%              1.50%               1.50%

Distribution and Service (12b-1) Fees (e)    0.30%              1.00%              1.00%                None

Other Expenses:

 Dividends on Short Sales            1.54%              1.54%               1.54%              1.54%

 Remainder of Other Expenses         0.54%              0.54%               0.54%              0.54%
                                     ----               ----                ----               ----

  Total Other Expenses                       2.08%              2.08%              2.08%               2.08%
                                             ----               ----               ----                ----

TOTAL ANNUAL FUND OPERATING
EXPENSES (A)                                 3.88%              4.58%              4.58%               3.58%
                                             ====               ====               ====                ====
-------------------------

(a) The adviser has voluntarily undertaken to limit expenses (exclusive of taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) until February 28, 2001 to 2.00% of the fund's average net assets. Total Annual Fund Operating Expenses, after expense reimbursement and excluding dividends on short sales, were 2.34 % for Class A Shares, 3.04% for Class B Shares, 3.04% for Class C Shares, and 2.04% for Class I Shares.


(b) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares - Reduced Initial Sales Charges" in the Statement of Additional Information.


(c) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(d) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(e) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

4 Phoenix-Euclid Market Neutral Fund

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $943                 $1,691                 $2,455                $4,443
-----------------------------------------------------------------------------------------------------------------
   Class B                      $859                 $1,683                 $2,414                $4,528
-----------------------------------------------------------------------------------------------------------------
   Class C                      $584                 $1,383                 $2,314                $4,677
-----------------------------------------------------------------------------------------------------------------
   Class I                      $361                 $1,097                 $1,855                $3,845
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $459                 $1,383                 $2,314                $4,528
-----------------------------------------------------------------------------------------------------------------
   Class C                      $459                 $1,383                 $2,314                $4,677
-----------------------------------------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's manager. Refer to the section "Management of the Fund" for information about expense reimbursement.



ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Investment Strategies and Principal Risks, the fund may engage in the following investment techniques:


BORROWING

The fund may obtain fixed interest rate loans in amounts up to one-third the value of its net assets and invest the loan proceeds in other assets. If the securities purchased with such

                                            Phoenix-Euclid Market Neutral Fund 5
borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the fund will suffer greater losses than if no borrowing took place.

FOREIGN INVESTING

The fund may invest in equity securities of foreign (non-U.S.) issuers. Foreign equity investments are generally limited to securities traded on U.S. exchanges.

Investments in non-U.S. securities involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes, all of which may negatively impact the fund. Dividends and other income payable on foreign securities may also be subject to foreign taxes.

Some foreign investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. In addition, foreign markets and currencies may not perform as well as U.S. markets.

ILLIQUID SECURITIES

The fund may invest in illiquid securities. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the fund or entail expenses not normally associated with the sale of a security.


MONEY MARKET INSTRUMENTS

To meet margin requirements, redemptions or for investment purposes, the fund will hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.

REPURCHASE AGREEMENTS

The fund may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the fund.

SECURITIES LENDING

The fund may loan portfolio securities with a value up to one-third of its total assets to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.

6 Phoenix-Euclid Market Neutral Fund

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER

Euclid Advisors LLC ("Euclid") is the investment adviser to the fund and is located at 900 Third Avenue, New York, NY 10022. Euclid may also act as the investment adviser for other accounts. As of December 31, 1999, Euclid had $85.9 million in assets under management.


Euclid is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect Street, Hartford, Connecticut 06115. PXP is a publicly traded independent registered investment advisory firm, and has served investors for over 70 years. As of December 31, 1999, PXP had over $64.6 billion in assets under management.


Subject to the direction of the fund's Board of Trustees, Euclid is responsible for managing the fund's investment program, the general operations and day-to-day management of the fund. Euclid manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Euclid a monthly investment management fee that is accrued daily against the value of the fund's net assets at the annual rate of 1.50%.

The adviser has voluntarily agreed to assume operating expenses of the fund (excluding interest, taxes, dividends on short sales, brokerage commissions, 12b-1 fees, and extraordinary expenses) until February 28, 2001 to the extent that such expenses exceed 0.50% of the average annual net assets of the fund.

During the fund's last fiscal year, the fund paid total management fees of $1,990,121. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 1.50%.

PORTFOLIO MANAGEMENT

Carlton Neel and David Dickerson serve as Co-Portfolio Managers of the fund. Mr. Neel is a Senior Vice President of the fund, Euclid Advisors LLC and Phoenix/Zweig Advisers LLC. He has served as the Senior Portfolio Manager for the Phoenix-Zweig Strategy Fund, Phoenix-Zweig Appreciation Fund and Phoenix-Zweig Growth & Income Fund since January 2000; for Phoenix-Zweig Managed Assets and Phoenix-Zweig Government Fund since July 1995; and for the Phoenix-Zweig Foreign Equity Fund since its inception in November 1997. Mr. Neel received a dual B.A. in Economics and Political Science from Brown University. Prior to joining the Zweig Companies, he was a Vice President with J.P. Morgan & Co., Inc. Mr. Dickerson began his investment career at Phoenix/Zweig Advisers in 1993. He was promoted to Assistant Portfolio Manager of Zweig Managed Assets in 1996, where he was responsible for managing the U.S. stock portion of the fund. He was promoted to Co-Portfolio Manager of Phoenix-Zweig Strategy Fund in January 2000. Mr. Dickerson earned a B.A. in Psychology from Harvard University and an M.B.A. in Finance and Economics from New York University (Stern School of Business).

                                            Phoenix-Euclid Market Neutral Fund 7

PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW IS THE SHARE PRICE DETERMINED?

The fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, the fund calculates net asset value by:

         o  adding the values of all securities and other assets of the fund,

         o  subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Asset Value: The fund's investments are valued at market value. If market quotations are not available, the fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of the fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). The fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If the fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the fund does not price its shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the fund's authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in

8 Phoenix-Euclid Market Neutral Fund
full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

The fund presently offers four classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% CDSC is imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge. Class A Shares have lower distribution and service fees (0.30%) and pay higher dividends than any other class.

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first six years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of six years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares seven years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A

                                            Phoenix-Euclid Market Neutral Fund 9

Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.


CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1.25%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.


CLASS I SHARES. Class I Shares are only available to persons subject to the adviser's Code of Ethics relating to securities transactions, to tax-exempt retirement plans specifically affiliated with the adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class I Shares. Class I Shares are not available in all states. Please refer to "Alternative Purchase Arrangements" in the Statement of Additional Information to see if you qualify.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation or "PEPCO").

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                         SALES CHARGE AS
                                                         A PERCENTAGE OF
                                                   ---------------------------
AMOUNT OF                                                                  NET
TRANSACTION                                       OFFERING               AMOUNT
AT OFFERING PRICE                                  PRICE                INVESTED
--------------------------------------------------------------------------------
Under $50,000                                       5.75%                 6.10%
$50,000 but under $100,000                          4.75                  4.99
$100,000 but under $250,000                         3.75                  3.90
$250,000 but under $500,000                         2.75                  2.83
$500,000 but under $1,000,000                       2.00                  2.04
$1,000,000 or more                                  None                  None

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES

Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the

10 Phoenix-Euclid Market Neutral Fund
reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES
YEAR         1          2         3          4          5           6         7
--------------------------------------------------------------------------------
CDSC         5%         4%        3%         3%         2%          1%        0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES
YEAR               1                 2+
--------------------------------------------------------------------------------
CDSC               1.25%             0%



YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

                                           Phoenix-Euclid Market Neutral Fund 11

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The fund reserves the right to refuse any purchase order for any reason.

STEP 2.

Your second choice will be what class of shares to buy. The fund offers Class A, Class B and Class C Shares for individual investors, as well as Class I Shares to qualified investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o  Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

12 Phoenix-Euclid Market Neutral Fund

HOW TO BUY SHARES
--------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------------------
                                    TO OPEN AN ACCOUNT
 ---------------------------------------------------------------------------------------------------------------
 Through a financial advisor        Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ---------------------------------------------------------------------------------------------------------------
                                    Complete a New Account Application and send it with a check payable to the
 Through the mail                   fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                    02266-8301.
 ---------------------------------------------------------------------------------------------------------------
                                    Complete a New Account Application and send it with a check payable to the
 Through express delivery           fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                    66 Brooks Drive, Braintree, MA 02184.
 ---------------------------------------------------------------------------------------------------------------
 By Federal Funds wire              Call us at (800) 243-1574 (press 1, then 0).
 ---------------------------------------------------------------------------------------------------------------
                                    Complete the appropriate section on the application and send it with your
 By Investo-Matic                   initial investment payable to the fund. Mail them to: State Street Bank,
                                    P.O. Box 8301, Boston, MA 02266-8301.
 ---------------------------------------------------------------------------------------------------------------
 By telephone exchange              Call us at (800) 243-1574 (press 1, then 0).
 ---------------------------------------------------------------------------------------------------------------


HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

                                           Phoenix-Euclid Market Neutral Fund 13

-----------------------------------------------------------------------------------------------------------------
                                    TO SELL SHARES
-----------------------------------------------------------------------------------------------------------------
Through a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
-----------------------------------------------------------------------------------------------------------------
                                    Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
Through the mail                    02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
-----------------------------------------------------------------------------------------------------------------
                                    Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
Through express delivery            Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
-----------------------------------------------------------------------------------------------------------------
By telephone                        For sales up to $50,000, requests can be made by calling (800) 243-1574.
-----------------------------------------------------------------------------------------------------------------
By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
-----------------------------------------------------------------------------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL

[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instruction if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

14 Phoenix-Euclid Market Neutral Fund

         Send a clear letter of instruction with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.

[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.



ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A, Class B, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

                                           Phoenix-Euclid Market Neutral Fund 15

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-1574 or accessing our Web site at www.phoenixinvestments.com.

         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


         o Exchanges may be made by telephone (800) 243-1574 or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).


         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         o Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain market timing firms permitting them to exchange by telephone. These privileges are limited, and the fund distributor has the right to reject or suspend them.


RETIREMENT PLANS


Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase pension plans, and 403(b) plans. For more information, call (800) 243-4361.

16 Phoenix-Euclid Market Neutral Fund

INVESTOR SERVICES
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000 and elect to have all dividends reinvested.



TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------



The fund plans to make distributions from net investment income annually and to distribute net realized capital gains, if any, at least annually. Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.


Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

In addition, short-sale transactions will be subject to special tax rules which could result in the fund realizing more short-term capital gains and ordinary income taxed at ordinary income rates.

                                           Phoenix-Euclid Market Neutral Fund 17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, except as indicated. Their report, together with the fund's financial statements, are included in the fund's most recent Annual Report, which is available upon request.


                                                                                 CLASS A
                                                                 ------------------------------------------
                                                                 SIX MONTHS                          FROM
                                                                    ENDED            YEAR         INCEPTION
                                                                   4/30/00          ENDED         5/1/98 TO
                                                                 (UNAUDITED)       10/31/99        10/31/98
                                                                 -----------       --------        --------
Net asset value, beginning of period                               $10.68           $10.84          $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      0.13(5)          0.26            0.09
   Net realized and unrealized gain (loss)                          (0.81)           (0.29)          (0.59)
                                                                    -----            -----           -----
   TOTAL FROM INVESTMENT OPERATIONS                                 (0.68)           (0.03)          (0.50)
                                                                    -----            -----           -----
LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.26)           (0.13)             --
                                                                    -----            -----           -----
Change in net asset value                                           (0.94)           (0.16)          (0.50)
                                                                    -----            -----           -----
NET ASSET VALUE, END OF PERIOD                                     $ 9.74           $10.68          $10.84
                                                                   ======           ======          ======
Total return(1)                                                     (6.40)%(3)       (0.40)%         (4.41)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)                             $10,229          $20,648         $39,331
RATIOS TO AVERAGE NET ASSETS OF:
   Operating expenses (excluding dividends on short
   sales, after expense reimbursement)                               2.34%(2)         2.34%           2.30%(2)
   Operating expenses (including dividends on short
   sales, after expense reimbursement)                               3.91%(2)(4)      3.88%           3.65%(2)(4)
   Net investment income                                             2.64%(2)         1.94%           2.33%(2)
Portfolio turnover rate                                               187%(3)          453%            216%
---------------------------
(1)Maximum sales charge is not reflected in total return calculation.
(2)Annualized.
(3)Not annualized.
(4)If the investment adviser has not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.99% and 3.69% for the periods ended April 30, 2000 and October 31, 1998, respectively.
(5)Computed using average shares outstanding.

18 Phoenix-Euclid Market Neutral Fund

--------------------------------------------------------------------------------

                                                                                CLASS B
                                                              -------------------------------------------
                                                              SIX MONTHS                           FROM
                                                                 ENDED            YEAR          INCEPTION
                                                                4/30/00           ENDED         5/1/98 TO
                                                              (UNAUDITED)       10/31/99         10/31/98
                                                              -----------       --------         --------
Net asset value, beginning of period                             $10.62           $10.81          $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    0.10(6)          0.15            0.06
   Net realized and unrealized gain (loss)                        (0.82)           (0.26)          (0.59)
                                                                  -----            -----           -----
   TOTAL FROM INVESTMENT OPERATIONS                               (0.72)           (0.11)          (0.53)
                                                                  -----            -----           -----
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.19)           (0.08)             --
                                                                  -----            -----           -----
Change in net asset value                                         (0.91)           (0.19)          (0.53)
                                                                  -----            -----           -----
NET ASSET VALUE, END OF PERIOD                                   $ 9.71           $10.62          $10.81
                                                                 ======           ======          ======
Total return(1)                                                   (6.83)%(3)       (1.02)%         (4.67)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)                           $17,532          $34,290         $47,794
RATIOS TO AVERAGE NET ASSETS OF:
   Operating expenses (excluding dividends on short
   sales, after expense reimbursement)                             3.04%(2)         3.04%           3.00%(2)
   Operating expenses (including dividends on short
   sales, after expense reimbursement)                             4.61%(2)(4)      4.58%           4.35%(2)(4)
   Net investment income                                           1.94%(2)         1.24%           1.63%(2)
Portfolio turnover rate                                             187%(3)          453%            216%


                                                                                 CLASS C
                                                              --------------------------------------------
                                                              SIX MONTHS                           FROM
                                                                 ENDED            YEAR           INCEPTION
                                                                4/30/00           ENDED          5/1/98 TO
                                                              (UNAUDITED)       10/31/99         10/31/98
                                                              -----------       --------         --------
Net asset value, beginning of period                             $10.59           $10.80           $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    0.10(6)          0.19             0.06
   Net realized and unrealized gain (loss)                        (0.82)           (0.31)           (0.60)
                                                                  -----            -----            -----
   TOTAL FROM INVESTMENT OPERATIONS                               (0.72)           (0.12)           (0.54)
                                                                  -----            -----            -----
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.19)           (0.09)              --
                                                                  -----            -----            -----
Change in net asset value                                         (0.91)           (0.21)           (0.54)
                                                                  -----            -----            -----
NET ASSET VALUE, END OF PERIOD                                   $ 9.68           $10.59           $10.80
                                                                 ======           ======           ======
Total return(1)                                                   (6.78)%(3)       (1.12)%          (4.76)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)                           $11,308          $25,364          $56,874
RATIOS TO AVERAGE NET ASSETS OF:
   Operating expenses (excluding dividends on short
   sales, after expense reimbursement)                             3.04%(2)         3.04%            3.00%(2)
   Operating expenses (including dividends on short
   sales, after expense reimbursement)                             4.61%(2)(5)      4.58%            4.35%(2)(5)
   Net investment income                                           1.93%(2)         1.24%            1.63%(2)
Portfolio turnover rate                                             187%(3)          453%             216%
-------------------------
(1)Maximum sales charge is not reflected in total return calculation.
(2)Annualized.
(3)Not annualized.
(4)If the investment adviser has not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.69% and 4.39% for the periods ended April 30, 2000 and October 31, 1998, respectively.
(5)If the investment adviser has not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.68% and 4.39% for the periods ended April 30, 2000 and
   October 31, 1998, respectively.
(6)Computed using average shares outstanding.

                                           Phoenix-Euclid Market Neutral Fund 19

--------------------------------------------------------------------------------

                                                                                CLASS I
                                                              --------------------------------------------
                                                               SIX MONTHS                           FROM
                                                                 ENDED            YEAR           INCEPTION
                                                                4/30/00           ENDED          5/1/98 TO
                                                              (UNAUDITED)       10/31/99          10/31/98
                                                              -----------       --------          --------
Net asset value, beginning of period                             $10.62           $10.85          $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    0.15(5)          0.28            0.14
   Net realized and unrealized gain (loss)                        (0.81)           (0.28)          (0.63)
                                                                  -----            -----           -----
   TOTAL FROM INVESTMENT OPERATIONS                               (0.66)              --           (0.49)
                                                                  -----            -----           -----
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.29)           (0.23)             --
                                                                  -----            -----           -----
Change in net asset value                                         (0.95)           (0.23)          (0.49)
                                                                  -----            -----           -----
NET ASSET VALUE, END OF PERIOD                                   $ 9.67           $10.62          $10.85
                                                                 ======           ======          ======
Total return(1)                                                   (6.35)%(3)       (0.01)%         (4.32)%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)                           $13,324          $19,549         $20,846
RATIOS TO AVERAGE NET ASSETS OF:
   Operating expenses (excluding dividends on short
   sales, after expense reimbursement)                             2.05%(2)         2.04%           2.00%(2)
   Operating expenses (including dividends on short
   sales, after expense reimbursement)                             3.62%(2)(4)      3.58%           3.35%(2)(4)
   Net investment income                                           2.93%(2)         2.24%           2.63%(2)
Portfolio turnover rate                                             187%(3)          453%            216%
-------------------------
(1)Maximum sales charge is not reflected in total return calculation.
(2)Annualized.
(3)Not annualized.
(4)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.70% and 3.39% for the periods ended April 30, 2000 and October 31, 1998, respectively.
(5)Computed using average shares outstanding.

20 Phoenix-Euclid Market Neutral Fund

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

The fund has filed a Statement of Additional Information about the fund, dated October 31, 2000, with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:

         o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

         o  by calling (800) 243-4361.

You may also obtain information about the fund from the Securities and Exchange
Commission:

         o  through its internet site (http://www.sec.gov),

         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS

The fund semiannually mails to its shareholders detailed reports containing information about the fund's investments. The fund's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the fund's performance from November 1 through October
31. You may request a free copy of the fund's Annual and Semiannual Reports:

         o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 333-45675 and 811-08631   [recycle logo] Printed on recycled paper
                                                       using soybean ink

                                           Phoenix-Euclid Market Neutral Fund 21

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


[LOGO] PHOENIX
       INVESTMENT PARTNERS




For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com




PXP 1349 (10/00)

                       PHOENIX-EUCLID MARKET NEUTRAL FUND

                                   A SERIES OF

                              PHOENIX-EUCLID FUNDS


                                900 Third Avenue
                          New York, New York 10022-4728


                       STATEMENT OF ADDITIONAL INFORMATION
                                October 31, 2000

   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Euclid Funds, dated October 31, 2000, and should be read in conjunction with it. The Fund's Prospectus may be obtained by calling (800) 243-1574 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.



                                TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----
The Fund..................................................................   1
Investment Restrictions...................................................   1
Investment Techniques and Risks...........................................   2
Performance Information ..................................................   5
Portfolio Turnover........................................................   6
Portfolio Transactions and Brokerage......................................   6
Services of the Adviser...................................................   7
Net Asset Value...........................................................   8
How to Buy Shares.........................................................   9
Alternative Purchase Arrangements.........................................   9
Investor Account Services.................................................  12
How to Redeem Shares......................................................  13
Tax Sheltered Retirement Plans............................................  14
Dividends, Distributions and Taxes........................................  15
The Distributor...........................................................  16
Distribution Plans........................................................  18
Management of the Fund ...................................................  19
Additional Information....................................................  23



                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY): (800) 243-1926




PXP 1206 (10/00)

                                    THE FUND
   Phoenix-Euclid Funds (the "Trust") is an open-end diversified management investment company which was organized under Delaware law in 1998 as a business trust.


   The Trust's Prospectus describes the investment objectives of the Phoenix-Euclid Market Neutral Fund (the "Fund") and strategies that the Fund will employ in seeking to achieve its investment objective. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The following discussion describes the Fund's investment policies and techniques and supplements the disclosure in the Prospectus.



                             INVESTMENT RESTRICTIONS
   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

   The Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

   (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

   (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

   If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

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                         INVESTMENT TECHNIQUES AND RISKS
   The Fund may utilize the following practices or techniques in pursuing its investment objectives.

BORROWING
   The Fund may obtain fixed-interest loans and invest the loan proceeds in other assets. If it should do so, and the performance of the Fund's investments failed to cover interest and other costs of borrowing, the net asset value of its shares would decrease faster than if the Fund had no borrowings outstanding.

FOREIGN ISSUERS
   The Fund's long and short positions may include equity securities of foreign issuers. Foreign issuers may be subject to different, and often less comprehensive, accounting, reporting and disclosure standards than comparable U.S. companies and may be subject to risks related to economic and political conditions in foreign countries, including possible nationalization or expropriation of their assets. Securities of foreign issuers may be less liquid and at times more volatile than securities of comparable U.S. companies.

FUTURES CONTRACTS
   In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit in an account for the futures broker a specified amount of cash or liquid securities, currently 2% to 5% of the contract amount. This is known as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In addition to initial margin, the Fund is required to deposit cash, liquid debt securities, liquid equity securities or cash equivalents in an amount equal to the notional value of all long futures contracts, less the initial margin amount, in a segregated account with the custodian to ensure that the use of such futures contracts is not leveraged. If the value of the securities placed in the segregated account declines, additional securities, cash or cash equivalents must be placed in the segregated account so that the value of the account will at least equal the amount of the Fund's commitments with respect to such futures contracts. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the future fluctuates, a process known as "marking to the market." For example, if the Fund purchases an S&P 500 future and the S&P 500 has risen, the Fund's corresponding futures position will increase in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the S&P 500 declines, the Fund's futures position will be less valuable and the Fund will be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid to or by the Fund, and the Fund realizes a gain or a loss.

   The price of index futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market which also may cause temporary price distortions.

   Positions in futures contracts may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin.

   Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the price in the sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

   The hours of trading for futures contracts may not conform to the hours during which the underlying securities are traded. To the extent that the futures contracts markets close after the markets for the underlying securities, significant price movements can take place in the futures contracts markets that cannot be reflected in the markets of the underlying securities.

   Successful use of futures contracts by the Fund is also subject to the Manager's ability to correctly predict movements in the direction of prices for securities. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in securities prices and movements in the prices of futures contracts, a correct forecast of securities prices by the Manager may still not result in a successful hedging transaction over a short period of time.

ILLIQUID SECURITIES
   Illiquid securities may be difficult to sell promptly at an acceptable price, or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss or entail expenses not normally associated with the sale of a portfolio security.

INDEX FUTURES, AND INDEX AND EQUITY OPTIONS
   In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to its investments. These may include options not traded on exchanges, futures or options tied to stock indexes or averages and options on individual securities. Futures and options also may be used or combined with each other in order to implement the Fund's overall strategy.

   Futures and options tied to a securities index, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), have been used by mutual funds for many years to manage their portfolios more efficiently. An S&P 500 futures contract is a contract to buy or sell units of the S&P 500 at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract, or holding a long position in the S&P 500. Entering into a contract to sell units is commonly referred to as selling a contract, or holding a short position in the S&P 500.

MONEY MARKET INSTRUMENTS
   To meet margin requirements, redemptions or for investment purposes, the Fund will hold a portion of its assets in full faith and credit obligations of the United States (e.g., U.S. Treasury Bills), high quality short-term notes, commercial paper or other money market instruments. To be considered "high quality" such obligations must be rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's"), issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.

OPTIONS
   When the Fund purchases an option, an amount equal to the premium paid by the Fund for the option (its cost) is recorded initially as an investment. The amount of the investment is "marked-to-the-market" daily to reflect the current market value of the option. If the current market value of an option exceeds the premium paid, the excess represents unrealized appreciation; conversely, if the premium paid exceeds the current market value, the excess represents unrealized depreciation.

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as an asset and as an offsetting liability. The amount of the liability is "marked-to-the-market" daily to reflect the current market value of the option. If an option written by the Fund expires, or the Fund enters into a closing purchase transaction, the Fund will realize a gain (or a loss if the cost of a closing transaction exceeds the premium received) and the liability related to such option will be extinguished.

   If the Fund writes a covered call option and is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires and may be required to deliver the underlying security upon exercise. Although the Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market exists for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise the option in order to realize any profit or would incur transaction costs on the sale of underlying securities pursuant to the exercise of put options it had written.

   Reasons for the absence of a liquid secondary market include the following:
(a) there may be insufficient interest in trading certain options; (b) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (e) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (f) one or more exchanges might, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   In addition, there is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures

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which may interfere with the timely execution of customers' orders. In the event of a shortage of the underlying securities deliverable on exercise of a listed option, the OCC has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

   The Fund is required to deposit cash, liquid debt securities, liquid equity securities or cash equivalents in an amount equal to the exercise price of any options it has written in a segregated account with the custodian to ensure that the use of such options is not leveraged.

OPTIONS ON FUTURES CONTRACTS
   Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder of the long position would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the futures contract, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the final settlement price of the futures contract on the expiration date.

   The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

   Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts may involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts.

   In purchasing and selling futures contracts and in purchasing options on futures contracts, the Fund presently intends to comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which it is exempted from regulation as a commodity pool operator. The CFTC regulations which exempt the Fund from regulation as a commodity pool operator require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, with respect to each long futures or options position, the Fund will ensure that the underlying commodity value of such contract does not exceed the sum of segregated cash or money market instruments, margin deposits on such contracts, cash proceeds from investments due in 30 days and accrued profits on such contracts held by the commodity broker, and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's total assets.

REPURCHASE AGREEMENTS
   In a repurchase agreement transaction, the Fund agrees to purchase and resell, and the seller also agrees to buy back, usually on the next business day, a security at a fixed time and price which reflects an agreed-upon market rate. Repurchase agreements may be thought of as loans to the seller collateralized by the security to be repurchased. The risk to the Fund is the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the Fund is entitled to sell the collateral. If the seller defaults when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The manager monitors the value of the collateral daily during the term of the repurchase agreement to determine that the value of the collateral equals or exceeds the agreed-upon repurchase price. If a defaulting seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

SHORT SALES
   The Fund will seek to neutralize the exposure of its long equity positions to general equity market risk and to realize additional gains through the use of short sales (selling a security it does not own) in anticipation of a decline in the value of the security sold short relative to the long positions held by the Fund. Historically, the Fund has maintained a short position exposure within 5% of its long position exposure. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) until the short position is closed out, to the extent necessary to meet margin requirements. The Fund also will incur transaction costs in effecting short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.


                             PERFORMANCE INFORMATION
   The Fund may, from time to time, include performance information in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class and as a total return of any class of the Fund.

   Standardized quotations of average annual total return for Class A, Class B, Class C or Class I shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B, Class C or Class I shares over periods of 1, 5 and 10 years or up to the life of the class of shares), calculated for each class separately pursuant to the following formula: P(1+T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and Class C shares, and assume that all dividends and distributions are on Class A, Class B, Class C and Class I shares reinvested when paid.

   The Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Age Wave, Inc.; the American Association of Retired Persons; Baron's; Business Week; CDA/Wiesenberger Investment Companies Service; Dalbar Surveys; Donoghue's Money Fund Report, Financial Planning; Financial World; Forbes; Fortune; Fundscope, Hulbert Financial Digest; Ibbotson Associates; Individual Investor, Investment Advisor, Investors Business Daily; The Liscio Report; Lipper Analytical Services, Inc.; Micropal Inc.; Money; Morningstar Mutual Funds; Mutual Fund Forecaster; Mutual Funds Magazine; The National Center for Education Statistics; The New York Times; The Philatelic Foundation; Smart Money; USA Today, U.S. News & World Report; The Wall Street Journal; Worth and other industry publications. The Fund may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

   Advertisements, sales literature and other communications may contain information about the Fund and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries, such as IBM or health care, in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Fund's portfolio; or compare the Fund's equity or bond return future to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.

   Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and is computed by dividing net investment income by the value of a share on the last day of the period according to the following formula:


                            Yield = 2[(a - b + 1)(6)-1]
                                       -----
                                       c x d

   Where a = dividends and interest earned during the period by the Fund, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

   For the period ended October 31, 1999, the yield of the Class A Shares, Class B Shares, Class C Shares and Class I Shares was (5.88)%, (5.97)%, (2.36)% and (0.01)%, respectively.

   The manner in which total return is calculated for public use is described above. The following table illustrates average annual total return for the Fund for the 1-year period ended October 31, 1999 and for the period since inception (May 1, 1998) through October 31, 1999:

               AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1999

-------------------------------------------------------------------------------
                                    One Year                Since Inception(2)
-------------------------------------------------------------------------------
Class A(1)                           (6.13)%                     (6.96)%
------------------------------------------------------------------------------
Class B                              (5.97)%                     (6.38)%
-------------------------------------------------------------------------------
Class C                              (2.36)%                     (3.98)%
-------------------------------------------------------------------------------
Class I                              (0.01)%                     (2.95)%
-------------------------------------------------------------------------------
(1) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.
(2) Since May 1, 1998.

   Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

   The fund also may quote annual, average annual and annualized total return and aggregate total return performance data, for both classes of shares of the Fund, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.


                               PORTFOLIO TURNOVER
   Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). The adviser does not usually consider the length of time the Fund has held a position when making investment decisions. The Fund's turnover rate is expected to be higher than that of other mutual Funds (a portfolio turnover rate in excess of 100% may be deemed to be high) and will vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover was significantly higher for its initial six months of operations, it is anticipated that the annual portfolio turnover rate of the Fund may be approximately 200% under normal circumstances. Short sales and associated closing transactions are not included in portfolio turnover because there is no intention to maintain the short position for more than one year. It is, however, impossible to predict portfolio turnover in future years. Portfolio turnover may result in realization of taxable capital gains, and generally involves some expense, including brokerage costs. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Historical annual rates of portfolio turnover for the Fund are set forth in the prospectus under the heading "Financial Highlights."


                      PORTFOLIO TRANSACTIONS AND BROKERAGE
   The current Distributor, Phoenix Equity Planning Corporation ("Equity Planning"), began distribution activities as of March 1, 1999. No principal transactions are effected with Equity Planning. The prior Distributor for the Fund was PXP Securities Corp., formerly Zweig Securities Corp., an affiliate of Equity Planning.


   Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Fund. Information so received will enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Adviser and its affiliates in servicing other clients as well as the Fund; in addition, information obtained by the Adviser and its affiliates in servicing other clients may be useful and of value to the Adviser in servicing the Fund. No principal transactions are effected with PXP Securities Corp. or any of its affiliates.

   The Fund may from time to time allocate brokerage commissions to firms that furnish research and statistical information to the Adviser. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. Such research may, among other things, include advice regarding economic factors and trends, advice as to occasional transactions in specific securities and similar information relating to securities. No formula has been established for the allocation of business to such brokers. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.

   Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution series alone, nor generally can the value of research services be measured. Research services furnished might be useful and of value to the Adviser and its affiliates in serving other clients as well as the Trust, but on the other hand any research service obtained by the Adviser or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Adviser in carrying out its obligation to the Fund.

   The exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover. Although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.


   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.


   For the period May 1, 1998 (commencement of operations) to October 31, 1998 and for the fiscal year ended October 31, 1999, brokerage commission paid by the Fund on portfolio transactions totaled $958,971 and $1,726,617, respectively. For the period May 1, 1998 to October 1, 1998 and for the fiscal year ended October 31, 1999, the Fund paid PXP Securities Corp., an affiliate, $825 and $13,093, respectively, for brokerage commissions on portfolio transactions. For the fiscal year ended October 31, 1999, the amount paid to PXP Securities Corp. was 0.76% of total brokerage commissions paid by the Trust and was paid on transactions amounting to 0.21% of the aggregate dollar amount of transactions involving the payment of commissions. Brokerage commissions of $33,730 paid during the fiscal year ended October 31, 1999, were paid on portfolio transactions aggregating $14,364,266 executed by brokers who provided research and other statistical information.


                             SERVICES OF THE ADVISER
   The investment adviser to the fund is Euclid Advisors LLC ("Euclid" or "Adviser"), which is located at 900 Third Avenue, 31st floor, New York, NY 10022-4728. Euclid is a wholly-owned subsidiary of Phoenix/Zweig Advisers, LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082.


   PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. As of September 30, 2000, it had approximately $61.9 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL and Scotts Valley, CA, respectively.


   Overall responsibility for the management and supervision of the Fund rests with the Trustees of the Phoenix-Euclid Funds (the "Trustees"). Euclid's services under its Management Agreement are subject to the direction of the Trustees.

   Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of the Fund, furnishes the Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice and assistance with the operations of the Fund, compliance support, preparation of the Fund's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Fund; (d) selects brokers and dealers to execute transactions for the Fund; (e) ensures that investments follow the investment objective, strategies, and policies of the Fund and comply with government regulations; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Fund, personnel to serve without salaries as officers or agents of the Fund and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates.

   The Fund pays the Adviser for its services pursuant to the Management Agreement a monthly fee at the annual rate of 1.50% of the average daily net assets of the Fund. For the fiscal years ended October 31, 1998 and 1999, fees paid to the Adviser by the Fund aggregated $833,943 and $1,990,121, respectively, before expense reimbursement. The Adviser has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, dividends paid on securities sold short, brokerage commissions, 12b-1 fees and extraordinary expenses) until February 28, 2001 to 2.00% of its average daily net assets. For the period May 1, 1998 (commencement of operations) to October 31, 1998, the Adviser's reimbursements to the Fund aggregated $52,190.

   The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Fund. The Distributor or its affiliates may provide the Adviser (without charge to the Fund) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to the Fund.

   The Fund, its Adviser and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.


                                 NET ASSET VALUE
   The net asset value per share of the Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of the Fund's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of the Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution plan fees and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for the Fund if it invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of the Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time the Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES
   The minimum initial investment is $500, and the minimum subsequent investment is $25 for Class A, Class B or Class C Shares. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan (a bank draft investing program administered by the Distributor), or pursuant to the Systematic Exchange privilege, or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class I Shares is $1,000,000 with no minimum subsequent investment. Completed applications for the purchase of shares should be mailed to: Phoenix-Euclid Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                        ALTERNATIVE PURCHASE ARRANGEMENTS
   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.


   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

   Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."


CLASS A SHARES
   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1.00% deferred sales charge applies to shares purchased by an investor in amounts over $1 million if redeemed within 12 months of purchase. Such deferred sales charge may be waived under certain conditions. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.30% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See Class A Shares--Reduced Initial Sales Charge.

CLASS B SHARES
   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See Class B and Class C Shares--Waiver of Sales Charges.

   Class B Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares seven years after the end of the calendar month in which the shareholder's order to purchase was accepted subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time from most of the burden of such distribution related expenses. The seven-year time limit has been deemed sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending seven years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.

CLASS C SHARES
   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets. See the Funds' current Prospectus for more information.

CLASS I SHARES

   Class I Shares are offered primarily to persons subject to the Adviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the Investment Adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are not available in all states.


CLASS A SHARES--REDUCED INITIAL SALES CHARGES
   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Zweig Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates;
(9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix-Zweig Funds qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans;
(12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000 and by retirement plans with assets of $1,000,000 or more or at least 50 eligible employees; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Zweig Funds, Phoenix-Engemann Funds or Phoenix-Seneca Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Zweig Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.


   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


   RIGHT OF ACCUMULATION. Your purchase of any class of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS A SHARES--WAIVER OF DEFERRED SALES CHARGE
   The 1% CDSC will be waived where the investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12-month period.

CLASS B AND CLASS C SHARES--WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from certain other Class A and Class C Share retirement plans; (f) from the Merrill Lynch Daily K Plan invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (g) based on the exercise of exchange privileges among Class B and Class C Shares of this Fund and any other Affiliated Phoenix Fund; (h) based on any direct rollover transfer of shares from an established Fund qualified plan into another Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (i) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed. Shareholders between the ages of 59 1/2 and 70 1/2 receiving a CDSC waiver on distributions under retirement plans described in condition (c) above prior to May 1, 1999, will continue to receive the waiver.


CONVERSION FEATURE--CLASS B SHARES
   Class B Shares will automatically convert to Class A Shares of the Fund seven years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Trust were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.

IMMEDIATE INVESTMENT
   In order to obtain immediate investment of funds, initial and subsequent purchases of shares of a Fund may also be made by wiring Federal Funds (monies held in a bank account with a Federal Reserve Bank) directly pursuant to the following instructions:

   (1) For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

   (2) Once an account number has been assigned, direct your bank to wire the Federal Funds to State Street Bank and Trust Company, Custody & Shareholder Services Division, Boston, Massachusetts 02105, attention of the Phoenix-Euclid Market Neutral Fund. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge a fee to you for transmitting funds by wire.

   An order for shares of a Fund purchased with Federal Funds will be accepted on the business day Federal Funds are wired provided the Federal Funds are received by 4:00 p.m. on that day; otherwise, the order will not be accepted until the next business day. Shareholders should bear in mind that wire transfers may take two or more hours to complete.

   Promptly after an initial purchase of shares made by wiring Federal Funds directly, the shareholder should complete and mail an Account Application to Equity Planning.


                            INVESTOR ACCOUNT SERVICES
   The Fund offers accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restriction and limit information. The Fund and the Distributor reserve the right to modify or terminate these services upon reasonable notice.

EXCHANGES
   Under certain circumstances, shares of the Fund may be exchanged for shares of the same class of another Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. Exchanges will be based upon each Fund's net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS
   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Affiliated Phoenix Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE
   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM
   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal Program must own shares of the Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES
   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check.

   The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS
   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL
   Shareholders may redeem shares by making a written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS
   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

REDEMPTION IN KIND
   To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE
   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information.


                         TAX SHELTERED RETIREMENT PLANS
   Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN
   Class A Shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of the Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES
TAX STATUS
   By paying dividends representing its investment company taxable income within the time periods specified in the Internal Revenue Code of 1986, as amended (the
Code) and by meeting certain other requirements, the Fund intends to qualify as a regulated investment company under the Code. Since the Fund intends to distribute annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If the Fund were to fail to distribute all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.

TAXATION OF SHAREHOLDERS
   Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Regardless of how long the Fund shares have been held, distributions of long-term gains realized upon the sale of capital assets are subject to a maximum federal income tax rate for noncorporate taxpayers of 20% if held for more than 12 months (10% for individuals in the 15% tax bracket). Any loss realized by a shareholder upon the disposition of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain held for more than one year during such six-month period.

   Distributions by the Fund out of dividend income from domestic corporations may qualify in whole or in part for the dividends received deduction if the distributing Fund does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds Fund shares for at least 46 days. For this purpose, the distributing Fund holding period in such stock may be reduced for periods during which the Fund reduces its risk of loss from holding the stock (e.g., by entering into option contracts).

   Investors who purchase shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though with respect to them the distribution in effect represents a return of a portion of their purchase price. Any loss realized on a sale or exchange of shares will be disallowed if the shares disposed of are replaced within a period of 61 days beginning 30 days before being acquired.

   Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Fund, as well as on the proceeds of redemptions if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies the Fund that the shareholder has failed to report proper interest or dividends. For most individuals, the taxpayer identification number is the taxpayer's social security number.

TAX TREATMENT OF CERTAIN TRANSACTIONS
   In general, and as explained more fully below, if the Fund enters into combinations of investment positions by virtue of which its risk of loss from holding an investment position is reduced on account of one (or more) other positions (i) losses realized on one position may be deferred to the extent of any unrecognized gain on another position and (ii) long-term capital gains or short-term capital losses may be recharacterized, respectively, as short-term gains and long-term losses. Investments in foreign currency denominated instruments or securities may generate, in whole or in part, ordinary income or loss. The Federal income tax treatment of gains and losses realized from transactions involving options on stock or securities entered into by a Fund will be as follows: Gain or loss from a closing transaction with respect to options written by the Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss from the sale of put and call options that the Fund purchases, and loss attributable to the lapse of such options, will be treated as capital gain or loss. For this purpose, an unexercised option will be deemed to have been sold on the date it expired. It should be noted, however, that if a put is acquired at a time when the underlying stock or security has been held for not more than one year, or if shares of the underlying stock or security are acquired while such put is held, any gain on the subsequent exercise, sale or expiration of the put will generally be short-term gain.

   Any regulated futures contract or listed non-equity option held by a Fund at the close of its taxable year will be treated as sold for its fair market value on the last business day of such taxable year. Sixty percent of any gain or loss with respect to such deemed sales, as well as the gain or loss from the termination during the taxable year of the Fund's obligation (or rights) with respect to such contracts by offsetting, by taking or making delivery, by exercise or being exercised, by assignment or being assigned, by lapse, or otherwise, will be treated as long-term capital gain or loss and the remaining forty percent will be treated as short term capital gain or loss. A Fund may make certain elections that modify the above tax treatment with respect to regulated futures contracts or listed non-equity options that are part of a mixed straddle, as defined by the Code.

   The Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund's ability to distribute adequate income to qualify as a regulated investment company.

   Treasury Regulations pursuant to Section 1092 provide for the coordination of the wash sale rules and the short sale rules with the straddle rules. Generally, the wash sale rules prevent the recognition of loss where a position is sold at a loss and a substantially identical position is acquired within a prescribed period. The short sale rules generally prevent the use of short sales to convert short-term capital gain to long-term capital gain and long-term capital loss to short-term capital loss.

   In addition to the Federal income tax consequences described above relating to an investment in the Fund, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their specific situations.


                                 THE DISTRIBUTOR
   Pursuant to its Distribution Agreement with the Fund (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning") acts as distributor of the Fund's shares and receives: with respect to Class A Shares, a front-end sales commission, as described in the Prospectus under "Sales Charges," and a 1% CDSC which may apply on redemptions within 12 months of purchases not subject to a sales charge; with respect to Class B Shares, a declining CDSC ranging from 5% to 1% of the gross proceeds of a redemption of shares held for less than seven years; and, with respect to Class C Shares, a CDSC of 1.25% of the gross proceeds of a redemption of shares held for less than one year. A 1% CDSC may apply to redemptions within 12 months of purchases of Class A Shares not subject to a sales charge. The Distributor also is compensated under the Rule 12b-1 distribution plans as described more fully below.

   Equity Planning has undertaken to use its best efforts to find purchasers for shares of the Fund. Shares of the Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

   For its services under the Distribution Agreement, the Distributor receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, the Distributor may receive payments from the Fund pursuant to the Distribution Plans described below. PXP Securities Corp., formerly known as Zweig Securities Corp., served as the distributor for the Fund prior to March 1, 1999. For the fiscal years ended October 31, 1998 and 1999, purchasers of shares of the Fund paid aggregate sales charges of $140,333 and $727,344, respectively, of which PXP Securities Corp. and/or the Distributor received net commissions of $119,622 and $724,174, respectively for its services, the balance being paid to dealers. For the fiscal year ended October 31, 1999, PXP Securities Corp. and/or the Distributor received net commissions of $10,880 for Class A Shares and deferred sales charges of $713,293 for Class B and Class C Shares.

DEALER CONCESSIONS
   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

           AMOUNT OF
          TRANSACTION          SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE     DEALER DISCOUNT OR AGENCY FEE
       AT OFFERING PRICE              OF OFFERING PRICE             OF AMOUNT INVESTED        AS PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                                5.75%                         6.10%                          5.25%
$50,000 but under $100,000                   4.75                          4.99                           4.25
$100,000 but under $250,000                  3.75                          3.90                           3.25
$250,000 but under $500,000                  2.75                          2.83                           2.25
$500,000 but under $1,000,000                2.00                          2.04                           1.75
$1,000,000 or more                           None                          None                           None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. There is no dealer compensation payable on Class I Shares. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12 month period. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES
   Effective November 1, 1999, Equity Planning also acts as administrative agent of the Fund and as such performs administrative, bookkeeping and pricing functions for the Fund. For its services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset value of the Fund, at the following incremental annual rates:

               First $50 million                             .07%
               $50 million to $200 million                   .06%
               Greater than $200 million                     .01%

   Equity Planning retains PFPC, Inc. as subagent for the Fund. For its services during the Fund's fiscal year ended October 31, 1999, the previous administrative agent, Bank of New York, received $139,611 under an administration agreement that provided for compensation at the same rates as described above.


                               DISTRIBUTION PLANS
   The Fund has adopted a distribution plan for each class of shares, except Class I Shares, in accordance with Rule 12b-1 under the Act (the "Plan"), to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares (other than Class I Shares) pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class and a distribution fee based on average daily net assets at a rate of 0.05% per annum for Class A Shares and 0.75% per annum for Class B Shares and Class C Shares. If the Distributor receives any Rule 12b-1 payments in excess of actual distribution expenses, the difference could be viewed as profit to the Distributor for that year.

   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

   A report of the amounts expended under the Plans must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class or Fund, by vote of a majority of the shares of such Class or Fund. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons.

   If the Plans are terminated (or not renewed) with respect to one or more Classes or Funds, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have not been renewed).

   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above.


   The continuance of the Plans for Class A, Class B and Class C Shares, and for Class I Shares is approved annually by the Board of Trustees, including a majority of the Qualified Trustees. Prior to approving the continuance of the Plans, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plans, the Board considered, among other factors: (1) the Trust's experience under the Plan's and the previous Rule 12b-1 Plan's of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plans and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon their review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plans would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.


   The Board of Trustees has the right to terminate the Rule 12b-1 Plan for the Class B Shares, and in the event of such termination, no further payments would be made thereunder. However, in the event the Board of Trustees were to terminate the Rule 12b-1 Plan for the Class B Shares for the Fund, the Trust may not thereafter adopt a new Rule 12b-1 Plan for a class of that Fund having, in the good faith determination of the Board of Trustees, substantially similar economic characteristics to the Class B Shares. Termination of the Rule 12b-1 Plan for the Class B Shares or the Distribution Agreement does not affect the obligation of the Class B shareholders to pay CDSCs. The Distributor has sold its right to receive certain payments under the Distribution Agreement to a financial institution in order to finance the distribution of the Class B Shares.

   For the fiscal year ended October 31, 1999, the Fund paid Rule 12b-1 fees in the amount of $928,779, of which the Distributor and the previous distributor, PXP Securities Corp., an affiliate, received $620,262, and unaffiliated broker-dealers received $305,517. The 12b-1 payments were used for (1) compensating dealers, $825,722, (2) compensating sales personnel, $140,683, (3) advertising, $404,575, (4) printing and mailing of prospectuses to other than current shareholders, $10,849, (5) service costs, $13,794, and (6) other, $8,391.

   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.


                             MANAGEMENT OF THE FUND
   The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform duties imposed on Trustees by the Investment Company Act and Delaware business trust law.

TRUSTEES AND OFFICERS
   The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below.

                                     POSITION WITH                                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                                     DURING PAST 5 YEARS
---------------------                  ---------                                     -------------------
James Balog (71)                     Trustee                Retired; Director and member of the Audit, Investment, Stock Option
2205 N. Southwinds Blvd.                                    and Compensation Committees of Transatlantic Holdings, Inc.
Vero Beach, FL 32963                                        (reinsurance); Director and Member of the Executive Committee of
                                                            Elan, Plc (pharmaceuticals); Director and Member of the Executive and
                                                            Investment & Credit Committees of Great West Life and Annuity
                                                            Insurance Company; and Trustee of Phoenix-Zweig Trust. Former
                                                            Director, Chairman of the Audit Committee and Member of the Executive
                                                            Committee of A.L. Pharma, Inc. (health care); Chairman of 1838
                                                            Investment Advisors, L.P. and Chairman of Lambert Brussels Capital
                                                            Corporation (investments). Former Director and Member of the
                                                            Technical Advisory Board of Galen Partners (health care).


Claire B. Benenson (81)              Trustee                Consultant on Financial Conferences, The New School for Social
870 U.N. Plaza                                              Research. Director of The Burnham Fund Inc. and Trustee of the
New York, NY 10017                                          Phoenix-Zweig Trust. President of the Money Marketeers of New York
                                                            University. Trustee of Simms Global Fund. Former Director of Zweig
                                                            Cash Fund Inc. and Director of Financial Conferences and Chairman,
                                                            Department of Business and Financial Affairs, The New School for
                                                            Social Research.


S. Leland Dill (69)                  Trustee                Trustee and Chairman of the Audit Committee of Deutsche Asset
5070 North Ocean Dr.                                        Management mutual funds. Trustee, Phoenix-Zweig Trust. Former
Singer Island, FL 33404                                     Director and Chairman of the Audit Committee of Coutts & Co. Trust
                                                            Holdings Limited, Coutts & Co. Group, Coutts & Co. International
                                                            (USA) (private banking). Former partner of Peat Marwick Mitchell &
                                                            Co. and Director of Zweig Cash Fund Inc. and Vintners International
                                                            Company, Inc. (winery).

                                     POSITION WITH                                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                                     DURING PAST 5 YEARS
---------------------                  ---------                                     -------------------
*Philip R. McLoughlin (53)           Trustee and            Chairman (1997-present), Director (1995-present), Vice Chairman
                                     President              (1995-1997) and Chief Executive Officer (1995-present), Phoenix
                                                            Investment Partners, Ltd. Director (1994-present) and Executive Vice
                                                            President, Investments (1988-present), Phoenix Home Life Mutual
                                                            Insurance Company. Director/Trustee and President, Phoenix Funds
                                                            (1989-present). Trustee and President, Phoenix-Aberdeen Series Fund
                                                            and Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                            Director, Duff & Phelps Utilities Tax-Free Income Inc. (1995-present)
                                                            and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                            (1995-present). Trustee, Phoenix-Seneca Funds (1999-present). Trustee and Chairman, Phoenix-Zweig Trust (2000-present). Director
                                                            (1983-present) and Chairman (1995-present), Phoenix Investment
                                                            Counsel, Inc. Director (1984-present) and President (1990-1999),
                                                            Phoenix Equity Planning Corporation. Director, PXRE Corporation
                                                            (Delaware) (1985-present), and World Trust Fund (1991-present).
                                                            Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-present). Director and Executive Vice President, PHL
                                                            Variable Insurance Company (1995-present). Director, Phoenix Charter
                                                            Oak Trust Company (1996-present). Director and Vice President, PM
                                                            Holdings, Inc. (1985-present). Director, PHL Associates, Inc.
                                                            (1995-present). Director (1992-present) and President (1992-1994),
                                                            W.S. Griffith & Co., Inc.

Donald B. Romans (69)                Trustee                President of Romans & Company (private investors and financial
233 East Wacker Dr.                                         consultants); Director of Phoenix-Zweig Trust and The Burnham Fund
Chicago, IL 60601                                           Inc.; Former Consultant to and Executive Vice President and Chief
                                                            Financial Officer of Bally Manufacturing Corporation and Director of
                                                            Zweig Cash Fund Inc.


Martin E. Zweig (58)                 President              President of Zweig Consulting LLC; President of Phoenix-Zweig Trust;
900 Third Avenue                                            Chairman of the Board and President of The Zweig Total Return Fund,
New York, NY 10022                                          Inc. and The Zweig Fund, Inc.; Managing Director of Zweig-DiMenna
                                                            Associates LLC; President of Zweig-DiMenna International Managers,
                                                            Inc.; Zweig-DiMenna Associates, Inc. and Gotham Advisors, Inc.;
                                                            Member of the Undergraduate Executive Board of the Wharton School,
                                                            University of Pennsylvania. Trustee, Manhattan Institute. Former
                                                            President of Zweig Cash Fund Inc. Former President and Director of
                                                            Zweig Advisors Inc., Zweig Total Return Advisors, Inc., and Zweig
                                                            Securities Advisory Services Inc. General Partner of Zweig Katzen
                                                            Investors, L.P.; Former President and Chairman of the Adviser and
                                                            Phoenix/Zweig Advisers LLC.


Michael E. Haylon (42)               Executive Vice         Director and Executive Vice President-Investments, Phoenix Investment
56 Prospect St.                      President              Partners, Ltd. (1995-present). Director (1994-present), President
Hartford, CT 06115                                          (1995-present), Executive Vice President (1994-1995), Vice President
                                                            (1991-1994), Phoenix Investment Counsel, Inc. Director, Phoenix
                                                            Equity Planning Corporation (1995-present). Executive Vice President,
                                                            Phoenix Funds (1993-present), Phoenix-Aberdeen Series Fund
                                                            (1996-present) and Phoenix-Seneca Funds (2000-present). Executive
                                                            Vice President (1997-present), Vice President (1996-1997), Phoenix
                                                            Duff & Phelps Institutional Mutual Funds. Senior Vice President,
                                                            Securities Investments, Phoenix Home Life Mutual Insurance Company
                                                            (1993-1995).

                                     POSITION WITH                                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                                     DURING PAST 5 YEARS
---------------------                  ---------                                     -------------------
William R. Moyer (56)                Executive Vice         Executive Vice President and Chief Financial Officer (1999-present),
100 Bright Meadow Blvd.              President              Senior Vice President and Chief Financial Officer, Phoenix Investment
P.O. Box 2200                                               Partners, Ltd. (1995-1999). Director (1998-present), Senior Vice
Enfield, CT 06083-2200                                      President, Finance (1990-present), Chief Financial Officer
                                                            (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix
                                                            Equity Planning Corporation. Director (1998-present), Senior Vice
                                                            President (1990-present), Chief Financial Officer (1996-present) and
                                                            Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                            Vice President and Chief Financial Officer, Duff & Phelps Investment
                                                            Management Co. (1996-present). Vice President, Phoenix Funds
                                                            (1990-present), Phoenix-Duff & Phelps Institutional Mutual Funds
                                                            (1996-present), Phoenix-Aberdeen Series Fund (1996-present).
                                                            Executive Vice President, Phoenix-Seneca Funds (2000-present). Vice
                                                            President, Investment Products Finance, Phoenix Home Life Mutual
                                                            Insurance Company (1990-1995).

John F. Sharry (48)                  Executive Vice         President, Retail Division (1999-present), Executive Vice President,
56 Prospect Street                   President              Retail Division (1997-1999), Phoenix Investment Partners, Ltd.
Hartford, CT 06115                                          President (1999-present), Managing Director, Retail Distribution
                                                            (1995-1999), Phoenix Equity Planning Corporation. Executive Vice
                                                            President, Phoenix Funds, The Phoenix Edge Series Fund
                                                            (1998-present), Phoenix-Aberdeen Series Fund (1998-present) and
                                                            Phoenix-Seneca Funds (2000-present). Managing Director, Director and
                                                            National Sales Manager, Putnam Mutual Funds (1993-1995).

Carlton B. Neel (32)                 Senior Vice            First Vice President of the Adviser. Former Vice President of Zweig
900 Third Avenue                     President              Advisors Inc. and Zweig Total Return Advisors, Inc. Formerly, Vice
New York, NY 10022                                          President of J.P. Morgan & Co., Inc.


Barry Mandinach (44)                 First Vice             Executive Vice President of the PXP Securities Corp.; Senior Vice
900 Third Avenue                     President              President of the Adviser and of Phoenix/Zweig Advisers LLC. First
New York, NY 10022                                          Vice President of Phoenix-Zweig Trust.


Beth Abraham (44)                    Assistant Vice         Assistant Vice President of Phoenix/Zweig Advisers LLC and
900 Third Avenue                     President              Phoenix-Zweig Trust.
New York, NY 10022

David O'Brien (35)                   Assistant Vice         Assistant Vice President of Phoenix-Zweig Trust. Assistant Portfolio
900 Third Avenue                     President              Manager of Phoenix-Euclid Market Neutral Fund, the Phoenix-Zweig
New York, NY 10022                                          Strategy Fund, Phoenix-Zweig Appreciation Fund and Phoenix-Zweig
                                                            Growth & Income Fund. Formerly, Assistant Vice President, PaineWebber
                                                            (1993 to 1998).


Marc Baltuch (55)                    Secretary              Director and President of Watermark Securities, Inc. Secretary of
900 Third Avenue                                            Phoenix-Zweig Trust; Assistant Secretary of Gotham Advisors, Inc.
New York, NY 10022                                          Former First Vice President of the Adviser and of Phoenix/Zweig
                                                            Advisers LLC; Secretary of Zweig Cash Fund Inc. Former First Vice
                                                            President, Chief Compliance Officer and Secretary of PXP Securities
                                                            Corp.


                                     POSITION WITH                                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                                     DURING PAST 5 YEARS
---------------------                  ---------                                     -------------------
Nancy G. Curtiss (47)                Treasurer              Vice President, Fund Accounting (1994-present) and Treasurer
                                                            (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                            Phoenix Funds (1994-present), Phoenix-Aberdeen Series Fund
                                                            (1996-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1995-present) and Phoenix-Seneca Funds (2000-present). Second Vice
                                                            President and Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                                            Insurance Company (1994-1995). Various positions with Phoenix Home
                                                            Life Insurance Company (1987-1994).

--------------------
*Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.

   For the fiscal year ended October 31, 1999, the fees and expenses of disinterested Trustees, as a group, were $21,893. Those Trustees and officers of the Trust who are affiliated with the Distributor or the Manager are not separately compensated for their services as Trustees of officers of the Trust. The Trust currently pays each of its "disinterested" Trustees a fee of $2,500 per year, plus $750 per meeting attended ($250 per phone meeting) and reimburses their expenses for attendance at meetings.

   For the Fund's last fiscal year, the Trustees received the following compensation:

                                                                                                       TOTAL
                                                                                             COMPENSATION FROM THE FUND
                                                           AGGREGATE                         AND FUND COMPLEX (8 FUNDS)
NAME OF PERSON                                     COMPENSATION FROM THE FUND                   PAID TO THE TRUSTEES
--------------                                     --------------------------                   --------------------
James Balog                                                  $5,000                                   $17,000
Claire B. Benenson                                            5,500                                    23,500
S. Leland Dill                                                5,500                                    23,500
Eugene J. Glaser                                                  0                                         0
Donald B. Romans                                              5,500                                    23,500


   As of October 17, 2000, except for Dr. Zweig, the Trustees and officers of the Trust, as a group, owned less than 1% of any Class of the Fund.


   Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. A shareholders meeting may be called by the Trustees or by the President of the Trust, or shall be called promptly by the Trustees upon the written request of shareholders of the Trust holding at least ten percent (10%) of the outstanding shares entitled to vote. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of October 17, 2000 with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of the Fund's equity securities:


        Name of Shareholder                                    Class of Shares            Number of Shares   Percentage of Class
        -------------------                                    ---------------            ----------------   -----------------

MLPF&S                                                           Class A                       53,777.298             7.11%
For the Sole Benefit of its Customers                            Class B                      252,284.876            20.88%
Attn:  Fund Administration                                       Class C                       83,003.985            11.76%
4800 Deer Lake Drive East, Fl 2
Jacksonville, FL  32246-6484

Charles Schwab & Co., Inc.                                       Class A                      52,613.059              6.96%
Special Custody Acct for the
Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104-4122

Martin E. Zweig & Jeffrey Perry TTEE                             Class I                      77,153.569              6.33%
Zweig-DiMenna Associates Inc.
Retirement Trust MPP
Attn:  Michael Link
900 3rd Avenue, Fl. 31
New York, NY  10022-4728


        Name of Shareholder                                    Class of Shares            Number of Shares   Percentage of Class
        -------------------                                    ---------------            ----------------   -------------------

Martin E. Zweig                                                  Class I                     179,866.471             14.75%
C/O Zweig Companies
900 3rd Avenue
New York, NY  10022-4728

The Loomis Institute                                             Class I                     287,104.176             23.54%
Christopher Wejchert CFO
4 Batchelder Road
Windsor, CT 06095-3031

Mollie F. Zweig                                                  Class I                     492,942.371             40.42%
625 Park Avenue
New York, NY  10021-6545

Raymond Larsen                                                   Class I                     151,573.379             12.43%
7914 Fisher Island Drive
Fisher Island, FL  33109-0993


                             ADDITIONAL INFORMATION
CAPITAL STOCK
   The Trust was established as a Delaware business trust on February 3, 1998. The Board of Trustees directs the management of the business of the Trust. The Board has duties and responsibilities comparable to those of the boards of directors of corporations, not to those of trustees under customary trust principles. The Trustees oversee the Trust's activities, elect the officers of the Trust who are responsible for its day-to-day operations, review contractual arrangements with the companies that provide services to the Trust, and review investment performance.

   The Trust, an open-end, diversified, management investment company, has an unlimited number of shares of beneficial interest which, without shareholder approval, may be divided by the Trustees into an unlimited number of funds and classes. Voting rights are based on a shareholder's total dollar interest in a Series and are thus allocated in proportion to the value of each shareholder's investment. Shares vote together on matters that concern the entire Trust, or by individual fund or class when the Board of Trustees determines that the matter affects only the interests of a particular fund or class.

FINANCIAL STATEMENTS

   The Financial Statements for the fiscal year ended October 31, 1999 appearing in the Fund's 1999 Annual Report to Shareholders and for the six months ended April 30, 2000 appearing in the Fund's Semiannual Report to Shareholders, are incorporated herein by reference.


REPORTS TO SHAREHOLDERS
   The fiscal year of the Fund ends on October 31. The Fund will send financial statements to its shareholders at least semi-annually. An annual report, containing financial statements audited by the Fund's independent accountants will be sent to shareholders each year, and is available without charge upon request.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 has been selected as the independent accountants for the Fund.
PricewaterhouseCoopers LLP audits the Fund's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT
   The Bank of New York, One Wall Street, New York, New York 10286 serves as custodian.

   Phoenix Equity Planning Corporation ("PEPCO"), 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent of $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

PHOENIX-EUCLID MARKET NEUTRAL FUND

            INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2000
                                  (UNAUDITED)

                                              SHARES     VALUE
                                              -------  ----------
COMMON STOCKS--68.4%

AEROSPACE/DEFENSE--0.4%
Boeing Co. (The)........................       5,200   $  206,375

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc........       1,700       40,800

AIR FREIGHT--0.3%
Iron Mountain, Inc.(b)..................       3,900      136,500
AIRLINES--0.2%
AirTran Holdings, Inc.(b)...............      22,700       96,475

ALUMINUM--0.3%
Alcoa, Inc..............................       2,600      168,675

AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc.................       9,400      199,162
AUTOMOBILES--0.2%
General Motors Corp.....................       1,300      121,712

BANKS (MAJOR REGIONAL)--1.9%
Bank of New York Co., Inc. (The)........       3,500      143,719
Fleet Boston Financial Corp.............       7,700      272,869
Mellon Financial Corp...................       4,300      138,137
SouthTrust Corp.........................       4,200      100,275
SunTrust Banks, Inc.....................       6,300      319,725
                                                       ----------
                                                          974,725
                                                       ----------

BANKS (MONEY CENTER)--1.4%
Bank of America Corp....................       6,200      303,800
Chase Manhattan Corp. (The).............       1,300       93,681
First Union Corp........................       9,900      315,562
                                                       ----------
                                                          713,043
                                                       ----------

BANKS (REGIONAL)--0.9%
1St Source Corp.........................      11,900      245,437
BancWest Corp...........................       4,000       73,250
Hibernia Corp. Class A..................      14,600      155,125
                                                       ----------
                                                          473,812
                                                       ----------

BEVERAGES (ALCOHOLIC)--0.1%
Robert Mondavi Corp. (The)
Class A(b)..............................       1,800       59,737

                                              SHARES     VALUE
                                              -------  ----------
BEVERAGES (NON-ALCOHOLIC)--0.5%
PepsiCo, Inc............................       6,700   $  245,806

BIOTECHNOLOGY--0.4%
Biogen, Inc.(b).........................         600       35,287
IDEXX Laboratories, Inc.(b).............       3,300       86,625
Liposome Co., Inc. (The)(b).............       2,500       43,750
Maxim Pharmaceuticals, Inc.(b)..........       1,200       46,500
XOMA, Ltd.(b)...........................       5,800       23,562
                                                       ----------
                                                          235,724
                                                       ----------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
AMFM, Inc.(b)...........................       1,000       66,375
CBS Corp.(b)............................       3,700      217,375
Infinity Broadcasting Corp.
Class A(b)..............................       1,600       54,300
Radio One, Inc.(b)......................       1,100       63,800
Westwood One, Inc. (b)..................       4,000      141,500
                                                       ----------
                                                          543,350
                                                       ----------

BUILDING MATERIALS--0.6%
Dal-Tile International, Inc.(b).........      27,400      267,150
Lafarge Corp............................       2,000       50,500
                                                       ----------
                                                          317,650
                                                       ----------

CHEMICALS--0.1%
Airgas, Inc.(b).........................       7,900       46,412

CHEMICALS (DIVERSIFIED)--0.5%
Engelhard Corp..........................       4,400       77,275
Olin Corp...............................      10,300      182,825
                                                       ----------
                                                          260,100
                                                       ----------

CHEMICALS (SPECIALTY)--1.0%
Albemarle Corp..........................       4,100       85,844
M.A. Hanna Co...........................      21,600      248,400
RPM, Inc................................       8,300       84,037
Schulman (A.), Inc......................      10,400      133,900
                                                       ----------
                                                          552,181
                                                       ----------

COMMUNICATIONS EQUIPMENT--0.6%
ADC Telecommunications, Inc.(b).........       1,100       66,825
Advanced Fibre
Communications, Inc.(b).................         400       18,275

2                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
COMMUNICATIONS EQUIPMENT--CONTINUED
Cable Design Technologies Corp.(b)......         600   $   20,550
CommScope, Inc.(b)......................       2,200      104,500
Comverse Technology, Inc.(b)............         200       17,837
Scientific-Atlanta, Inc.................         800       52,050
Sycamore Networks, Inc.(b)..............         200       15,700
Westell Technologies, Inc.(b)...........       1,200       34,125
                                                       ----------
                                                          329,862
                                                       ----------

COMPUTERS (HARDWARE)--0.6%
Dell Computer Corp.(b)..................         100        5,012
Gateway, Inc.(b)........................         300       16,575
NCR Corp.(b)............................       2,100       81,112
National Instruments Corp.(b)...........       3,700      180,375
Sun Microsystems, Inc.(b)...............         100        9,194
                                                       ----------
                                                          292,268
                                                       ----------

COMPUTERS (NETWORKING)--0.1%
Cisco Systems, Inc.(b)..................         400       27,731
Network Appliance, Inc. (b).............         200       14,787
                                                       ----------
                                                           42,518
                                                       ----------

COMPUTERS (SOFTWARE & SERVICES)--1.2%
American Management Systems, Inc.(b)....       2,300       85,100
Computer Associates
International, Inc......................         300       16,744
Hyperion Solutions Corp.(b).............       2,000       60,656
ISS Group, Inc.(b)......................         500       45,219
Inet Technologies, Inc.(b)..............       1,500       64,687
LHS Group, Inc.(b)......................       1,900       75,525
Mercury Interactive Corp.(b)............         500       45,000
Microsoft Corp.(b)......................         200       13,950
NVIDIA Corp.(b).........................         400       35,650
Pegasus Systems, Inc.(b)................       1,800       31,950
Pharmacopeia, Inc.(b)...................       1,100       45,237
Proxicom, Inc.(b).......................         800       27,350
RealNetworks, Inc.(b)...................         400       19,050
Sagent Technology, Inc.(b)..............         500        3,969
Sybase, Inc.(b).........................       3,400       68,637
                                                       ----------
                                                          638,724
                                                       ----------
CONSUMER FINANCE--0.9%
Capital One Financial Corp..............         700       30,625
MBNA Corp...............................       1,700       45,156
Metris Cos., Inc........................       1,200       45,000
PMI Group, Inc. (The)...................       3,700      179,219
Providian Financial Corp................         400       35,225

                                              SHARES     VALUE
                                              -------  ----------
CONSUMER FINANCE--CONTINUED
WFS Financial, Inc.(b)..................       7,000   $  136,500
                                                       ----------
                                                          471,725
                                                       ----------

CONTAINERS & PACKAGING (PAPER)--0.4%
Temple-Inland, Inc......................       4,100      205,512

DISTRIBUTORS (FOOD & HEALTH)--1.0%
Bindley Western Industries, Inc.........       9,500      165,656
Cardinal Health, Inc....................         900       49,556
SUPERVALU, Inc..........................       9,289      192,166
SYSCO Corp..............................       2,800      105,350
                                                       ----------
                                                          512,728
                                                       ----------

ELECTRIC COMPANIES--4.5%
American Electric Power Co., Inc........       7,700      282,012
CMP Group, Inc..........................       2,700       78,131
Florida Progress Corp...................       6,100      298,900
Hawaiian Electric Industries, Inc.......       1,300       48,100
PG&E Corp...............................       8,400      217,875
Public Service Enterprise
Group, Inc..............................       7,700      276,237
Puget Sound Energy, Inc.................       1,900       45,125
Reliant Energy, Inc.....................       6,300      167,737
Southern Co. (The)......................      10,900      271,819
Texas Utilities Co......................      11,200      377,300
UtiliCorp United, Inc...................      15,350      295,487
                                                       ----------
                                                        2,358,723
                                                       ----------

ELECTRICAL EQUIPMENT--1.5%
ACT Manufacturing, Inc.(b)..............       1,700       61,837
American Power Conversion Corp.(b)......       3,100      109,469
Cooper Industries, Inc..................         600       20,587
Emerson Electric Co.....................       5,000      274,375
General Electric Co.....................         200       31,450
Rockwell International Corp.............       1,100       43,312
Sensormatic Electronics Corp.(b)........       5,400       90,112
Solectron Corp.(b)......................         800       37,450
Three-Five Systems, Inc.(b).............         900       78,300
Viasystems Group, Inc.(b)...............         100        1,594
Zomax, Inc.(b)..........................         300       14,194
                                                       ----------
                                                          762,680
                                                       ----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.4%
Arrow Electronics, Inc.(b)..............       4,800      210,300

ELECTRONICS (INSTRUMENTATION)--0.4%
Agilent Technologies, Inc.(b)...........         600       53,175
FEI Co.(b)..............................       2,000       45,250

                       See Notes to Financial Statements                       3

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
ELECTRONICS (INSTRUMENTATION)--CONTINUED
Thermo Instrument Systems, Inc. (b).....       7,300   $  130,487
                                                       ----------
                                                          228,912
                                                       ----------
ELECTRONICS (SEMICONDUCTORS)--0.6%
Cypress Semiconductor Corp.(b)..........       1,500       77,906
Intel Corp..............................         200       25,362
International Rectifier Corp.(b)........       1,400       68,775
Maxim Integrated Products, Inc.(b)......       1,500       97,219
TranSwitch Corp.(b).....................         700       61,644
                                                       ----------
                                                          330,906
                                                       ----------

ENTERTAINMENT--0.7%
Pixar, Inc.(b)..........................       3,700      137,594
Walt Disney Co. (The)...................       5,500      238,219
                                                       ----------
                                                          375,813
                                                       ----------
EQUIPMENT (SEMICONDUCTORS)--0.7%
Applied Science and
Technology, Inc.(b).....................       2,000       54,375
Cymer, Inc.(b)..........................       1,300       50,781
Lam Research Corp.(b)...................         100        4,587
Silicon Valley Group, Inc.(b)...........         800       22,800
Teradyne, Inc.(b).......................         600       66,000
Ultratech Stepper, Inc.(b)..............       5,700       85,144
Varian Semiconductor Equipment
Associates, Inc.(b).....................       1,400       94,150
                                                       ----------
                                                          377,837
                                                       ----------

FINANCIAL (DIVERSIFIED)--1.0%
Citigroup, Inc..........................       2,200      130,762
Fannie Mae..............................       3,800      229,187
Freddie Mac.............................       4,100      188,344
                                                       ----------
                                                          548,293
                                                       ----------

FOODS--1.6%
Bestfoods...............................       3,700      185,925
Earthgrains Co. (The)...................       4,600       64,687
IBP, Inc................................       8,000      132,000
International Home Foods, Inc.(b).......       6,500       94,656
Nabisco Group Holdings Corp.............      19,500      251,062
Ralston-Ralston Purina Group............       3,800       67,212
Tyson Foods, Inc. Class A...............       6,600       68,887
                                                       ----------
                                                          864,429
                                                       ----------

FOOTWEAR--0.1%
Wolverine World Wide, Inc...............       2,400       28,800

                                              SHARES     VALUE
                                              -------  ----------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Harrah's Entertainment, Inc.(b).........       3,200   $   65,800
Mandalay Resort Group(b)................       5,400      101,925
Pinnacle Entertainment, Inc.(b).........       5,900      118,369
                                                       ----------
                                                          286,094
                                                       ----------

HEALTH CARE (DIVERSIFIED)--0.7%
Abbott Laboratories.....................       5,900      226,781
IVAX Corp.(b)...........................       4,300      117,712
                                                       ----------
                                                          344,493
                                                       ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
DUSA Pharmaceuticals, Inc.(b)...........       3,800       62,700
Merck & Co., Inc........................       1,600      111,200
Pfizer, Inc.............................       4,400      185,350
Schering-Plough Corp....................       2,300       92,719
                                                       ----------
                                                          451,969
                                                       ----------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
Triad Hospitals, Inc.(b)................       6,300      108,281

HEALTH CARE (MANAGED CARE)--0.6%
Foundation Health Systems, Inc.
Class A(b)..............................       7,800       78,487
Trigon Healthcare, Inc.(b)..............       2,200       79,062
UnitedHealth Group, Inc.................       2,200      146,712
                                                       ----------
                                                          304,261
                                                       ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
ResMed, Inc.(b).........................       1,000       34,000

HEALTH CARE (SPECIALIZED SERVICES)--0.2%
Hooper Holmes, Inc......................       5,600       97,300

HOMEBUILDING--0.1%
Clayton Homes, Inc......................       5,400       51,300

HOUSEHOLD FURNISHINGS & APPLIANCES--0.7%
Leggett & Platt, Inc....................       6,400      136,800
U.S. Industries, Inc....................       2,200       26,812
Whirlpool Corp..........................       2,900      188,862
                                                       ----------
                                                          352,474
                                                       ----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.5%
Clorox Co. (The)........................       1,000       36,750
Colgate-Palmolive Co....................       3,300      188,512
Energizer Holdings, Inc.(b).............       1,266       21,601
                                                       ----------
                                                          246,863
                                                       ----------

4                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
HOUSEWARES--0.3%
Tupperware Corp.........................       7,400   $  139,675

INSURANCE (LIFE/HEALTH)--0.5%
AFLAC, Inc..............................       2,300      112,269
Nationwide Financial Services, Inc.
Class A.................................       5,500      152,969
                                                       ----------
                                                          265,238
                                                       ----------

INSURANCE (MULTI-LINE)--0.4%
Hartford Financial Services Group, Inc.
(The)...................................         800       41,750
Loews Corp..............................       3,000      165,375
                                                       ----------
                                                          207,125
                                                       ----------

INSURANCE (PROPERTY-CASUALTY)--0.9%
Leucadia National Corp..................       5,100      118,894
MGIC Investment Corp....................       3,500      167,344
Radian Group, Inc.......................       3,166      161,268
                                                       ----------
                                                          447,506
                                                       ----------

INVESTMENT BANKING/BROKERAGE--0.8%
Edwards (A.G.), Inc.....................       5,700      214,462
Lehman Brothers Holdings, Inc...........       1,100       90,269
National Discount Brokers Group, Inc.
(b).....................................       1,200       35,025
Paine Webber Group, Inc.................       1,100       48,262
Schwab (Charles) Corp. (The)............       1,200       53,400
                                                       ----------
                                                          441,418
                                                       ----------

INVESTMENT MANAGEMENT--1.1%
Eaton Vance Corp........................       2,200       93,087
Pioneer Group, Inc. (The)(b)............       9,500      266,000
Price (T. Rowe) Associates, Inc.........       5,700      217,313
                                                       ----------
                                                          576,400
                                                       ----------
IRON & STEEL--1.1%
Nucor Corp..............................       3,800      163,400
Worthington Industries, Inc.............      33,250      411,469
                                                       ----------
                                                          574,869
                                                       ----------

LEISURE TIME (PRODUCTS)--0.6%
Brunswick Corp..........................      12,300      236,006
Harley-Davidson, Inc....................       1,800       71,663
                                                       ----------
                                                          307,669
                                                       ----------
LODGING-HOTELS--0.5%
Extended Stay America, Inc.(b)..........      27,000      241,313

                                              SHARES     VALUE
                                              -------  ----------

MACHINERY (DIVERSIFIED)--0.4%
Dover Corp..............................       2,000   $  101,625
Ingersoll-Rand Co.......................         600       28,163
Manitowoc Co., Inc. (The)...............       3,000       99,563
                                                       ----------
                                                          229,351
                                                       ----------

MANUFACTURING (DIVERSIFIED)--1.2%
Johnson Controls, Inc...................       1,000       63,313
National Service Industries, Inc........       2,800       60,200
Shaw Group, Inc. (The)(b)...............       1,100       39,119
Tyco International Ltd..................       2,300      105,656
United Dominion Industries Ltd..........       2,700       47,081
United Technologies Corp................       3,700      230,094
WMS Industries, Inc.(b).................      12,400      108,500
                                                       ----------
                                                          653,963
                                                       ----------

MANUFACTURING (SPECIALIZED)--0.8%
AptarGroup, Inc.........................       1,800       51,300
Avery Dennison Corp.....................       1,500       98,438
Insituform Technologies, Inc.(b)........       5,100      171,169
JLG Industries, Inc.....................       2,300       21,850
Pall Corp...............................       2,000       44,625
Reliance Steel & Aluminum Co............       2,100       48,300
                                                       ----------
                                                          435,682
                                                       ----------

METAL FABRICATORS--0.4%
Mueller Industries, Inc.(b).............       6,100      200,919

NATURAL GAS--1.7%
Equitable Resources, Inc................       7,500      347,813
KeySpan Corp............................       5,500      161,563
Questar Corp............................      12,100      227,631
Western Gas Resources, Inc..............      10,400      173,550
                                                       ----------
                                                          910,557
                                                       ----------

OFFICE EQUIPMENT & SUPPLIES--0.2%
Wallace Computer Services, Inc..........      10,800      118,125

OIL & GAS (DRILLING & EQUIPMENT)--1.0%
Atwood Oceanics, Inc.(b)................       3,400      206,125
BJ Services Co.(b)......................       2,100      147,525
Noble Drilling Corp.(b).................         500       19,969
Tidewater, Inc..........................       4,500      133,875
                                                       ----------
                                                          507,494
                                                       ----------

OIL & GAS (EXPLORATION & PRODUCTION)--2.2%
Apache Corp.............................       3,200      155,000

                       See Notes to Financial Statements                       5

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Cross Timbers Oil Co....................       9,700   $  140,044
Kerr-McGee Corp.........................       2,900      150,075
Mitchell Energy & Development Corp.
Class B.................................       9,600      229,800
Pioneer Natural Resources Co.(b)........      21,800      224,813
Triton Energy Ltd.(b)...................       2,100       76,519
Vintage Petroleum, Inc..................       8,300      164,963
                                                       ----------
                                                        1,141,214
                                                       ----------
OIL & GAS (REFINING & MARKETING)--0.8%
Tosco Corp..............................         900       28,856
Ultramar Diamond Shamrock Corp..........      15,800      391,050
                                                       ----------
                                                          419,906
                                                       ----------

OIL (DOMESTIC INTEGRATED)--1.2%
Conoco, Inc. Class B....................       1,500       37,313
Occidental Petroleum Corp...............      14,600      312,988
USX-Marathon Group......................      11,800      275,088
                                                       ----------
                                                          625,389
                                                       ----------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Chevron Corp............................         900       76,613
Texaco, Inc.............................       6,200      306,900
                                                       ----------
                                                          383,513
                                                       ----------
PAPER & FOREST PRODUCTS--1.6%
Longview Fibre Co.......................      16,100      205,275
Louisiana-Pacific Corp..................      14,700      196,613
Westvaco Corp...........................       5,500      169,813
Weyerhaeuser Co.........................       3,200      171,000
Willamette Industries, Inc..............       2,900      110,744
                                                       ----------
                                                          853,445
                                                       ----------
PERSONAL CARE--0.4%
Estee Lauder Cos., Inc. (The)
Class A.................................         600       26,475
Gillette Co. (The)......................       4,500      166,500
                                                       ----------
                                                          192,975
                                                       ----------

PHOTOGRAPHY/IMAGING--0.4%
IKON Office Solutions, Inc..............      20,400      119,850
In Focus Systems, Inc.(b)...............       2,400       71,850
Xerox Corp..............................       1,300       34,369
                                                       ----------
                                                          226,069
                                                       ----------

POWER PRODUCERS (INDEPENDENT)--0.3%
AES Corp. (The)(b)......................       1,600      143,900

                                              SHARES     VALUE
                                              -------  ----------

PUBLISHING--0.1%
Martha Stewart Living Omnimedia, Inc.
Class A(b)..............................       5,600   $   79,800

PUBLISHING (NEWSPAPERS)--0.7%
Belo (A.H.) Corp........................       3,800       63,413
Dow Jones & Co., Inc....................       2,000      129,750
Knight-Ridder, Inc......................       2,000       98,125
New York Times Co. (The) Class A........       1,400       57,663
                                                       ----------
                                                          348,951
                                                       ----------

REITS--3.9%
AMB Property Corp.......................       4,100       90,456
Avalonbay Communities, Inc..............       1,400       54,775
Boston Properties, Inc..................       1,300       45,338
Developers Diversified Realty Corp......      11,200      170,100
Duke-Weeks Realty Corp..................       6,200      134,463
Equity Office Properties Trust..........       8,700      236,531
Equity Residential Properties Trust.....       7,000      318,500
MeriStar Hospitality Corp...............       6,400      126,400
Post Properties, Inc....................       2,200       92,400
Reckson Associates Realty Corp..........      13,900      278,869
Simon Property Group, Inc...............       4,000      101,500
Spieker Properties, Inc.................       5,800      257,013
United Dominion Realty Trust, Inc.......       1,700       17,000
Vornado Realty Trust....................         800       27,600
Weingarten Realty Investors.............       2,400       97,200
                                                       ----------
                                                        2,048,145
                                                       ----------

RESTAURANTS--0.3%
Brinker International, Inc.(b)..........       4,400      140,250

RETAIL (BUILDING SUPPLIES)--0.4%
Hughes Supply, Inc......................       1,100       16,775
Lowe's Cos., Inc........................       1,500       74,250
Sherwin-Williams Co. (The)..............       5,600      139,300
                                                       ----------
                                                          230,325
                                                       ----------

RETAIL (COMPUTERS & ELECTRONICS)--0.1%
Best Buy Co., Inc.(b)...................         500       40,375

RETAIL (DEPARTMENT STORES)--0.3%
Federated Department Stores, Inc.(b)....       1,900       64,600
May Department Stores Co. (The).........       3,300       90,750
                                                       ----------
                                                          155,350
                                                       ----------

RETAIL (DISCOUNTERS)--0.2%
Dollar Tree Stores, Inc.(b).............       1,700       98,388

6                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
RETAIL (DISCOUNTERS)--CONTINUED
Ross Stores, Inc........................       1,200   $   24,900
                                                       ----------
                                                          123,288
                                                       ----------
RETAIL (DRUG STORES)--0.1%
Walgreen Co.............................       2,300       64,688

RETAIL (FOOD CHAINS)--0.3%
Ruddick Corp............................       7,100       81,206
Safeway, Inc.(b)........................       1,800       79,425
                                                       ----------
                                                          160,631
                                                       ----------
RETAIL (GENERAL MERCHANDISE)--1.0%
BJ's Wholesale Club, Inc.(b)............       2,800       99,225
Costco Wholesale Corp.(b)...............       2,200      118,938
Sears, Roebuck & Co.....................       3,900      142,838
Wal-Mart Stores, Inc....................       2,800      155,050
                                                       ----------
                                                          516,051
                                                       ----------
RETAIL (SPECIALTY)--1.0%
Pier 1 Imports, Inc.....................      13,700      155,838
Staples, Inc.(b)........................       4,000       76,250
Tiffany & Co............................         900       65,419
Venator Group, Inc.(b)..................      12,800      152,000
Zale Corp.(b)...........................       1,500       61,875
                                                       ----------
                                                          511,382
                                                       ----------

RETAIL (SPECIALTY-APPAREL)--0.7%
American Eagle Outfitters, Inc.(b)......       1,400       23,800
Charming Shoppes, Inc.(b)...............      33,600      226,800
Gap, Inc. (The).........................         600       22,050
Talbots, Inc. (The).....................       1,700       85,956
                                                       ----------
                                                          358,606
                                                       ----------
SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp..............       1,700       58,013
GreenPoint Financial Corp...............       5,100       94,988
Sovereign Bancorp, Inc..................      15,300      105,188
                                                       ----------
                                                          258,189
                                                       ----------
SERVICES (ADVERTISING/MARKETING)--0.1%
Interpublic Group of Companies, Inc.
(The)...................................       1,000       41,000

SERVICES (COMMERCIAL & CONSUMER)--0.8%
Gemstar International Group Ltd. (b)....         400       18,500
Navigant Consulting, Inc.(b)............       8,400       83,475

                                              SHARES     VALUE
                                              -------  ----------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Stewart Enterprises, Inc. Class A.......      27,500   $  132,344
TeleTech Holdings, Inc.(b)..............       2,400       78,300
United Rentals, Inc.(b).................       6,800       92,225
                                                       ----------
                                                          404,844
                                                       ----------

SERVICES (COMPUTER SYSTEMS)--0.6%
Computer Sciences Corp.(b)..............         800       65,250
Electronic Data Systems Corp............       2,500      171,875
Lightbridge, Inc.(b)....................       3,300       69,300
MarchFirst, Inc.(b).....................       1,000       21,313
                                                       ----------
                                                          327,738
                                                       ----------

SERVICES (DATA PROCESSING)--1.0%
Automatic Data Processing, Inc..........       3,500      188,344
Concord EFS, Inc.(b)....................       5,300      118,588
DST Systems, Inc.(b)....................         600       44,513
MedQuist, Inc.(b).......................       3,800      134,663
Paychex, Inc............................         400       21,050
                                                       ----------
                                                          507,158
                                                       ----------

SERVICES (EMPLOYMENT)--0.2%
Interim Services, Inc.(b)...............       7,700      131,863

SHIPPING--0.3%
Alexander & Baldwin, Inc................       7,700      161,700

SPECIALTY PRINTING--0.6%
Banta Corp..............................      11,500      224,969
Topps Co., Inc. (The)(b)................       9,600       84,000
                                                       ----------
                                                          308,969
                                                       ----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
AT&T Wireless Group(b)..................         700       22,269
Western Wireless Corp. Class A(b).......       2,200      109,313
                                                       ----------
                                                          131,582
                                                       ----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.4%
AT&T Corp...............................       3,400      158,738
Nextlink Communications, Inc.
Class A(b)..............................         200       16,863
Sprint Corp.............................       9,000      553,500
                                                       ----------
                                                          729,101
                                                       ----------

TELEPHONE--1.0%
Bell Atlantic Corp......................       3,200      189,600
BellSouth Corp..........................       6,000      292,125

                       See Notes to Financial Statements                       7

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
TELEPHONE--CONTINUED
CenturyTel, Inc.........................         900   $   22,050
                                                       ----------
                                                          503,775
                                                       ----------

TEXTILES (APPAREL)--0.5%
Liz Claiborne, Inc......................       2,100       97,256
Russell Corp............................       7,400      145,225
Tommy Hilfiger Corp.(b).................       3,300       29,081
                                                       ----------
                                                          271,562
                                                       ----------

TEXTILES (HOME FURNISHINGS)--0.8%
Mohawk Industries, Inc.(b)..............       1,700       42,181
Shaw Industries, Inc....................      12,300      194,494
Springs Industries, Inc. Class A........       4,100      168,356
                                                       ----------
                                                          405,031
                                                       ----------

TRUCKERS--0.4%
USFreightways Corp......................       4,600      214,475

TRUCKS & PARTS--0.3%
PACCAR, Inc.............................       3,300      156,956
- -----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,394,010)                          35,824,804
- -----------------------------------------------------------------
FOREIGN COMMON STOCKS--6.4%

AIRLINES--0.3%
Ryanair Holdings PLC Sponsored ADR
(Ireland)(b)............................       4,200      171,150

ALUMINUM--0.7%
Alcan Aluminum Ltd. (Canada)............      11,900      389,725

AUTO PARTS & EQUIPMENT--0.1%
Magna International, Inc. Class A
(Canada)................................         800       37,400

COMMUNICATIONS EQUIPMENT--0.7%
Alcatel Sponsored ADR (France)..........       2,100       95,419
NDS Group PLC Sponsored ADR (United
Kingdom)(b).............................       1,500       84,750
Nokia Oyj Sponsored ADR (Finland).......       1,200       68,250

Telefonaktiebolaget LM Ericsson
Sponsored ADR (Sweden)..................       1,400      123,812
                                                       ----------
                                                          372,231
                                                       ----------

                                              SHARES     VALUE
                                              -------  ----------

ELECTRONICS (INSTRUMENTATION)--0.4%
Qiagen NV (Netherlands)(b)..............       1,400   $  203,175

ELECTRONICS (SEMICONDUCTORS)--0.3%
Taiwan Semiconductor Manufacturing Co.
Ltd. Sponsored ADR (Taiwan)(b)..........       3,300      172,631

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.7%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................       3,100      124,775

Teva Pharmaceutical Industries Ltd.
Sponsored ADR (Israel)..................       5,800      255,200
                                                       ----------
                                                          379,975
                                                       ----------

MACHINERY (DIVERSIFIED)--0.1%
CNH Global NV (Netherlands).............       3,700       49,950

OIL (INTERNATIONAL INTEGRATED)--1.4%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................       3,690      188,190

Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands)....................       5,800      332,775

Shell Transport & Trading Co. ADR
(United Kingdom)........................       3,800      183,350
                                                       ----------
                                                          704,315
                                                       ----------

RAILROADS--0.9%
Canadian Pacific Ltd. (Canada)..........      19,800      471,488

SPECIALTY PRINTING--0.3%
Quebecor World, Inc. (Canada)...........       7,200      162,900

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Vodafone AirTouch PLC Sponsored ADR
(United Kingdom)........................       3,700      173,900

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Telefonos de Mexico SA Sponsored ADR
Series L (Mexico).......................       1,400       82,338
- -----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,385,126)                            3,371,178
- -----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--74.8%
(IDENTIFIED COST $38,779,136)                          39,195,982
- -----------------------------------------------------------------

8                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                PAR
                                               VALUE
                                               (000)     VALUE
                                              -------  ----------
SHORT-TERM OBLIGATIONS--25.9%
FEDERAL AGENCY SECURITIES--9.5%
Freddie Mac 5.89%, 5/23/00..............      $5,000   $4,982,003

REPURCHASE AGREEMENT--16.1%
Morgan Stanley & Co., Inc. repurchase
agreement 5.72%, dated 4/28/00 due
5/1/00, repurchase price $4,453,122
collateralized by Fannie Mae Bonds 6% to
7%, 6/1/06 to 7/1/18, market value
$4,540,333..............................       4,451    4,451,000
Prudential Securities, Inc. repurchase
agreement 5.79%, dated 4/28/00 due
5/1/00, repurchase price $4,001,930
collateralized by FC Discount Note
5.84%, 5/15/00, market value
$4,080,051..............................       4,000    4,000,000
                                                       ----------
                                                        8,451,000
                                                       ----------

U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.45%, 6/22/00.......         150      148,819
- -----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,581,822)                          13,581,822
- -----------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $52,360,958)                                 52,777,804(a)

SECURITIES SOLD SHORT--(70.8%)
(PROCEEDS $38,005,033)                                       (37,122,876)
Cash and receivables, less liabilities--70.1%                 36,738,826
                                                          --------------
NET ASSETS--100.0%                                        $   52,393,754
                                                          ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,374,963 and gross depreciation of $2,684,690 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $54,087,531.
(b) Non-income producing.

                                                 SHARES
                                              -------------
SECURITIES SOLD SHORT--70.8%
COMMON STOCKS--60.8%
AEROSPACE/DEFENSE--0.6%
AAR Corp................................            8,700       131,044
Northrop Grumman Corp...................            2,600       184,275
Precision Castparts Corp................            1,400        58,450
                                                             ----------
                                                                373,769
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------

AIR FREIGHT--0.3%
Airborne Freight Corp...................            5,500    $  117,906
CNF Transportation, Inc.................              600        16,762
                                                             ----------
                                                                134,668
                                                             ----------

AIRLINES--0.9%
AMR Corp................................            4,200       143,062
Continental Airlines, Inc. Class B......              700        28,000
Delta Air Lines, Inc....................            1,200        63,300
Midwest Express Holdings, Inc...........            5,800       146,812
US Airways Group, Inc...................            3,300        91,781
                                                             ----------
                                                                472,955
                                                             ----------
ALUMINUM--0.3%
Reynolds Metals Co......................            2,700       179,550
AUTO PARTS & EQUIPMENT--0.9%
Dana Corp...............................            6,700       203,512
Federal-Mogul Corp......................            4,400        59,675
Goodyear Tire & Rubber Co. (The)........            6,100       168,512
MascoTech, Inc..........................            3,400        39,312
                                                             ----------
                                                                471,011
                                                             ----------
BANKS (MAJOR REGIONAL)--2.0%
Bank One Corp...........................            6,900       210,450
Comerica, Inc...........................              600        25,425
Fifth Third Bancorp.....................            1,000        63,125
PNC Financial Services Group............            2,200        95,975
State Street Corp.......................            1,700       164,687
Union Planters Corp.....................            2,614        74,009
Wachovia Corp...........................            3,100       194,331
Wells Fargo & Co........................            5,600       229,950
                                                             ----------
                                                              1,057,952
                                                             ----------
BANKS (REGIONAL)--0.3%
Centura Banks, Inc......................            1,400        57,837
Commerce Bancorp, Inc...................              945        37,505
Wilmington Trust Corp...................            1,700        78,412
                                                             ----------
                                                                173,754
                                                             ----------
BEVERAGES (ALCOHOLIC)--0.4%
Anheuser-Busch Cos., Inc................            2,000       141,125

                       See Notes to Financial Statements                       9

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
BEVERAGES (ALCOHOLIC)--CONTINUED
Brown-Forman Corp. Class B..............              800    $   43,650
                                                             ----------
                                                                184,775
                                                             ----------

BIOTECHNOLOGY--0.4%
Aphton Corp.............................              900        24,750
Biomira, Inc............................            2,400        18,300
Edwards Lifesciences Corp...............              600         9,000
MedImmune, Inc..........................              200        31,987
Millennium Pharmaceuticals, Inc.........            1,000        79,375
Neurocrine Biosciences, Inc.............            2,400        51,000
                                                             ----------
                                                                214,412
                                                             ----------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.5%
AT&T Corp.- Liberty Media Group
Class A.................................            3,600       179,775
Clear Channel Communications, Inc.......            1,600       115,200
Comcast Corp. Class A...................            1,700        68,106
Cox Radio, Inc. Class A.................            2,400       174,000
Pegasus Communications Corp.............              800        87,300
RCN Corp................................            1,900        54,387
Univision Communications, Inc.
Class A.................................            1,000       109,250
                                                             ----------
                                                                788,018
                                                             ----------

BUILDING MATERIALS--0.6%
Owens Corning...........................            5,900       107,306
USG Corp................................            5,100       212,925
                                                             ----------
                                                                320,231
                                                             ----------
CHEMICALS--0.7%
Cabot Corp..............................            3,200        86,400
Dow Chemical Co. (The)..................              800        90,400
Dupont (E.I.) de Nemours & Co...........              500        23,719
Lyondell Chemical Co....................            7,700       141,487
Union Carbide Corp......................              500        29,500
                                                             ----------
                                                                371,506
                                                             ----------

CHEMICALS (DIVERSIFIED)--0.1%
PPG Industries, Inc.....................            1,400        76,125

CHEMICALS (SPECIALTY)--1.2%
Ecolab, Inc.............................            1,800        70,312
Hercules, Inc...........................            3,014        46,905
International Flavors &
Fragrances, Inc.........................            4,900       168,744
MacDermid, Inc..........................            7,200       168,750
Millennium Chemicals, Inc...............            8,200       163,487
                                                             ----------
                                                                618,198
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------

COMMUNICATIONS EQUIPMENT--0.7%
CAIS Internet, Inc......................            3,400    $   45,050
CIENA Corp..............................              200        24,725
Davox Corp..............................            1,300        33,150
General Motors Corp. Class H............              700        67,419
Intelect Communications, Inc............            3,500        10,719
Motorola, Inc...........................              800        95,250
Netro Corp..............................              200         8,625
Tellabs, Inc............................              800        43,850
Tut Systems, Inc........................              800        38,400
                                                             ----------
                                                                367,188
                                                             ----------

COMPUTERS (HARDWARE)--0.2%
Alteon Websystems, Inc..................              300        20,400
Apple Computer, Inc.....................              400        49,625
Compaq Computer Corp....................            1,700        49,725
Emulex Corp.............................              100         4,537
                                                             ----------
                                                                124,287
                                                             ----------

COMPUTERS (PERIPHERALS)--0.9%
ION Networks, Inc.......................              800         9,200
Lexmark International Group, Inc.
Class A.................................              600        70,800
Procom Technology, Inc..................              700        25,200
Quantum Corp. - DLT & Storage Systems...            2,800        32,900
Seagate Technology, Inc.................              700        35,569
Secure Computing Corp...................            1,600        19,900
Storage Technology Corp.................            5,500        71,500
Unova, Inc..............................           15,400       215,600
                                                             ----------
                                                                480,669
                                                             ----------

COMPUTERS (SOFTWARE & SERVICES)--1.5%
Akamai Technologies, Inc................              100         9,887
Ariba, Inc..............................              400        29,675
Art Technology Group, Inc...............              200        12,150
Ask Jeeves, Inc.........................              400        12,150
At Home Corp. Series A..................            1,400        26,075
BMC Software, Inc.......................            1,100        51,494
Commerce One, Inc.......................              200        12,212
Digital Insight Corp....................              810        31,691
eBay, Inc...............................              100        15,919
e-MedSoft.com...........................            2,100        17,194
eShare Technologies, Inc................            1,600        11,400
Epicor Software Corp....................            3,800        15,200
Exodus Communications, Inc..............              200        17,687
IMRglobal Corp..........................            2,300        29,612
InfoSpace, Inc..........................              200        14,362
Inktomi Corp............................              100        15,394

10                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Intuit, Inc.............................              500    $   17,969
Macromedia, Inc.........................              500        43,500
Manugistics Group, Inc..................            1,000        42,812
netGuru, Inc............................            1,000        22,750
Phone.com, Inc..........................              200        16,800
Puma Technology, Inc....................              200         6,125
PurchasePro.com, Inc....................              300         9,000
QRS Corp................................            1,100        36,300
Rare Medium Group, Inc..................              500        10,281
Rational Software Corp..................              200        17,025
Red Hat, Inc............................              300         7,519
Redback Networks, Inc...................              400        31,750
Santa Cruz Operation, Inc. (The)........            3,500        21,219
Sonic Foundry, Inc......................              300        13,425
Synopsys, Inc...........................              500        21,000
Talk City, Inc..........................           10,900        38,150
VERITAS Software Corp...................              300        32,180
Vertel Corp.............................              900        14,962
VerticalNet, Inc........................              200        10,800
Vignette Corp...........................              300        14,456
Visual Networks, Inc....................            1,000        39,000
                                                             ----------
                                                                789,125
                                                             ----------

CONSTRUCTION (CEMENT & AGGREGATES)--1.2%
Martin Marietta Materials, Inc..........            3,600       190,800
Southdown, Inc..........................            3,400       197,625
Vulcan Materials Co.....................            5,500       240,969
                                                             ----------
                                                                629,394
                                                             ----------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Department 56, Inc......................            3,500        31,937

CONSUMER FINANCE--0.3%
Countrywide Credit Industries, Inc......            4,600       127,075
Household International, Inc............            1,300        54,275
                                                             ----------
                                                                181,350
                                                             ----------
CONTAINERS (METAL & GLASS)--0.1%
Owens-Illinois, Inc.....................            5,400        72,900

ELECTRIC COMPANIES--3.5%
Ameren Corp.............................            1,400        51,362
Carolina Power & Light Co...............            7,400       270,562
Cinergy Corp............................            5,000       133,750
DQE, Inc................................              500        19,125
Dominion Resources, Inc.................              907        40,815
Duke Energy Corp........................            1,000        57,500

                                                 SHARES         VALUE
                                              -------------  -----------
ELECTRIC COMPANIES--CONTINUED
FPL Group, Inc..........................            3,000    $  135,562
IPALCO Enterprises, Inc.................            3,700        75,619
Kansas City Power & Light Co............           13,400       344,212
Montana Power Co. (The).................            4,200       185,062
New Century Energies, Inc...............            1,800        58,725
Niagara Mohawk Holdings, Inc............            1,800        24,975
PECO Energy Co..........................            4,600       191,762
SCANA Corp..............................            4,750       122,906
Western Resources, Inc..................            8,500       133,875
                                                             ----------
                                                              1,845,812
                                                             ----------

ELECTRICAL EQUIPMENT--0.6%
Hubbell, Inc. Class B...................           10,000       260,625
Sanmina Corp............................              800        48,050
                                                             ----------
                                                                308,675
                                                             ----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.3%
Grainger (W.W.), Inc....................            3,500       151,812

ELECTRONICS (DEFENSE)--0.3%
Raytheon Co. Class A....................            6,300       144,506

ELECTRONICS (INSTRUMENTATION)--0.1%
Tektronix, Inc..........................            1,050        60,769

ELECTRONICS (SEMICONDUCTORS)--1.0%
Adaptec, Inc............................              600        16,200
Applied Micro Circuits Corp.............              400        51,550
Conexant Systems, Inc...................              400        23,950
Elantec Semiconductor, Inc..............            2,200        89,100
LSI Logic Corp..........................              600        37,500
Linear Technology Corp..................            2,000       114,250
Micron Technology, Inc..................              400        55,700
National Semiconductor Corp.............              800        48,600
PMC-Sierra, Inc.........................              200        38,375
RF Micro Devices, Inc...................              300        31,219
SDL, Inc................................              100        19,500
                                                             ----------
                                                                525,944
                                                             ----------

ENGINEERING & CONSTRUCTION--0.0%
Granite Construction, Inc...............              900        21,375

ENTERTAINMENT--0.3%
Viacom, Inc. Class B....................            2,400       130,500

EQUIPMENT (SEMICONDUCTORS)--0.4%
GaSonics International Corp.............            1,700        56,100
PRI Automation, Inc.....................            1,000        79,875

                       See Notes to Financial Statements                      11

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Semitool, Inc...........................            3,800    $   76,178
                                                             ----------
                                                                212,153
                                                             ----------

FINANCIAL (DIVERSIFIED)--1.2%
Ambac Financial Group, Inc..............              400        19,200
LandAmerica Financial Group, Inc........           12,500       220,312
Markel Corp.............................            1,700       246,500
SLM Holding Corp........................            4,000       125,250
Starwood Hotels & Resorts
Worldwide, Inc..........................            1,300        36,969
                                                             ----------
                                                                648,231
                                                             ----------
FOODS--1.2%
Dole Food Co., Inc......................            2,500        43,906
General Mills, Inc......................            6,500       236,437
Heinz (H.J.) Co.........................            2,600        88,400
Hershey Foods Corp......................            3,900       176,962
Wrigley (Wm.) Jr. Co....................            1,100        79,612
                                                             ----------
                                                                625,317
                                                             ----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Anchor Gaming...........................            2,300        92,575
International Game Technology...........            3,700        90,187
Speedway Motorsports, Inc...............            3,800        90,962
                                                             ----------
                                                                273,724
                                                             ----------
GOLD & PRECIOUS METALS MINING--0.4%
Agnico-Eagle Mines Ltd. (Canada)........            5,000        27,187
AngloGold Ltd. Sponsored ADR (South
Africa).................................            3,200        62,200
Barrick Gold Corp. (Canada).............            7,700       129,456
                                                             ----------
                                                                218,843
                                                             ----------

HEALTH CARE (DIVERSIFIED)--0.8%
Allergan, Inc...........................              900        52,987
American Home Products Corp.............            3,000       168,562
Bristol-Myers Squibb Co.................            3,400       178,287
                                                             ----------
                                                                399,836
                                                             ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Forest Laboratories, Inc................              600        50,438
GelTex Pharmaceuticals, Inc.............            1,800        28,688
Genentech, Inc..........................              400        46,800
Inhale Therapeutic Systems, Inc.........              900        55,688
Lilly (Eli) & Co........................            2,100       162,356
Miravant Medical Technologies...........            1,400        23,450

                                                 SHARES         VALUE
                                              -------------  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Neurogen Corp...........................            2,300    $   67,275
                                                             ----------
                                                                434,695
                                                             ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
Bard (C.R.), Inc........................            3,000       130,688
Bausch & Lomb, Inc......................            1,200        72,450
Baxter International, Inc...............            3,000       195,375
Guidant Corp............................              800        45,900
Medtronic, Inc..........................            2,600       135,038
MiniMed, Inc............................              700        86,056
Varian Medical Systems, Inc.............            2,000        80,000
                                                             ----------
                                                                745,507
                                                             ----------

HEALTH CARE (SPECIALIZED SERVICES)--0.1%
PAREXEL International Corp..............            4,600        41,400

HOMEBUILDING--0.3%
Champion Enterprises, Inc...............           14,300       100,994
Syntroleum Corp.........................            2,800        54,950
                                                             ----------
                                                                155,944
                                                             ----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.0%
Fort James Corp.........................            5,300       126,869
Kimberly-Clark Corp.....................            2,600       150,963
Procter & Gamble Co. (The)..............            3,800       226,575
                                                             ----------
                                                                504,407
                                                             ----------

HOUSEWARES--0.2%
Newell Rubbermaid, Inc..................            4,331       109,087

INSURANCE (LIFE/HEALTH)--0.9%
American General Corp...................            1,900       106,400
Jefferson-Pilot Corp....................              500        33,281
Lincoln National Corp...................            4,300       149,694
ReliaStar Financial Corp................            4,700       202,394
                                                             ----------
                                                                491,769
                                                             ----------

INSURANCE (MULTI-LINE)--0.3%
CIGNA Corp..............................            2,000       159,500

INSURANCE (PROPERTY-CASUALTY)--4.5%
21st Century Insurance Group............            2,400        52,500
Berkley (W.R.) Corp.....................           18,200       384,475
Chubb Corp. (The).......................              400        25,450
Fremont General Corp....................           11,700        68,006
HSB Group, Inc..........................            9,100       263,900
Horace Mann Educators Corp..............           12,200       177,663

12                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Ohio Casualty Corp......................           18,800    $  312,550
Progressive Corp. (The).................              600        39,263
SAFECO Corp.............................            4,600       101,775
Selective Insurance Group, Inc..........            7,200       136,350
Transatlantic Holdings, Inc.............            3,200       265,400
Trenwick Group, Inc.....................           18,700       264,138
Unitrin, Inc............................            7,500       253,125
                                                             ----------
                                                              2,344,595
                                                             ----------

INSURANCE BROKERS--0.6%
Gallagher (Arthur J.) & Co..............            5,000       186,250
Marsh & McLennan Cos., Inc..............            1,500       147,844
                                                             ----------
                                                                334,094
                                                             ----------

INVESTMENT BANKING/BROKERAGE--0.0%
Knight/Trimark Group, Inc...............              400        15,075
IRON & STEEL--0.9%
AK Steel Holding Corp...................            3,800        42,038
Cleveland-Cliffs, Inc...................            6,200       152,288
UCAR International, Inc.................            7,900       104,181
USX-U.S. Steel Group....................            7,700       192,981
                                                             ----------
                                                                491,488
                                                             ----------

LODGING-HOTELS--0.0%
Xcelera.com, Inc........................              200        17,500

MACHINERY (DIVERSIFIED)--0.5%
Caterpillar, Inc........................            2,700       106,481
Kaydon Corp.............................            5,100       119,213
Terex Corp..............................            1,400        21,875
                                                             ----------
                                                                247,569
                                                             ----------
MANUFACTURING (DIVERSIFIED)--1.7%
Carlisle Cos., Inc......................            3,500       144,156
Corning, Inc............................              498        98,355
Eaton Corp..............................            1,900       159,600
Hillenbrand Industries, Inc.............            6,600       198,825
Honeywell International, Inc............            2,700       151,200
Illinois Tool Works, Inc................            1,700       108,906
Textron, Inc............................              600        37,163
                                                             ----------
                                                                898,205
                                                             ----------

MANUFACTURING (SPECIALIZED)--0.3%
Sealed Air Corp.........................              900        50,063

                                                 SHARES         VALUE
                                              -------------  -----------
MANUFACTURING (SPECIALIZED)--CONTINUED
York International Corp.................            3,900    $   94,088
                                                             ----------
                                                                144,151
                                                             ----------

METAL FABRICATORS--0.0%
General Cable Corp......................            2,000        15,375

METALS MINING--0.3%
Phelps Dodge Corp.......................            2,800       129,500

NATURAL GAS--3.4%
Eastern Enterprises.....................            2,500       152,188
El Paso Energy Corp.....................            2,500       106,250
Enron Corp..............................            2,200       153,313
MCN Energy Group, Inc...................            5,800       144,638
NICOR, Inc..............................           12,100       409,888
ONEOK, Inc..............................           11,000       277,750
Washington Gas Light Co.................           17,200       440,750
Williams Cos., Inc. (The)...............            3,100       115,669
                                                             ----------
                                                              1,800,446
                                                             ----------

OFFICE EQUIPMENT & SUPPLIES--0.1%
Pitney Bowes, Inc.......................              900        36,788

OIL & GAS (DRILLING & EQUIPMENT)--1.6%
Baker Hughes, Inc.......................            1,100        34,994
Cooper Cameron Corp.....................              400        30,000
Diamond Offshore Drilling, Inc..........            1,800        72,563
Grant Prideco, Inc......................            1,700        32,725
Halliburton Co..........................            5,800       256,288
Input/Output, Inc.......................            5,800        42,775
Schlumberger Ltd........................              700        53,594
Tuboscope, Inc..........................           14,550       252,806
Weatherford International, Inc..........            1,700        69,063
                                                             ----------
                                                                844,808
                                                             ----------

OIL & GAS (EXPLORATION & PRODUCTION)--1.0%
Basin Exploration, Inc..................            3,300        46,200
Burlington Resources, Inc...............            2,600       102,213
Noble Affiliates, Inc...................            4,800       173,100
Unocal Corp.............................            6,442       208,157
                                                             ----------
                                                                529,670
                                                             ----------

OIL & GAS (REFINING & MARKETING)--0.8%
Pennzoil-Quaker State Co................           16,900       184,844
Sunoco, Inc.............................            6,900       209,156
                                                             ----------
                                                                394,000
                                                             ----------

                       See Notes to Financial Statements                      13

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
OIL (DOMESTIC INTEGRATED)--0.7%
Amerada Hess Corp.......................            2,400    $  152,700
Phillips Petroleum Co...................            4,000       189,750
                                                             ----------
                                                                342,450
                                                             ----------
PAPER & FOREST PRODUCTS--0.5%
Bowater, Inc............................            3,500       192,500
International Paper Co..................            2,000        73,500
                                                             ----------
                                                                266,000
                                                             ----------
PHOTOGRAPHY/IMAGING--0.3%
Eastman Kodak Co........................            1,600        89,500
Polaroid Corp...........................            3,500        70,656
                                                             ----------
                                                                160,156
                                                             ----------
PUBLISHING--0.1%
Houghton Mifflin Co.....................            1,200        49,875
PUBLISHING (NEWSPAPERS)--1.6%
Gannett Co., Inc........................              800        51,100
Hollinger International, Inc............           17,800       224,725
Scripps (E.W.) Co. (The) Class A........            5,000       233,438
Washington Post Co. (The) Class B.......              700       341,600
                                                             ----------
                                                                850,863
                                                             ----------
RAILROADS--1.4%
CSX Corp................................            3,100        64,906
Kansas City Southern
Industries, Inc.........................              700        50,313
Norfolk Southern Corp...................           14,800       260,850
Union Pacific Corp......................            2,300        96,888
Wisconsin Central Transportation
Corp....................................           19,300       281,056
                                                             ----------
                                                                754,013
                                                             ----------
REITS--1.4%
BRE Properties, Inc. Class A............            1,700        47,494
Cousins Properties, Inc.................           10,200       400,350
Crescent Real Estate Equities Co........            7,000       119,875
Manufactured Home Communities, Inc......            4,900       122,500
Smith (Charles E.) Residential
Realty, Inc.............................            1,300        48,994
                                                             ----------
                                                                739,213
                                                             ----------
RETAIL (DEPARTMENT STORES)--0.5%
Dillard's, Inc. Class A.................            6,500        90,594
Kohl's Corp.............................            1,800        86,400
Saks, Inc...............................            8,600        98,363
                                                             ----------
                                                                275,357
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------
RETAIL (DISCOUNTERS)--0.5%
Consolidated Stores Corp................            3,900    $   48,506
Dollar General Corp.....................            3,400        77,775
ShopKo Stores, Inc......................            6,100       109,038
                                                             ----------
                                                                235,319
                                                             ----------
RETAIL (DRUG STORES)--0.1%
Longs Drug Stores Corp..................            1,200        27,900
RETAIL (FOOD CHAINS)--0.2%
Albertson's, Inc........................               92         2,996
Hannaford Brothers Co...................            1,200        86,850
                                                             ----------
                                                                 89,846
                                                             ----------
RETAIL (GENERAL MERCHANDISE)--0.3%
Target Corp.............................            2,300       153,094
RETAIL (HOME SHOPPING)--0.1%
Amazon.com, Inc.........................              500        27,594
Stamps.com, Inc.........................            1,200        19,200
                                                             ----------
                                                                 46,794
                                                             ----------
RETAIL (SPECIALTY)--0.6%
Claire's Stores, Inc....................            1,500        27,656
Footstar, Inc...........................            4,900       182,219
Payless ShoeSource, Inc.................            2,100       115,763
                                                             ----------
                                                                325,638
                                                             ----------
RETAIL (SPECIALTY-APPAREL)--0.1%
Buckle, Inc. (The)......................            2,900        37,156
SAVINGS & LOAN COMPANIES--0.4%
People's Bank...........................            3,600        73,350
Washington Mutual, Inc..................            4,900       125,256
                                                             ----------
                                                                198,606
                                                             ----------
SERVICES (ADVERTISING/MARKETING)--0.4%
CMGI, Inc...............................              200        14,250
Internet Capital Group, Inc.............              300        12,713
Omnicom Group, Inc......................            1,900       173,019
                                                             ----------
                                                                199,982
                                                             ----------
SERVICES (COMMERCIAL & CONSUMER)--0.4%
Budget Group, Inc. Class A..............           23,400       109,688
Ogden Corp..............................            7,800        76,538
Rambus, Inc.............................              100        23,000
                                                             ----------
                                                                209,226
                                                             ----------

14                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
SERVICES (COMPUTER SYSTEMS)--0.3%
Ingram Micro, Inc.......................            3,900    $   76,781
Sabre Holdings Corp.....................            1,681        58,730
                                                             ----------
                                                                135,511
                                                             ----------

SERVICES (DATA PROCESSING)--0.6%
CheckFree Holdings Corp.................              500        25,406
First Data Corp.........................            3,300       160,669
FutureLink Distribution Corp............            1,000        13,875
National Data Corp......................            3,500        97,125
                                                             ----------
                                                                297,075
                                                             ----------
SPECIALTY PRINTING--0.4%
Deluxe Corp.............................            7,300       183,869

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
Sprint Corp. (PCS Group)................            7,000       385,000
VoiceStream Wireless Corp...............              400        39,600
                                                             ----------
                                                                424,600
                                                             ----------

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Covad Communications Group, Inc.........              450        12,488
Deltathree.com, Inc.....................              600         6,675
Level 3 Communications, Inc.............              400        35,600
MGC Communications, Inc.................              300        14,700
NTL, Inc................................              600        45,900
Qwest Communications
International, Inc......................            1,700        73,738
Winstar Communications, Inc.............              800        31,900
                                                             ----------
                                                                221,001
                                                             ----------

TELEPHONE--0.5%
Broadwing, Inc..........................              800        22,650
SBC Communications, Inc.................              600        26,288
U S West, Inc...........................            2,800       199,325
                                                             ----------
                                                                248,263
                                                             ----------

TEXTILES (APPAREL)--0.4%
V. F. Corp..............................            6,600       186,450
TRUCKERS--0.4%
Hunt (J.B.) Transport Services, Inc.....            5,400        89,100
United Parcel Service, Inc. Class B.....            1,900       126,350
                                                             ----------
                                                                215,450
                                                             ----------
TRUCKS & PARTS--0.2%
Navistar International Corp.............            2,500        87,500

                                                 SHARES         VALUE
                                              -------------  -----------

WASTE MANAGEMENT--0.5%
Allied Waste Industries, Inc............            9,700    $   59,413
Newpark Resources, Inc..................           23,800       196,350
                                                             ----------
                                                                255,763
                                                             ----------

WATER UTILITIES--0.2%
E*Town Corp.............................              500        32,594
United Water Resources, Inc.............            1,500        52,125
                                                             ----------
                                                                 84,719
                                                             ----------
- ------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $32,744,843)                                       31,868,533
- ------------------------------------------------------------------------

FOREIGN COMMON STOCKS--10.0%

AUTOMOBILES--0.3%
DaimlerChrysler AG (Germany)............            2,300       132,394

BANKS (MONEY CENTER)--0.4%
Banco Frances SA Sponsored ADR
(Argentina).............................            9,500       187,625

BEVERAGES (ALCOHOLIC)--0.6%
Diageo PLC Sponsored ADR (United
Kingdom)................................            9,600       326,400

BEVERAGES (NON-ALCOHOLIC)--0.1%
Panamerican Beverages, Inc. Class A
(Mexico)................................            4,200        69,037

CHEMICALS--0.5%
Aventis SA Sponsored ADR (France).......            4,700       264,375

CHEMICALS (SPECIALTY)--0.8%
Agrium, Inc. (Canada)...................           22,600       211,875
Potash Corporation of
Saskatchewan, Inc. (Canada).............            4,300       231,394
                                                             ----------
                                                                443,269
                                                             ----------

COMMUNICATIONS EQUIPMENT--0.2%
ECtel Ltd. (Israel).....................            1,000        20,000
Gilat Satellite Networks Ltd.
(Israel)................................              200        17,175
Newbridge Networks Corp. (Canada).......            1,500        53,719
Nortel Networks Corp. (Canada)..........              100        11,325
Wavecom SA ADR (France).................              300        23,812
                                                             ----------
                                                                126,031
                                                             ----------

ELECTRIC COMPANIES--0.4%
Enersis SA Sponsored ADR (Chile)........            2,300        42,837
ScottishPower PLC ADR (United
Kingdom)................................            4,800       153,300
                                                             ----------
                                                                196,137
                                                             ----------

                       See Notes to Financial Statements                      15

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
ELECTRICAL EQUIPMENT--0.6%
Koninklijke (Royal) Philips Electronics
NV NY Registered Shares (Netherlands)...            3,600    $  160,650
SONY Corp. Sponsored ADR (Japan)........              600       135,375
                                                             ----------
                                                                296,025
                                                             ----------

ENTERTAINMENT--0.2%
News Corp. Ltd. (The) Sponsored ADR
(Australia).............................              800        41,150
Seagram Co. Ltd. (The) (Canada).........            1,300        70,200
                                                             ----------
                                                                111,350
                                                             ----------

FINANCIAL (DIVERSIFIED)--0.3%
XL Capital Ltd. Class A (Bermuda).......            3,000       142,875

FOODS--0.5%
Unilever NV NY Registered Shares
(Netherlands)...........................            6,100       277,931

GOLD & PRECIOUS METALS MINING--0.1%
Compania de Minas Buenaventura SA
(Peru)..................................            4,600        79,350

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
AstraZeneca Group PLC Sponsored ADR
(United Kingdom)........................              900        37,913

Elan Corp. PLC Sponsored ADR
(Ireland)...............................              500        21,438
                                                             ----------
                                                                 59,351
                                                             ----------
INSURANCE (LIFE/HEALTH)--1.0%
ING Groep NV Sponsored ADR
(Netherlands)...........................            9,500       521,906
INSURANCE (PROPERTY-CASUALTY)--0.7%
IPC Holdings Ltd. (Bermuda).............           27,700       353,175

IRON & STEEL--0.3%
Corus Group PLC Sponsored ADR (United
Kingdom)................................           10,000       136,875

OIL & GAS (DRILLING & EQUIPMENT)--0.3%
Petroleum Geo-Services ASA Sponsored ADR
(Norway)................................            9,800       159,250

                                                 SHARES         VALUE
                                              -------------  -----------
OIL (INTERNATIONAL INTEGRATED)--0.9%
ENI SPA Sponsored ADR (Italy)...........            3,500    $  182,000
Total Fina Elf SA Sponsored ADR
(France)................................            4,100       310,063
                                                             ----------
                                                                492,063
                                                             ----------

PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc. (Canada).....           14,100       153,338
Asia Pulp & Paper Co. Ltd. Sponsored ADR
(Singapore).............................           22,400       141,400
                                                             ----------
                                                                294,738
                                                             ----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
BCE, Inc. (Canada)......................            1,000       114,750
Cable & Wireless HKT Ltd. (Hong Kong)...            3,947        91,274

Cia. de Telecomunicaciones de Chile SA
Sponsored ADR (Chile)...................            5,200        96,200

Global Crossing Ltd. (Bermuda)..........              500        15,750

Telecom Argentina Stet - France Telecom
SA Sponsored ADR (Argentina)............              700        19,556

Telecom Corporation of New Zealand Ltd.
Sponsored ADR (New Zealand).............            3,900       132,356

Telecom Italia SPA Sponsored ADR
(Italy).................................              800       114,300
                                                             ----------
                                                                584,186
                                                             ----------
- ------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $5,260,190)                                         5,254,343
- ------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $38,005,033)                                    $37,122,876(a)
                                                          -----------

(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $2,015,237 and gross depreciation of $2,886,978 for federal income tax purposes. At April 30, 2000, the aggregate proceeds of securities for federal income tax purposes was $36,251,135.

16                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $43,909,958)                    $   44,326,804
Repurchase agreements at value (Identified cost $8,451,000)        8,451,000
Cash                                                                 921,904
Deposits with broker for securities sold short                    36,546,984
Receivables
  Interest and dividends                                             183,589
  Fund shares sold                                                    15,935
  Variation margin for futures contracts                               9,125
Prepaid expenses                                                       8,455
                                                              --------------
    Total assets                                                  90,463,796
                                                              --------------
LIABILITIES
Securities sold short at value (Proceeds $38,005,033)             37,122,876
Payables
  Investment securities purchased                                    431,497
  Fund shares repurchased                                            307,737
  Dividends on short sales                                            47,227
  Investment advisory fee                                             36,101
  Distribution fee                                                    27,036
  Transfer agent fee                                                  22,445
  Trustees' fee                                                        5,676
  Financial agent fee                                                  3,045
Accrued expenses                                                      66,402
                                                              --------------
    Total liabilities                                             38,070,042
                                                              --------------
NET ASSETS                                                    $   52,393,754
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   73,020,107
Undistributed net investment income                                  458,221
Accumulated net realized loss                                    (22,419,205)
Net unrealized appreciation on investments                           452,474
Net unrealized appreciation on securities sold short                 882,157
                                                              --------------
NET ASSETS                                                    $   52,393,754
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $10,229,488)                 1,050,629
Net asset value per share                                              $9.74
Offering price per share $9.74/(1-5.75%)                              $10.33
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $17,532,418)                 1,805,180
Net asset value and offering price per share                           $9.71
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $11,308,207)                 1,167,710
Net asset value and offering price per share                           $9.68
CLASS I
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $13,323,641)                 1,377,458
Net asset value and offering price per share                           $9.67

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,869,401
Dividends                                                            626,236
Foreign taxes withheld                                                  (519)
                                                              --------------
    Total investment income                                        2,495,118
                                                              --------------
EXPENSES
Investment advisory fee                                              571,627
Distribution fee, Class A                                             22,492
Distribution fee, Class B                                            130,404
Distribution fee, Class C                                             92,290
Financial agent fee                                                   25,352
Custodian                                                             67,345
Transfer agent                                                        52,756
Professional                                                          22,577
Registration                                                          20,049
Printing                                                              16,657
Trustees                                                              11,118
Miscellaneous                                                         20,407
                                                              --------------
    Expenses before dividends on short sales                       1,053,074
    Dividends on short sales                                         598,207
    Less expenses borne by investment adviser                        (29,778)
                                                              --------------
    Net expenses                                                   1,621,503
                                                              --------------
NET INVESTMENT INCOME                                                873,615
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (254,206)
Net realized loss on securities sold short                        (1,664,705)
Net realized gain on futures contracts                               104,505
Net change in unrealized appreciation (depreciation) on
  investments                                                      1,154,458
Net change in unrealized appreciation (depreciation) on
  securities sold short                                           (5,981,995)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (6,641,943)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (5,768,328)
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/00      Year Ended
                                          (Unaudited)     10/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    873,615  $  2,013,700
  Net realized gain (loss)                  (1,814,406)   (8,588,059)
  Net change in unrealized appreciation
    (depreciation)                          (4,827,537)    4,108,654
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (5,768,328)   (2,465,705)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (415,480)     (493,481)
  Net investment income, Class B              (566,873)     (368,614)
  Net investment income, Class C              (406,730)     (464,216)
  Net investment income, Class I              (513,147)     (329,267)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,902,230)   (1,655,578)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (141,566
    and 1,304,055 shares, respectively)      1,458,428    13,984,222
  Net asset value of shares issued from
    reinvestment of distributions
    (34,119 and 38,748 shares,
    respectively)                              348,013       425,449
  Cost of shares repurchased (1,058,657
    and 3,038,214 shares, respectively)    (10,689,960)  (32,084,881)
                                          ------------  ------------
Total                                       (8,883,519)  (17,675,210)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (23,191
    and 740,976 shares, respectively)          232,191     7,877,039
  Net asset value of shares issued from
    reinvestment of distributions
    (41,267 and 23,293 shares,
    respectively)                              420,920       255,754
  Cost of shares repurchased (1,487,058
    and 1,959,172 shares, respectively)    (14,821,621)  (20,460,298)
                                          ------------  ------------
Total                                      (14,168,510)  (12,327,505)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (37,665
    and 473,559 shares, respectively)          397,675     5,033,700
  Net asset value of shares issued from
    reinvestment of distributions
    (33,190 and 33,377 shares,
    respectively)                              337,208       365,808
  Cost of shares repurchased (1,299,159
    and 3,379,228 shares, respectively)    (12,950,365)  (35,257,389)
                                          ------------  ------------
Total                                      (12,215,482)  (29,857,881)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    531,705 shares, respectively)                   --     5,589,480
  Net asset value of shares issued from
    reinvestment of distributions
    (50,706 and 29,941 shares,
    respectively)                              513,147       326,358
  Cost of shares repurchased (513,146
    and 643,924 shares, respectively)       (5,031,831)   (6,928,065)
                                          ------------  ------------
Total                                       (4,518,684)   (1,012,227)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (39,786,195)  (60,872,823)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (47,456,753)  (64,994,106)
NET ASSETS
  Beginning of period                       99,850,507   164,844,613
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $458,221 AND $1,486,836,
    RESPECTIVELY]                         $ 52,393,754  $ 99,850,507
                                          ============  ============

18                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.68           $ 10.84           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.13(6)           0.26              0.09
  Net realized and unrealized gain (loss)                 (0.81)            (0.29)            (0.59)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.68)            (0.03)            (0.50)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.26)            (0.13)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.94)            (0.16)            (0.50)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.74           $ 10.68           $ 10.84
                                                        =======           =======           =======
Total return(1)                                           (6.40)%(3)        (0.40)%           (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,229           $20,648           $39,331

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              2.34%(2)          2.34%             2.30%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              3.91%(2)(4)       3.88%             3.65%(2)(4)
  Net investment income                                    2.64%(2)          1.94%             2.33%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.62           $ 10.81           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.10(6)           0.15              0.06
  Net realized and unrealized gain (loss)                 (0.82)            (0.26)            (0.59)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.72)            (0.11)            (0.53)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.19)            (0.08)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.91)            (0.19)            (0.53)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.71           $ 10.62           $ 10.81
                                                        =======           =======           =======
Total return(1)                                           (6.83)%(3)        (1.02)%           (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $17,532           $34,290           $47,794

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              3.04%(2)          3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              4.61%(2)(5)       4.58%             4.35%(2)(5)
  Net investment income                                    1.94%(2)          1.24%             1.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.99% and 3.69% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.69% and 4.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      19

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.59           $ 10.80           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.10(6)           0.19              0.06
  Net realized and unrealized gain (loss)                 (0.82)            (0.31)            (0.60)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.72)            (0.12)            (0.54)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.19)            (0.09)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.91)            (0.21)            (0.54)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.68           $ 10.59           $ 10.80
                                                        =======           =======           =======
Total return(1)                                           (6.78)%(3)        (1.12)%           (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $11,308           $25,364           $56,874

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              3.04%(2)          3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              4.61%(2)(4)       4.58%             4.35%(2)(4)
  Net investment income                                    1.93%(2)          1.24%             1.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

                                                                         CLASS I
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.62           $ 10.85           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.15(6)           0.28              0.14
  Net realized and unrealized gain (loss)                 (0.81)            (0.28)            (0.63)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.66)               --             (0.49)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.29)            (0.23)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.95)            (0.23)            (0.49)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.67           $ 10.62           $ 10.85
                                                        =======           =======           =======
Total return(1)                                           (6.35)%(3)        (0.01)%           (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $13,324           $19,549           $20,846

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              2.05%(2)          2.04%             2.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              3.62%(2)(5)       3.58%             3.35%(2)(5)
  Net investment income                                    2.93%(2)          2.24%             2.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.68% and 4.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.70% and 3.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(6)  Computed using average shares outstanding.

20                     See Notes to Financial Statements

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

  The Fund offers Class A, Class B, Class C and Class I shares. Effective
April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 5.50%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. SHORT SALES:

  A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At April 30, 2000, the value of securities sold short amounted to $37,122,876 against which collateral of $75,742,966 was held. The collateral includes the deposits with broker for securities sold short and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

  The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Zweig/Glaser Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.

  Effective February 28, 2000, the Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2001.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), has advised the Fund that it retained net selling commissions of $1,047 for Class A shares and deferred sales charges of $355,489 for Class B shares and $4,438 for Class C shares for the six months ended
April 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2000, $123,150 was retained by the Distributor and $122,036 was paid out to unaffiliated participants.

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

  Effective November 1, 1999, PEPCO became Financial Agent of the Fund, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

  Prior to that date, The Bank of New York was the Financial Agent of the Fund and was paid according to the same fee schedule.
  Effective November 1, 1999, PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $52,756 of which PEPCO retained $4,932 which is net of fees paid to State Street.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 2000, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases...............................  $108,443,588
Sales...................................   163,352,499
Short sales.............................    98,706,974
Purchases to cover short sales..........   161,760,870

  There were no purchases or sales of long-term U.S. Government Securities.

  At April 30, 2000, the Fund had entered into futures contracts as follows:

                                                      Value of
                                                      Contracts     Market         Net
                                          Number of     When       Value of     Unrealized
Description                               Contracts    Opened      Contracts   Appreciation
- -----------                               ---------  -----------  -----------  ------------
Standard & Poor's 500 Index.............       (5)   $(1,860,628) $(1,825,000)   $35,628

4. OTHER

  As of April 30, 2000, the Fund had 1 shareholder who individually owned 11.6% of total net assets, who is not affiliated with PHL or PXP.

5. CAPITAL LOSS CARRYOVERS

  At October 31, 1999, the Fund had capital loss carryovers of $9,389,382 and $7,745,316, expiring in 2006 and 2007, respectively. These may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
OCTOBER 31, 1999

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------
INVESTMENTS
COMMON STOCKS: 93.38%

Aerospace and Defense: 0.88%
  AAR Corp.                                        7,300      $         121,819
  B.F. Goodrich & Co.                             19,900                471,381
  Boeing Co.                                         800                 36,850
  Cordant Technologies, Inc.                       6,200                193,363
  Northrop Grumman Corp.                           1,000                 54,875
                                                              -----------------
                                                                        878,288
                                                              -----------------

Agricultural Products: 0.27%
  Corn Products International, Inc.                4,200                136,763
  Universal Corp.                                  5,500                129,250
                                                              -----------------
                                                                        266,013
                                                              -----------------

Airlines: 0.83%
* Alaska Air Group, Inc.                           6,500                258,375
* America West Holding Corp.,
  Class B                                         22,900                473,744
  KLM Royal Dutch Airlines                         3,600                 96,975
                                                              -----------------
                                                                        829,094
                                                              -----------------

Automotive Parts and Equipment: 1.75%
  Arvin Industries, Inc.                          13,013                370,870
  Borg-Warner Automotive, Inc.                     2,700                106,650
  Cooper Tire & Rubber Co.                         5,100                 85,744
* Lear Corp.                                      10,900                367,875
  Mark IV Industries, Inc.                        33,600                646,800
  Snap-on, Inc.                                    5,700                173,138
                                                              -----------------
                                                                      1,751,077
                                                              -----------------
Automobiles: 0.45%
  Ford Motor Co.                                   8,200                449,975
                                                              -----------------

Banks-Money Center: 0.08%
  UnionBancal Corp.                                1,900                 82,531
                                                              -----------------

Banks-Regional: 2.78%
  Banco De Galicia
  y Buenos Aires, S.A., ADR                       13,900                293,638
  BancWest Corp.                                   3,900                163,069
  Hibernia Corp., Class A                         49,600                703,700
  Huntington Bancshares, Inc.                      9,900                293,287
  Pacific Century Financial Corp.                 22,700                517,844
  Peoples Heritage Financial
  Group, Inc.                                     15,100                286,900
  Provident Financial Group, Inc.                  2,000                 85,875
  SouthTrust Corp.                                10,900                436,000
                                                              -----------------
                                                                      2,780,313
                                                              -----------------
Beverages: 0.52%
  Anheuser-Busch Companies, Inc.                   6,200                445,238
* Robert Mondavi Corp., Class A                    2,100                 75,862
                                                              -----------------
                                                                        521,100
                                                              -----------------

Biotechnology: 0.35%
* IDEC Pharmaceuticals Corp.                       3,000                348,563
                                                              -----------------

Broadcasting: 0.46%
*Grupo Televisa, S.A., ADR                        10,800                459,000
                                                              -----------------

Building Materials: 0.15%
  Armstrong World Industries, Inc.                 4,100                153,238
                                                              -----------------

Cellular and Wireless
Telecommunications: 0.02%
* U.S. Cellular Corp.                                200                 17,700
                                                              -----------------

Chemicals: 1.70%
  Akzo Nobel NV, ADR                              25,600              1,104,000
  Engelhard Corp.                                 12,600                222,075
  Imperial Chemical Industries
  Plc., ADR                                        2,600                104,488
  Monsanto Co.                                     6,800                261,800
                                                              -----------------
                                                                      1,692,363
                                                              -----------------

Chemicals-Specialty: 2.23%
  A. Schulman, Inc.                               26,200                407,738
  Albemarle Corp.                                  9,400                166,850
  H.B. Fuller Co.                                 11,200                613,200
  Lubrizol Corp.                                  29,700                761,063
  M.A. Hanna Co.                                  25,900                276,806
                                                              -----------------
                                                                      2,225,657
                                                              -----------------

Communication Equipment: 2.12%
* Commscope, Inc.                                 11,200                446,600
  Inter-Tel Inc., Class A                         30,600                485,775
  Nokia Corp., ADR                                 1,600                184,900
  Scientific-Atlanta, Inc.                        13,100                749,975
* Tekelec                                         19,600                248,675
                                                              -----------------
                                                                      2,115,925
                                                              -----------------

Computer Services: 1.69%
* BEA Systems, Inc.                               11,800                538,375
* Concord EFS, Inc.                               20,200                546,662
  Paychex, Inc.                                   15,300                602,438
                                                              -----------------
                                                                      1,687,475
                                                              -----------------

Computer Software: 2.74%
* Compuware Corp.                                 21,700                603,531
* I2 Technologies, Inc.                           12,600                994,612
* J.D.Edwards & Co., Inc.                         21,300                509,869
* Novell, Inc.                                    24,100                483,506
* Sterling Software, Inc.                          6,700                146,981
                                                              -----------------
                                                                      2,738,499
                                                              -----------------

Computers-Networking: 0.91%
* 3Com Corp.                                      31,200                904,800
                                                              -----------------

Construction-Cement and
Aggregates: 0.27%
  Lafarge Corp.                                    9,100                270,156
                                                              -----------------

Consumer-Jewelry, Novelty and
Gifts: 0.37%
* Fossil, Inc.                                     8,800                243,100
  Lancaster Colony Corp.                           3,600                125,775
                                                              -----------------
                                                                        368,875
                                                              -----------------

Consumer Finance: 2.07%
* Americredit Corp.                                5,400                 93,825
  C.I.T. Group, Inc., Class A                     27,700                661,338
  MBNA Corp.                                      19,500                538,688
  Newcourt Credit Group, Inc.                     10,200                167,662
  PMI Group, Inc.                                 11,600                601,750
                                                              -----------------
                                                                      2,063,263
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Containers-Metal and Glass: 0.94%
  Ball Corp.                                      16,300      $         657,094
  Crown Cork & Seal Co., Inc.                     11,900                284,856
                                                              -----------------
                                                                        941,950
                                                              -----------------

Distributors-Food and Health: 1.38%
  Bindley Western Industries, Inc.                26,800                336,675
* PSS World Medical, Inc.                         48,700                377,425
  Supervalu, Inc.                                 31,689                665,469
                                                              -----------------
                                                                      1,379,569
                                                              -----------------

Drugs: 0.50%
  Jones Pharma, Inc.                               2,800                 86,800
  Smithkline Beecham Plc., ADR                     6,500                416,000
                                                              -----------------
                                                                        502,800
                                                              -----------------

Electric Utilities: 5.19%
  Cinergy Corp.                                   10,600                299,450
  CMS Energy Corp.                                 7,500                276,562
  Constellation Energy Group                       2,700                 82,856
  DTE Energy Co.                                   2,900                 96,244
  Endesa S.A., ADR                                 5,600                111,650
  FirstEnergy Corp.                               15,800                411,788
  GPU, Inc.                                       12,400                420,825
  PG&E Corp.                                      11,400                261,488
  Public Service Enterprise Group, Inc.           44,700              1,768,444
  Reliant Energy, Inc.                            16,200                441,450
  Texas Utilities Co.                              3,500                135,625
  Unicom Corp.                                    11,300                432,931
  Utilicorp United, Inc.                          20,350                440,069
                                                              -----------------
                                                                      5,179,382
                                                              -----------------

Electrical Equipment: 1.73%
  General Electric Co.                             3,700                501,581
  Rockwell International Corp.                    13,600                658,750
* Sensormatic Electronics Corp.                   33,300                503,663
* Vishay InterTechnology Inc.                      2,550                 62,316
                                                              -----------------
                                                                      1,726,310
                                                              -----------------

Electronics-Defense: 0.38%
  Raytheon Co., Class B                           13,000                378,625
                                                              -----------------

Electronics and Instrumentation: 0.55%
  Tektronix, Inc.                                 16,400                553,500
                                                              -----------------

Engineering and Construction: 1.14%
  Fluor Corp.                                      9,800                390,775
  Foster Wheeler Corp.                            50,900                572,625
  McDermott International, Inc.                    9,400                170,375
                                                              -----------------
                                                                      1,133,775
                                                              -----------------

Financial-Diversified: 5.45%
  AMBAC Financial Group, Inc.                     11,500                687,125
  Apartment Investment &
     Management Co., Class A                       6,900                259,612
  Arden Realty, Inc.                              36,000                724,500
  Avalon Bay Communities, Inc.                     8,300                268,194
  AXA Financial, Inc.                              2,000                 64,125
  Brandywine Realty Trust                         31,100                522,869
  CarrAmerica Realty Corp.                        15,500                344,875
  Crescent Real Estate Equities, Inc.              5,800                 96,788
  Developers Diversified Realty Corp.              8,300                118,275
  Equity Residential Properties Trust                400                 16,725
  Federal Realty Investment Trust                  4,900                 89,119
  FelCor Lodging Trust, Inc.                      20,000                340,000
  Macerich Co.                                     2,400                 48,000
  Meristar Hospitality Corp.                       7,100                114,044
  Mutual Risk Management Ltd.                      9,500                143,688
  Prologis Trust                                  10,800                208,575
  Public Storage, Inc.                            33,400                805,775
  Reckson Associates Realty Corp.                 17,400                321,900
  Rouse Co.                                        7,800                172,575
  Taubman Centers, Inc.                              300                  3,394
  Trinet Corp. Realty Trust, Inc.                  2,300                 53,044
* United Rentals, Inc.                             2,100                 39,112
                                                              -----------------
                                                                      5,442,314
                                                              -----------------

Foods: 1.54%
  Earthgrains Co.                                  9,400                214,437
  IBP, Inc.                                       50,400              1,206,450
* International Home Foods, Inc.                   1,500                 28,687
  Sara Lee Corp.                                   3,200                 86,600
                                                              -----------------
                                                                      1,536,174
                                                              -----------------

Footwear: 0.04%
  Wolverine World Wide, Inc.                       3,700                 37,925
                                                              -----------------

Gold and Precious Metal Mining: 0.02%
  Homestake Mining Co.                             2,000                 16,750
                                                              -----------------

Health Care-Diversified: 0.83%
  Johnson & Johnson                                4,300                450,425
  Mallinckrodt Group, Inc.                        11,200                380,100
                                                              -----------------
                                                                        830,525
                                                              -----------------

Health Care-Medical Products
and Supplies: 0.05%
* Haemonetics Corp.                                  300                  5,606
* ResMed, Inc.                                     1,200                 41,550
                                                              -----------------
                                                                         47,156
                                                              -----------------

Health Care-Special Services: 0.46%
  Omnicare, Inc.                                  49,300                456,025
                                                              -----------------

Homebuilding: 0.26%
  Centex Corp.                                     9,800                262,763
                                                              -----------------

Hospitals and Managed Care: 1.31%
  Aetna, Inc.                                      6,300                316,575
* Beverly Enterprises, Inc.                       29,300                115,369
* Coventry Health Care Inc.                        2,400                 13,800
* Tenet Healthcare Corp.                           7,100                138,006
* Trigon Healthcare, Inc., Class A                 3,900                110,662
  United Healthcare Corp.                         11,800                609,912
                                                              -----------------
                                                                      1,304,324
                                                              -----------------

Hotels and Gaming: 1.96%
  Carnival Corp.                                   1,800                 80,100
* Extended Stay America, Inc.                     62,700                521,194
* Harrahs Entertainment, Inc.                     24,200                700,287
* Mandalay Resort Group                           20,100                374,363
  Royal Caribbean Cruises Ltd.                     5,400                286,537
                                                              -----------------
                                                                      1,962,481
                                                              -----------------

Household Furnishings: 1.48%
  Springs Industries, Inc., Class A                8,100                322,481
  Whirlpool Corp.                                 16,600              1,156,812
                                                              -----------------
                                                                      1,479,293
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Housewares and Household Products: 0.46%
  Church & Dwight Co., Inc.                        4,000      $         104,250
  Tupperware Corp.                                17,900                354,644
                                                              -----------------
                                                                        458,894
                                                              -----------------

Insurance-Life and Health: 0.65%
  AFLAC, Inc.                                      7,600                388,550
  Conseco, Inc.                                    9,300                226,106
  Torchmark Corp.                                  1,000                 31,188
                                                              -----------------
                                                                        645,844
                                                              -----------------

Insurance-Multi-Line: 1.00%
  Hartford Financial Services
  Group, Inc.                                      7,000                362,687
  Loews Corp.                                      6,200                439,425
  Nationwide Financial Services
  Inc., Class A                                    5,300                200,737
                                                              -----------------
                                                                      1,002,849
                                                              -----------------

Insurance-Property and Casualty: 5.11%
  Allmerica Financial Corp.                          200                 11,438
  American Financial Group, Inc.                  14,200                420,675
  Capital RE Corp.                                 2,300                 32,488
  Cincinnati Financial Corp.                       7,300                261,431
  Enhance Financial Services
     Group, Inc.                                  26,500                483,625
  Financial Security Assurance
     Holdings Ltd.                                27,600              1,555,950
  Fremont General Corp.                            2,800                 24,150
  HCC Insurance Holdings, Inc.                    20,400                229,500
  MGIC Investment Corp.                            4,200                250,950
  Radian Group, Inc.                              22,066              1,165,361
  St. Paul Companies, Inc.                        20,900                668,800
                                                              -----------------
                                                                      5,104,368
                                                              -----------------

Investment Banking and Brokerage: 1.53%
  A.G. Edwards, Inc.                              36,200              1,088,263
  Lehman Brothers Holdings Inc.                    6,000                442,125
                                                              -----------------
                                                                      1,530,388
                                                              -----------------

Iron and Steel: 0.73%
  Pohang Iron & Steel Co., Ltd., ADR              11,800                393,825
  Worthington Industries, Inc.                    20,400                339,150
                                                              -----------------
                                                                        732,975
                                                              -----------------

Leisure Time-Products: 0.59%
  Brunswick Corp.                                 26,100                590,512
                                                              -----------------

Machinery: 1.39%
  Manitowoc Co.                                    6,300                188,212
* Mueller Industries, Inc.                        20,800                664,300
  NACCO Industries, Inc., Class A                  1,600                 74,200
  Tecumseh Products Co., Class A                   9,600                460,200
                                                              -----------------
                                                                      1,386,912
                                                              -----------------

Manufacturing-Diversified: 2.13%
  Canadian Pacific Ltd.                           34,800                819,975
  ITT Industries, Inc.                            11,800                403,412
  National Service Industries, Inc.               10,000                322,500
  Trinity Industries, Inc.                        11,900                354,769
  U.S. Industries, Inc.                            8,200                121,462
  United Dominion Industries, Ltd.                 5,100                108,056
                                                              -----------------
                                                                      2,130,174
                                                              -----------------

Manufacturing-Specialized: 0.77%
  AptarGroup, Inc.                                 4,300                115,562
  Briggs & Stratton Corp.                          7,600                444,125
  Pall Corp.                                       9,600                210,600
                                                              -----------------
                                                                        770,287
                                                              -----------------

Metals and Mining: 0.03%
  ASARCO, Inc.                                     1,000                 29,500
                                                              -----------------

Natural Gas: 1.82%
  Equitable Resources, Inc.                       28,300              1,032,950
  Keyspan Corp.                                    4,700                132,187
  Questar Corp.                                   32,800                590,400
  UGI Corp.                                        2,600                 62,400
                                                              -----------------
                                                                      1,817,937
                                                              -----------------

Office Equipment and Supplies: 0.34%
  Herman Miller, Inc.                              1,200                 26,025
  Wallace Computer Services, Inc.                 14,000                309,750
                                                              -----------------
                                                                        335,775
                                                              -----------------

Oil-Intergrated: 2.51%
  Amerada Hess Corp.                              19,600              1,124,550
  Occidental Petroleum Corp.                      28,700                654,719
  Shell Transport and Trading
     Co., Plc., ADR                                5,800                266,075
  USX-Marathon Group, Inc.                        11,400                332,025
  YPF Sociedad Anonima S.A., ADR                   3,400                131,963
                                                              -----------------
                                                                      2,509,332
                                                              -----------------

Oil and Gas-Drilling and
Equipment: 0.13%
  ENSCO International, Inc.                        6,500                125,938
                                                              -----------------

Oil and Gas-Exploration and
Production: 1.05%
  Apache Corp.                                    17,000                663,000
  Kerr-Mcgee Corp.                                 4,700                252,625
* Pioneer Natural Resources Co.                   14,000                131,250
                                                              -----------------
                                                                      1,046,875
                                                              -----------------

Paper and Forest Products: 2.71%
  Boise Cascade Corp.                             13,300                473,812
  Champion International Corp.                     1,900                109,844
  Georgia-Pacific Group                            6,000                238,125
  International Paper Co.                          2,200                115,775
  Louisiana-Pacific Corp.                         48,500                615,344
  Potlatch Corp.                                  10,700                451,406
  Westvaco Corp.                                  13,700                406,719
  Weyerhaeuser Co.                                 3,200                191,000
  Willamette Industries, Inc.                      2,500                103,906
                                                              -----------------
                                                                      2,705,931
                                                              -----------------

Personal Care: 0.06%
  Alberto-Culver Co., Class B                      2,400                 56,550
                                                              -----------------

Photography and Imaging: 1.30%
  Ikon Office Solutions, Inc.                     31,400                215,875
* Imation Corp.                                   18,400                564,650
* Lason, Inc.                                     12,700                471,884
* Zebra Technologies Corp., Class A                  800                 43,500
                                                              -----------------
                                                                      1,295,909
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Publishing: 1.82%
  Dow Jones & Co., Inc.                            7,900      $         485,850
  Gannett Co.                                      1,200                 92,550
  Knight-Ridder, Inc.                              7,400                469,900
  Tribune Co.                                     12,900                774,000
                                                              -----------------
                                                                      1,822,300
                                                              -----------------

Railroads: 0.90%
  Burlington Northern Santa Fe Corp.              15,600                497,250
  Canadian National Railway Co.                   12,000                366,000
  Union Pacific Corp.                                600                 33,450
                                                              -----------------
                                                                        896,700
                                                              -----------------

Restaurants: 1.18%
  Applebees International, Inc.                    4,500                129,656
  Bob Evans Farms, Inc.                            4,300                 59,125
* Brinker International, Inc.                     31,000                722,688
  Darden Restaurants, Inc.                        13,300                253,531
  Ruby Tuesday, Inc.                                 800                 15,250
                                                              -----------------
                                                                      1,180,250
                                                              -----------------

Retail: 2.36%
* BJ's Wholesale Club, Inc.                        9,300                286,556
* Dollar Tree Stores, Inc.                         9,500                413,844
* Federated Department Stores, Inc.               11,100                473,831
* K mart Corp.                                    22,700                228,419
  Ross Stores, Inc.                                9,000                185,625
* Shopko Stores, Inc.                              3,500                 87,719
  Wal-Mart Stores, Inc.                           12,000                680,250
                                                              -----------------
                                                                      2,356,244
                                                              -----------------

Retail-Apparel: 1.27%
* American Eagle Outfitters, Inc.                 10,400                445,250
* Charming Shoppes, Inc.                           5,900                 29,316
* Mens Wearhouse, Inc.                            24,400                535,275
  Talbots, Inc.                                    2,200                103,537
* Venator Group, Inc.                             22,200                155,400
                                                              -----------------
                                                                      1,268,778
                                                              -----------------

Retail-Building Supplies: 0.07%
  Hughes Supply, Inc.                              3,100                 67,231
                                                              -----------------

Retail-Computers and Electronics: 0.66%
* Tech Data Corp.                                 35,100                660,319
                                                              -----------------

Retail-Drug Stores: 0.08%
  Longs Drug Stores Corp.                          3,000                 81,750
                                                              -----------------

Retail-Food Chains: 0.18%
  Ruddick Corp.                                   10,300                175,744
                                                              -----------------

Retail-Home Shopping: 0.69%
* Micro Warehouse, Inc.                           56,700                687,487
                                                              -----------------

Retail-Specialty: 2.25%
  Caseys General Stores, Inc.                      2,700                 34,762
  PEP Boys (Manny, Moe & Jack)                    17,500                218,750
* PetSmart, Inc.                                  62,900                243,737
  Tiffany & Co.                                   15,100                898,450
* Zale Corp.                                      20,400                854,250
                                                              -----------------
                                                                      2,249,949
                                                              -----------------

Savings and Loan Companies: 0.86%
  Astoria Financial Corp.                          7,800                280,800
  Charter One Financial, Inc.                     22,770                559,288
  Golden West Financial Corp.                        200                 22,350
                                                              -----------------
                                                                        862,438
                                                              -----------------

Semiconductor Equipment: 1.22%
* Cypress Semiconductor Corp.                     28,800                736,200
* Teradyne, Inc.                                  12,500                481,250
                                                              -----------------
                                                                      1,217,450
                                                              -----------------

Service-Commercial and
Consumer: 0.75%
* Navigant Consulting, Inc.                       13,100                374,169
  Stewart Enterprises Inc., Class A               78,200                371,450
                                                              -----------------
                                                                        745,619
                                                              -----------------

Service-Employment: 0.68%
* Interim Services, Inc.                          22,100                363,269
* Modis Professional Services, Inc.               28,100                314,369
                                                              -----------------
                                                                        677,638
                                                              -----------------

Shipping: 0.48%
  Alexander & Baldwin, Inc.                       19,800                475,200
                                                              -----------------

Specialty Printing: 0.42%
  Banta Corp.                                     14,600                330,325
  Moore Corp., Ltd.                               10,100                 84,587
                                                              -----------------
                                                                        414,912
                                                              -----------------

Telephone: 2.66%
  Compania Anonima Nacional
     Telefonos de Venezuela, ADR                  14,000                361,375
  PT Telekomunikasi
     Indonesia, ADR                                5,616                 51,597
* Telefonica S.A., ADR                            15,400                769,037
  Telefonos de Mexico S.A., ADR                   16,400              1,402,200
  Telephone & Data Systems, Inc.                     600                 69,150
                                                              -----------------
                                                                      2,653,359
                                                              -----------------

Textiles-Apparel and
Specialty: 0.20%
  Russell Corp.                                   12,300                186,806
  Warnaco Group, Inc., Class A                     1,100                 15,675
                                                              -----------------
                                                                        202,481
                                                              -----------------

Truckers: 1.17%
  USFreightways Corp.                             25,400              1,150,937
  Werner Enterprises, Inc.                         1,300                 20,719
                                                              -----------------
                                                                      1,171,656
                                                              -----------------

Trucks and Parts: 0.92%
  Cummins Engine Company, Inc.                     2,300                116,581
  PACCAR, Inc.                                    17,100                805,838
                                                              -----------------
                                                                        922,419
                                                              -----------------

Waste Management: 0.40%
* Safety-Kleen Corp.                              34,800                398,025
                                                              -----------------

Total Common Stocks
(Cost $93,942,429)                                                   93,240,445
                                                              -----------------

                                              Principal                  Value
                                               Amount                   (Note 3)
- ------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 0.20%

United States Treasury Bills: 0.20%
  4.52%, 12/16/99                             $  200,000      $         198,870
                                                              -----------------

Total Short-Term Obligations
(Cost $198,870)                                                         198,870
                                                              -----------------
REPURCHASE AGREEMENTS: 7.68%
  With Morgan Stanley & Co., Inc.,
  (dated 10/29/99), 5.26%, due 11/1/99
  (Repurchase proceeds $4,668,045);
  collateralized by: $4,742,826
  Federal National Mortgage
  Association Bonds, 7.00%,
  due 12/1/2008
  (Market value $4,759,755)                    4,666,000              4,666,000
                                                              -----------------
  With Prudential Securities Inc.,
  (dated 10/29/99), 5.23%, due 11/1/99
  (Repurchase proceeds $3,001,307);
  collateralized by: $3,090,000
  Federal Home Loan Bank
  Variable Rate Bonds, 5.45%,
  due 1/28/2004
  (Market value $3,063,426)                    3,000,000              3,000,000
                                                              -----------------

Total Repurchase Agreements
(Cost $7,666,000)                                                     7,666,000
                                                              -----------------

Total Investments
(Cost $101,807,299)                               101.26%           101,105,315
Other Assets                                      102.47            102,320,728
                                               ---------      -----------------
Total Assets                                      203.73            203,426,043
                                               ---------      -----------------

Securities Sold Short
(Proceeds $99,394,000)                            (92.67)           (92,529,848)
Other Liabilities                                 (11.06)           (11,045,688)
                                               ---------      -----------------
Total Liabilities                                (103.73)          (103,575,536)
                                               ---------      -----------------
Net Assets                                        100.00%     $      99,850,507
                                               ---------      -----------------

* Non-income producing security.

For Federal income tax purposes, the tax basis of investments owned at October 31, 1999 was $103,533,872 and net unrealized depreciation on investments consisted of:

  Gross unrealized appreciation                               $       4,556,605
  Gross unrealized depreciation                                      (6,985,162)
                                                              -----------------
  Net unrealized depreciation                                 $      (2,428,557)
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

  SECURITIES SOLD SHORT
  COMMON STOCKS: 92.67%

Aerospace and Defense: 0.58%
  Alliant Techsystems, Inc.                        6,200      $         381,300
  Lockheed Martin Corp.                            9,100                182,000
  Precision Castparts Corp.                          400                 11,800
                                                              -----------------
                                                                        575,100
                                                              -----------------

Air Freight: 1.27%
  Air Express International Corp.                 10,500                279,563
  Airborne Freight Corp.                          14,600                313,900
  Atlas Air, Inc.                                  4,700                126,900
  C.H. Robinson Worldwide, Inc.                    8,000                270,500
  FDX Corp.                                        6,400                275,600
                                                              -----------------
                                                                      1,266,463
                                                              -----------------

Airlines: 1.25%
  AMR Corp.                                       13,400                850,900
  US Airways Group, Inc.                          14,100                394,800
                                                              -----------------
                                                                      1,245,700
                                                              -----------------

Automotive Parts and Equipment: 2.22%
  Dana Corp.                                      12,200                360,662
  Federal-Mogul Corp.                             11,700                293,963
  Gentex Corp.                                    22,200                381,562
  Goodyear Tire & Rubber Co.                      23,200                958,450
  Magna International Inc., Class A                  300                 13,594
  Mascotech, Inc.                                 14,000                203,875
                                                              -----------------
                                                                      2,212,106
                                                              -----------------

Banks-Money Center: 0.00%
  First Union Corp.                                  100                  4,269
                                                              -----------------

Banks-Regional: 3.67%
  Associated Banc Corp.                            7,600                292,363
  Banco Frances Del Rio S.A., ADR                 26,600                581,875
  Centura Banks, Inc.                              5,900                310,856
  Commerce Bancorp, Inc.                           4,100                183,731
  National Commerce Bancorp                       11,900                297,500
  Republic New York Corp.                          6,100                385,444
  Synovus Financial Corp.                            300                  6,431
  TCF Financial Corp.                                600                 17,700
  Union Planters Corp.                            12,314                547,973
  UST Corp.                                       17,000                527,000
  Wilmington Trust Corp.                           4,000                217,000
  Zions Bancorporation                             5,100                300,581
                                                              -----------------
                                                                      3,668,454
                                                              -----------------

Beverages: 0.70%
  Adolph Coors Co., Class B                        1,300                 72,150
  Brown-Forman Corp., Class B                      6,900                465,750
  Coca-Cola Co.                                      100                  5,900
  Panamerican Beverages, Inc.,
     Class A                                       9,600                154,200
                                                              -----------------
                                                                        698,000
                                                              -----------------

Biotechnology: 0.82%
  Immunex Corp.                                   13,000                819,000
                                                              -----------------

Broadcasting: 0.76%
  News Corp. Ltd., ADR                             9,700                287,362
  Westwood One, Inc.                              10,150                468,169
                                                              -----------------
                                                                        755,531
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Building Materials: 0.28%
  USG Corp.                                        5,700      $         282,506
                                                              -----------------

Chemicals: 0.71%
  Cabot Corp.                                     12,300                229,088
  Geon Co.                                         3,900                102,375
  Lyondell Chemical Co.                           20,000                242,500
  Rhone-Poulenc S.A., ADR                          2,400                133,200
                                                              -----------------
                                                                        707,163
                                                              -----------------

Chemicals-Specialty: 3.47%
  Agrium, Inc.                                    22,700                191,531
  Cytec Industries, Inc.                           4,100                105,831
  Ecolab, Inc.                                     7,100                240,069
  Hercules, Inc.                                   7,914                190,431
  International Flavors &
     Fragrances Inc.                              10,100                386,325
  MacDermid, Inc.                                 16,900                572,487
  Millennium Chemicals, Inc.                      30,700                567,950
  Omnova Solutions, Inc.                           2,000                 14,000
  Pittway Corp., Class A                           4,200                138,600
  Potash Corp., Saskatchewan                      23,600              1,042,825
  Sigma-Aldrich Corp.                                500                 14,250
                                                              -----------------
                                                                      3,464,299
                                                              -----------------

Communication Equipment: 1.25%
  C-Cube Microsystems, Inc.                       10,600                471,700
  ECI Telecommunications Ltd.                      7,200                209,700
  L.M. Ericsson Telephone Co.,
     Class B, ADR                                 13,300                568,575
                                                              -----------------
                                                                      1,249,975
                                                              -----------------

Computer Hardware: 1.45%
  EMC Corp.                                        6,200                452,600
  International Business Machines Corp.            3,800                373,825
  NCR Corp.                                        9,000                298,125
  Storage Technology Corp.                        20,700                326,025
                                                              -----------------
                                                                      1,450,575
                                                              -----------------
Computer Services: 0.50%
  Cambridge Technology Partners, Inc.              5,900                 65,269
  Computer Horizons Corp.                         13,200                146,850
  Equifax, Inc.                                    2,900                 78,300
  National Data Corp.                              7,000                168,000
  Sykes Enterprises, Inc.                          1,300                 40,137
                                                              -----------------
                                                                        498,556
                                                              -----------------
Computer Software: 2.81%
  America Online, Inc.                             2,000                259,375
  American Management Systems Inc.                 2,300                 59,513
  Avant Corp.                                      2,000                 25,750
  Cognos, Inc.                                    24,300                689,513
  Jack Henry & Associates, Inc.                   10,000                363,750
  Legato Systems, Inc.                             8,400                451,500
  Macromedia, Inc.                                 2,500                161,094
  Sapient Corp.                                    4,800                613,800
  Unisys Corp.                                     7,300                177,025
                                                              -----------------
                                                                      2,801,320
                                                              -----------------

Computers-Networking: 1.16%
  Cisco Systems, Inc.                              1,300                 96,200
  CMGI, Inc.                                       6,700                733,231
  Newbridge Networks Corp.                        16,700                329,825
                                                              -----------------
                                                                      1,159,256
                                                              -----------------

Construction-Cement and
Aggregates: 1.15%
  Southdown, Inc.                                  4,600                222,237
  Vulcan Materials Co.                            22,400                925,400
                                                              -----------------
                                                                      1,147,637
                                                              -----------------

Consumer-Jewelry, Novelty
and Gifts: 0.39%
  Action Performance Companies, Inc.               6,000                122,063
  Department 56, Inc., Class A                     3,400                 64,600
  Jostens, Inc.                                    9,800                207,025
                                                              -----------------
                                                                        393,688
                                                              -----------------

Consumer Finance: 0.70%
  Countrywide Credit Industries, Inc.             14,300                485,306
  Metris Companies, Inc.                           4,400                151,525
  White Mountains Insurance Group Inc.               500                 63,250
                                                              -----------------
                                                                        700,081
                                                              -----------------

Containers-Metal and
Glass: 0.73%
  Owens-Illinois, Inc.                            30,300                725,306
                                                              -----------------

Containers and Packages-
Paper: 0.15%
  Sonoco Products Co.                              6,100                146,400
                                                              -----------------

Distributors-Food and
Health: 0.36%
  Bergen Brunswig Corp., Class A                  27,100                193,088
  McKesson HBOC, Inc.                              8,400                168,525
                                                              -----------------
                                                                        361,613
                                                              -----------------

Drugs: 0.06%
  ICN Pharmaceuticals, Inc.                          200                  4,600
  Mylan Laboratories, Inc.                         3,300                 59,194
                                                              -----------------
                                                                         63,794
                                                              -----------------

Electric Utilities: 5.00%
  Ameren Corp.                                     7,100                268,469
  American Electric Power Co., Inc.                6,600                227,700
  Avista Corp.                                    24,700                444,600
  Carolina Power & Light Co.                         700                 24,150
  DQE, Inc.                                       10,100                403,369
  Enersis S.A., ADR                                4,200                 94,500
  IPALCO Enterprises, Inc.                         6,400                130,800
  Kansas City Power & Light Co.                   10,800                264,600
  LG&E Energy Corp.                                  600                 13,200
  Montana Power Co.                               24,900                708,094
  New Century Energies, Inc.                       8,200                267,012
  New England Electric System                     10,300                536,244
  OGE Energy Corp.                                 1,700                 38,569
  PECO Energy Co.                                 15,900                607,181
  SCANA Corp.                                      4,900                121,888
  TECO Energy, Inc.                               16,600                366,238
  Western Resources, Inc.                         20,400                470,475
  Wisconsin Energy Corp.                              31                    694
                                                              -----------------
                                                                      4,987,783
                                                              -----------------

Electrical Equipment: 1.03%
  Hubbell Inc., Class B                           34,400                952,450
  Thomas & Betts Corp.                             1,700                 76,287
                                                              -----------------
                                                                      1,028,737
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Electronics-Component
Distributor: 0.97%
  Ingram Micro, Inc., Class A                     17,800      $         198,025
  Koninklijke Phillips Electric,
     N.V., ADR                                     1,200                124,725
  Rambus, Inc.                                     2,600                175,825
  Sandisk Corp.                                    3,300                200,063
  W.W. Grainger, Inc.                              6,400                271,200
                                                              -----------------
                                                                        969,838
                                                              -----------------

Electronics-Defense: 0.70%
  General Motors Corp., Class H                    9,600                699,000
                                                              -----------------

Engineering and Construction: 0.40%
  Granite Construction, Inc.                      11,100                229,631
  Mastec, Inc.                                     5,300                173,575
                                                              -----------------
                                                                        403,206
                                                              -----------------

Entertainment: 0.65%
  Seagram Co., Ltd.                               13,200                651,750
                                                              -----------------

Financial-Diversified: 5.01%
  BRE Properties, Inc., Class A                    7,900                179,231
  Budget Group, Inc., Class A                     16,900                118,300
  Cousins Properties, Inc.                        11,800                373,913
  Federal National Mortgage
     Association                                   4,200                297,150
  Hertz Corp., Class A                               500                 21,688
  Host Marriott Corp.                             29,000                261,000
  Indymac Mortgage Holdings, Inc.                 54,300                756,806
  JDN Realty Corp.                                 2,500                 47,656
  Manufactured Home
     Communities, Inc.                             4,800                111,900
  Meditrust Companies, Inc.                       65,400                527,287
  New Plan Excel Realty Trust, Inc.                5,300                 91,756
  Simon Property Group, Inc.                       5,400                124,537
  SLM Holding Corp.                               19,000                929,812
  Smith (Charles E.) Residential
     Realty, Inc.                                    700                 23,800
  Starwood Hotels &
  Resorts Worldwide, Inc.                         15,800                362,412
  Sun Communities, Inc.                            2,300                 73,312
  U S Trust Corp.                                  8,300                673,337
  Vornado Realty Trust                             1,000                 31,687
                                                              -----------------
                                                                      5,005,584
                                                              -----------------

Foods: 1.89%
  Chiquita Brands International, Inc.             11,200                 53,200
  Dole Food Co., Inc.                              4,000                 71,750
  Flowers Industries, Inc.                         5,900                 99,562
  Hershey Foods Corp.                             13,000                656,500
  Nabisco Holdings Corp., Class A                 10,800                403,650
  Quaker Oats Co.                                  4,500                315,000
  Rexall Sundown, Inc.                            27,400                289,412
                                                              -----------------
                                                                      1,889,074
                                                              -----------------

Footwear: 0.01%
  Nike, Inc., Class B                                214                 12,078
                                                              -----------------

Gold and Precious Metal Mining: 0.02%
  Barrick Gold Corp.                               1,000                 18,313
  Placer Dome, Inc.                                  300                  3,637
                                                              -----------------
                                                                         21,950
                                                              -----------------

Hardware and Tools: 0.01%
  Stanley Works                                      400                 11,100
                                                              -----------------

Health Care-Diversified: 0.58%
  American Home Products Corp.                     6,628                346,313
  Medicis Pharmaceutical Corp.,
  Class A                                          7,600                231,800
                                                              -----------------
                                                                        578,113
                                                              -----------------

Health Care-Medical Products
and Supplies: 1.26%
  Bausch & Lomb, Inc.                              6,200                334,800
  Beckman Coulter, Inc.                            2,800                128,800
  Medtronic, Inc.                                 13,300                460,513
  Varian Medical Sytems, Inc.                     15,800                332,788
                                                              -----------------
                                                                      1,256,901
                                                              -----------------

Health Care-Special Services: 0.30%
  Lincare Holdings, Inc.                           2,700                 75,937
  Orthodontic Centers of
  America, Inc.                                   16,300                224,125
                                                              -----------------
                                                                        300,062
                                                              -----------------
Homebuilding: 0.44%
  Champion Enterprises, Inc.                      11,500                104,938
  Fleetwood Enterprises, Inc.                     14,300                311,919
  Oakwood Homes Corp.                              8,400                 24,675
                                                              -----------------
                                                                        441,532
                                                              -----------------

Hospitals and Managed Care: 0.79%
  Wellpoint Health Networks, Inc.,
  Class A                                         13,600                788,800
                                                              -----------------

Hotels and Gaming: 1.59%
  Anchor Gaming                                    6,600                402,600
  Four Season Hotels, Inc.                        10,900                454,394
  GTech Holdings Corp.                               500                 10,063
  Hilton Hotels Corp.                             42,700                394,975
  Marriott International, Inc., Class A            4,200                141,488
  Vail Resorts, Inc.                               8,100                180,225
                                                              -----------------
                                                                      1,583,745
                                                              -----------------

Household Furnishings: 0.75%
  Ethan Allen Interiors, Inc.                      7,900                280,944
  Maytag Corp.                                    11,700                468,731
                                                              -----------------
                                                                        749,675
                                                              -----------------

Housewares and Household
Products: 0.90%
  Dial Corp.                                       1,900                 44,412
  Estee Lauder Companies, Inc.,
     Class A                                       2,600                121,225
  Fort James Corp.                                10,700                281,544
  Newell Rubbermaid, Inc.                         13,131                454,661
                                                              -----------------
                                                                        901,842
                                                              -----------------
Insurance-Life and Health: 0.81%
  Lincoln National Corp.                          11,700                539,662
  Protective Life Corp.                            7,300                264,169
                                                              -----------------
                                                                        803,831
                                                              -----------------

Insurance-Multi-Line: 0.29%
  CNA Financial Corp.                              7,700                286,825
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Insurance-Property and Casualty: 6.47%
  First American Financial Corp.                  21,300      $         315,506
  Horace Mann Educators Corp.                     16,900                476,369
  HSB Group, Inc.                                 13,800                527,850
  IPC Holdings Ltd.                               42,200                717,400
  LandAmerica Financial Group                     17,200                319,275
  Mercury General Corp.                           16,000                451,000
  Ohio Casualty Corp.                             48,200                804,338
  Safeco Corp.                                    38,800              1,067,000
  Selective Insurance Group, Inc.                 16,300                304,606
  Twentieth Century Industries                     6,200                123,612
  Unitrin, Inc.                                   11,200                419,300
  W.R. Berkley Corp.                              40,600                931,263
                                                              -----------------
                                                                      6,457,519
                                                              -----------------

Insurance Brokers: 0.60%
  Arthur J. Gallagher & Co.                        5,900                305,325
  E.W. Blanch Holdings, Inc.                       4,600                297,850
                                                              -----------------
                                                                        603,175
                                                              -----------------

Investment Companies: 0.26%
  Allied Capital Corp.                            12,900                258,806
                                                              -----------------

Iron and Steel: 1.50%
  AK Steel Holding Corp.                          23,700                410,306
  Allegheny Teledyne, Inc.                        11,400                173,138
  Carpenter Technology Corp.                      17,600                429,000
  Corus Group Plc., ADR                           15,300                295,481
  LTV Corp.                                       33,300                120,713
  Steel Dynamics, Inc.                             4,700                 64,331
                                                              -----------------
                                                                      1,492,969
                                                              -----------------

Leisure Time-Products: 0.11%
  Polaris Industries, Inc.                         3,200                111,800
                                                              -----------------

Machinery: 3.11%
  AGCO Corp.                                       2,300                 24,725
  Caterpillar, Inc.                                7,800                430,950
  Coflexip S.A., ADR                               9,200                364,550
  Deere & Co.                                     29,100              1,054,875
  Kaydon Corp.                                    40,000                992,500
  Lincoln Electric Holdings, Inc.                 10,600                237,175
                                                              -----------------
                                                                      3,104,775
                                                              -----------------

Manufacturing-Diversified: 2.34%
  Ametek, Inc.                                    15,700                310,075
  Carlisle Companies, Inc.                         7,700                256,025
  Crane Co.                                        2,200                 44,963
  Eaton Corp.                                      3,800                285,950
  Hillenbrand Industries, Inc.                    23,000                761,875
  IDEX Corp.                                      14,300                352,138
  Minnesota Mining &
     Manufacturing Co.                               100                  9,506
  Parker-Hannifin Corp.                            5,500                251,969
  Walter Industries, Inc.                          5,500                 64,625
                                                              -----------------
                                                                      2,337,126
                                                              -----------------

Manufacturing-Specialized: 1.20%
  Avery Dennison Corp.                             4,900                306,250
  Federal Signal Corp.                            13,300                250,206
  Roper Industries, Inc.                           1,100                 33,962
  SPS Technologies, Inc.                           1,700                 52,700
  Teleflex, Inc.                                  16,200                551,812
                                                              -----------------
                                                                      1,194,930
                                                              -----------------

Metals and Mining: 0.25%
  Phelps Dodge Corp.                               4,500                253,687
                                                              -----------------

Natural Gas: 3.59%
  Consolidated Natural Gas Co.                     4,400                281,600
  Eastern Enterprises                              5,300                270,963
  Enron Corp.                                      3,300                131,794
  MCN Energy Group, Inc.                           6,800                166,175
  MDU Resources Group, Inc.                        6,700                156,612
  National Fuel Gas Co.                            8,900                434,987
  NICOR, Inc.                                      7,500                290,625
  ONEOK, Inc.                                     25,500                744,281
  Washington Gas Light Co.                        16,000                435,000
  Williams Companies, Inc.                        17,800                667,500
                                                              -----------------
                                                                      3,579,537
                                                              -----------------

Office Equipment and Supplies: 0.85%
  HON Industries, Inc.                            23,500                461,188
  Pitney Bowes, Inc.                               8,600                391,838
                                                              -----------------
                                                                        853,026
                                                              -----------------

Oil and Gas-Drilling and Equipment: 1.48%
  Global Industries Ltd.                          29,100                232,800
  Halliburton Co.                                    100                  3,769
  Helmerich & Payne, Inc.                         18,100                431,006
  Nabors Industries, Inc.                            800                 18,150
  Petroleum Geo Services S.A., ADR                41,600                608,400
  Stolt Comex Seaway S.A., ADR                    17,400                185,963
                                                              -----------------
                                                                      1,480,088
                                                              -----------------

Oil and Gas-Exploration and Production: 0.35%
  Burlington Resources, Inc.                       3,100                108,112
  Unocal Corp.                                     7,042                242,949
                                                              -----------------
                                                                        351,061
                                                              -----------------

Oil and Gas-Refining and Marketing: 1.63%
  Ashland, Inc.                                   16,400                541,200
  Sunoco, Inc.                                    36,900                890,212
  Tosco Corp.                                        400                 10,125
  Valero Energy Corp.                             10,300                189,262
                                                              -----------------
                                                                      1,630,799
                                                              -----------------

Paper and Forest Products: 2.10%
  Abitibi Consolidated, Inc.                      17,400                209,888
  Bowater, Inc.                                   18,800                987,000
  Caraustar Industries, Inc.                       9,600                231,600
  Consolidated Papers, Inc.                        8,800                275,550
  Mead Corp.                                       8,000                288,000
  Rayonier, Inc.                                     600                 24,600
  Wausau-Mosinee Paper Corp.                       6,600                 83,325
                                                              -----------------
                                                                      2,099,963
                                                              -----------------

Power Producers-Independent: 0.49%
  MidAmerican Energy Holdings Co.                 14,500                487,563
                                                              -----------------

Publishing: 1.79%
  Harcourt General, Inc.                          10,400                400,400
  Hollinger International, Inc.,
  Class A                                         54,600                566,475
  Houghton Mifflin Co.                             9,800                415,275
  Readers Digest Association, Inc.,
  Class A                                          7,500                241,875
  Washington Post Co., Class B                       300                159,619
                                                              -----------------
                                                                      1,783,644
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
- ------------------------------------------------------------------------------

Railroads: 1.62%
  CSX Corp.                                       14,600      $         598,600
  Norfolk Southern Corp.                          25,400                620,712
  Wisconsin Central
     Transportation Corp.                         28,400                394,050
                                                              -----------------
                                                                      1,613,362
                                                              -----------------

Restaurants: 0.67%
  CBRL Group, Inc.                                19,500                260,813
  McDonald's Corp.                                10,000                412,500
                                                              -----------------
                                                                        673,313
                                                              -----------------

Retail: 2.93%
  Ames Department Stores, Inc.                     7,600                240,825
  Consolidated Stores Corp.                       44,000                805,750
  Dillard's, Inc., Class A                        32,800                619,100
  J.C. Penney Company, Inc.                        1,700                 43,138
  May Department Stores Co.                        7,400                256,687
  Neiman Marcus Group, Inc.                        3,133                 67,164
  Nordstrom, Inc.                                 26,200                653,362
  Sears Roebuck & Co.                              8,600                242,413
                                                              -----------------
                                                                      2,928,439
                                                              -----------------

Retail-Apparel: 0.74%
  Intimate Brands Inc., Class A                    7,665                314,265
  Limited, Inc.                                   10,300                423,587
                                                              -----------------
                                                                        737,852
                                                              -----------------

Retail-Building Supplies: 0.66%
  Fastenal Co.                                    18,100                656,125
                                                              -----------------

Retail-Drug Stores: 0.30%
  Rite Aid Corp.                                  34,000                297,500
                                                              -----------------

Retail-Food Chains: 0.39%
  Albertsons, Inc.                                 4,092                148,591
  Delhaize America, Inc., Class B                     99                  2,042
  Hannaford Brothers Co.                           3,400                238,213
                                                              -----------------
                                                                        388,846
                                                              -----------------

Retail-Specialty: 1.15%
  Claires Stores, Inc.                             8,200                144,525
  Payless Shoesource, Inc.                           900                 41,231
  Rent-a-Center, Inc.                              5,400                 98,887
  Staples, Inc.                                   21,200                470,375
  Toys R Us, Inc.                                 28,000                395,500
                                                              -----------------
                                                                      1,150,518
                                                              -----------------

Savings and Loan Companies: 0.15%
  Peoples Bank                                     3,000                 75,937
  Washington Mutual, Inc.                          2,000                 71,875
                                                              -----------------
                                                                        147,812
                                                              -----------------

Semiconductor Equipment: 0.83%
  Intel Corp.                                      5,400                418,163
  Texas Instruments, Inc.                          4,621                414,735
                                                              -----------------
                                                                        832,898
                                                              -----------------

Service-Advertising and Marketing: 0.08%
  Harte-Hanks, Inc.                                3,500                 69,344
  True North Communications, Inc.                    200                  8,062
                                                              -----------------
                                                                         77,406
                                                              -----------------
Service-Commercial and Consumer: 1.15%
  Cendant Corp.                                    4,400                 72,600
  Cerner Corp.                                    18,100                270,369
  G & K Services, Inc., Class A                    5,700                214,106
  Laidlaw, Inc.                                   64,300                393,837
  Pittston Brinks Group                           10,100                193,794
                                                              -----------------
                                                                      1,144,706
                                                              -----------------

Service-Employment: 0.32%
  Manpower, Inc.                                   9,214                323,642
                                                              -----------------

Specialty Printing: 0.68%
  Deluxe Corp.                                    24,100                680,825
                                                              -----------------

Telephone: 1.48%
  Cable & Wireless HKT, ADR                        7,600                173,375
  Cincinnati Bell, Inc.                            6,900                143,606
  Compania de Telecom Chile, S.A., ADR            43,800                730,913
  Deutsche Telekom AG, ADR                         1,000                 46,000
  Telecom Argentina S.A., ADR                     10,600                291,500
  Teleglobe, Inc.                                  3,800                 90,012
                                                              -----------------
                                                                      1,475,406
                                                              -----------------
Textiles-Apparel and Specialty: 0.36%
  Burlington Industries, Inc.                      4,200                 15,487
  Nautica Enterprises, Inc.                        3,900                 58,744
  Polo Ralph Lauren Corp., Class A                 4,100                 75,850
  VF Corp.                                         7,000                210,437
                                                              -----------------
                                                                        360,518
                                                              -----------------
Tobacco: 0.27%
  Philip Morris Companies, Inc.                   10,500                264,469
                                                              -----------------

Truckers: 0.27%
  Ryder System, Inc.                              12,700                271,462
                                                              -----------------

Trucks and Parts: 0.05%
  New Holland NV                                   3,200                 48,600
                                                              -----------------

Waste Management: 0.61%
  Allied Waste Industries, Inc.                   23,700                248,850
  Superior Services, Inc.                          9,400                252,038
  Waste Management, Inc.                           5,800                106,575
                                                              -----------------
                                                                        607,463
                                                              -----------------
Total Securities Sold Short
  (Proceeds $99,394,000)                                             92,529,848
                                                              -----------------

For Federal income tax purposes, the tax basis of proceeds for securities sold short on October 31, 1999 was $97,640,102 and net unrealized appreciation on securities sold short consisted of:

  Gross unrealized appreciation                               $       9,156,621
  Gross unrealized depreciation                                      (4,046,367)
                                                              -----------------
  Net unrealized appreciation                                 $       5,110,254
                                                              -----------------



                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS
Investments, at value (identified cost $101,807,299) ..................................   $ 101,105,315
Cash ..................................................................................          97,566
Deposits with broker for securities sold short ........................................      99,394,000
Receivables:
Investments sold ......................................................................       2,339,611
Capital shares sold ...................................................................          63,278
Dividends and interest ................................................................         407,336
Prepaid expenses ......................................................................          18,937
                                                                                          -------------
Total Assets ..........................................................................     203,426,043
                                                                                          -------------

LIABILITIES
Securities sold short, at value (proceeds $99,394,000) ................................      92,529,848
Payables:
Investments purchased .................................................................       9,634,334
Capital shares redeemed ...............................................................         963,200
Advisory fee ..........................................................................         137,872
Distribution fees .....................................................................          57,056
Dividends on short sales ..............................................................         144,659
Accrued expenses and other payables ...................................................         108,567
                                                                                          -------------
Total liabilities .....................................................................     103,575,536
                                                                                          -------------

Net Assets ............................................................................   $  99,850,507
                                                                                          =============

Net assets consist of
Capital paid-in .......................................................................   $ 112,806,302
Undistributed net investment income ...................................................       1,486,836
Accumulated net realized loss on investments and futures ..............................      (6,164,938)
Accumulated net realized loss on securities sold short ................................     (14,439,861)
Net unrealized depreciation on investments ............................................        (701,984)
Net unrealized appreciation on securities sold short ..................................       6,864,152
                                                                                          -------------

Net Assets ............................................................................   $  99,850,507
                                                                                          =============

Class A Shares
Net asset value ("NAV") and redemption price per share ($20,648,327/1,933,601 shares) .          $10.68
                                                                                          =============
Maximum public offering price per share-NAV/(1-maximum sales charge) ($10.68/.945) ....          $11.30
                                                                                          =============

Class B Shares
Net asset value and offering price per share ($34,289,359/3,227,780 shares) ...........          $10.62
                                                                                          =============
Redemption price per share ............................................................               *
                                                                                          =============

Class C Shares
Net asset value and offering price per share ($25,364,125/2,396,014 shares) ...........          $10.59
                                                                                          =============
Redemption price per share ............................................................               *
                                                                                          =============

Class I Shares
Net asset value, offering and redemption price per share ($19,548,696/1,839,898 shares)          $10.62
                                                                                          =============

* Varies by length of time shares are held.  (Note 4b)



                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME
Income
Dividends* .......................................................................   $  1,983,172
Interest .........................................................................      5,690,031
                                                                                     ------------
Total income .....................................................................      7,673,203
                                                                                     ------------
Expenses (Note 3)
Advisory fees (Note 4) ...........................................................      1,990,121
Distribution fees, Class A (Note 4) ..............................................         90,653
Distribution fees, Class B (Note 4) ..............................................        420,905
Distribution fees, Class C (Note 4) ..............................................        417,221
Custodian fees ...................................................................        214,794
Transfer agent fees ..............................................................        139,611
Portfolio accounting fees ........................................................         97,587
Registration fees ................................................................         84,663
Professional fees ................................................................         65,696
Reports to shareholders ..........................................................         52,946
Trustees' fees ...................................................................         21,950
Insurance ........................................................................         18,762
Amortization of organization expenses (Note 3) ...................................          4,128
Miscellaneous ....................................................................          8,720
                                                                                     ------------
Expenses before dividends on short sales .........................................      3,627,757
Dividends on short sales .........................................................      2,031,746
                                                                                     ------------
Total expenses ...................................................................      5,659,503
                                                                                     ------------
Net investment income ............................................................      2,013,700
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
Investments ......................................................................     14,947,631
Securities sold short ............................................................    (24,576,581)
Futures ..........................................................................      1,040,891
                                                                                     ------------
Net realized loss ................................................................     (8,588,059)
                                                                                     ------------
Increase (decrease) in unrealized appreciation on
Investments ......................................................................     (4,471,150)
Securities sold short ............................................................      8,579,804
                                                                                     ------------
Net change in unrealized appreciation ............................................      4,108,654
                                                                                     ------------
Net realized and unrealized loss on investments, securities sold short and futures     (4,479,405)
                                                                                     ------------
Net decrease in net assets resulting from operations .............................   $ (2,465,705)
                                                                                     ============

* Net of taxes withheld on foreign dividends of $12,918.




                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS)
TO OCTOBER 31, 1998

                                                                                           1999             1998
                                                                                      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income .............................................................   $   2,013,700    $   1,169,245
Net realized loss on investments, securities sold short and futures ...............      (8,588,059)     (12,057,271)
Net unrealized appreciation (depreciation) on investments and securities sold short       4,108,654        2,053,514
                                                                                      -------------    -------------
Net decrease in net assets resulting from operations ..............................      (2,465,705)      (8,834,512)
                                                                                      -------------    -------------

Dividends to shareholders from net investment income
Class A ...........................................................................        (493,481)            --
Class B ...........................................................................        (368,614)            --
Class C ...........................................................................        (464,216)            --
Class I ...........................................................................        (329,267)            --
                                                                                      -------------    -------------
Total dividends to shareholders ...................................................      (1,655,578)            --
                                                                                      -------------    -------------

Capital share transactions (Note 6)
Net proceeds from sale of shares
Class A ...........................................................................      13,984,222       49,826,479
Class B ...........................................................................       7,877,039       51,623,271
Class C ...........................................................................       5,033,700       64,615,080
Class I ...........................................................................       5,589,480       24,024,074
                                                                                      -------------    -------------
                                                                                         32,484,441      190,088,904
                                                                                      -------------    -------------

Net asset value of shares issued to shareholders in
reinvestment of dividends
Class A ...........................................................................         425,449             --
Class B ...........................................................................         255,754             --
Class C ...........................................................................         365,808             --
Class I ...........................................................................         326,358             --
                                                                                      -------------    -------------
                                                                                          1,373,369             --
                                                                                      -------------    -------------

Cost of shares redeemed
Class A ...........................................................................     (32,084,881)      (8,317,141)
Class B ...........................................................................     (20,460,298)      (1,267,242)
Class C ...........................................................................     (35,257,389)      (4,613,114)
Class I ...........................................................................      (6,928,065)      (2,212,282)
                                                                                      -------------    -------------
                                                                                        (94,730,633)     (16,409,779)
                                                                                      -------------    -------------
Increase (decrease) in net assets derived from capital share transactions .........     (60,872,823)     173,679,125
                                                                                      -------------    -------------
Net increase (decrease) in net assets .............................................     (64,994,106)     164,844,613

NET ASSETS
Beginning of year .................................................................     164,844,613             --
                                                                                      -------------    -------------
End of year .......................................................................   $  99,850,507    $ 164,844,613
                                                                                      =============    =============
Undistributed net investment income ...............................................   $   1,527,367    $   1,169,245
                                                                                      =============    =============



                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1999

NOTE 1--ACQUISITION

On March 1, 1999, Phoenix Investment Partners, Ltd. ("Phoenix") completed the acquisition of Zweig/Glaser Advisers, parent of Euclid Advisors LLC, the Fund's investment manager (the "Manager"), and of Zweig Securities Corp., the Fund's distributor (the Distributor"). As a result, Euclid Mutual Funds changed its name to Phoenix-Euclid Funds and Euclid Market Neutral Fund changed its name to Phoenix-Euclid Market Neutral Fund. In addition, Zweig/Glaser Advisers LLC has succeeded Zweig/Glaser Advisers as parent of the Manager, Phoenix Equity Planning Corporation ("PEPCO") has succeeded Zweig Securities Corp. as the Distributor and PEPCO has succeeded State Street Bank & Trust Co. as the Transfer Agent.

NOTE 2--ORGANIZATION

Phoenix-Euclid Funds (the "Trust"), organized as a Delaware business trust on February 3, 1998, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio ("Series"): Phoenix-Euclid Market Neutral Fund (the "Fund"), which offers Class A, Class B, Class C and Class I
Shares. On April 22, 1998, the Trust sold $100,000 of shares of beneficial interest of the Fund to Euclid Advisors LLC, the Fund's investment manager (the "Manager"). The Fund commenced operations on May 1, 1998.

NOTE 3--SIGNIFICANT ACCOUNTING POLICIES

(a) General: Investment transactions and securities sold short are recorded on trade date. Realized gains and losses on sales of investments and securities sold short are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during this period, the Fund will be reimbursed by the Manager for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption. On February 22, 1999, the Manager redeemed all of the initial shares in the Fund and reimbursed the Fund $55,323 representing the balance of the unamortized organization expenses. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(b) Portfolio Valuation: Stocks and futures are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Securities for which market quotations are not readily available (of which there were none at October 31, 1999) are valued at fair value as determined by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value).

(c) Futures Contracts and Option Accounting Principles: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Fund realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When the Fund writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When a call option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Fund realizes a gain or loss. When an option written expires or the Fund enters into a closing purchase transaction, the liability is extinguished and the Fund realizes a gain or loss.

(d) Short Sales: A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 1999, the value of securities sold short amounted to $92,529,848 against which collateral of $200,300,445 was held. The collateral includes the deposits with broker for securities sold short, the repurchase agreements, and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

(e) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives: With respect to repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Fund's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. The Fund's use of futures contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the investment portfolio. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease the Fund's exposure to changing security prices or interest rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

(f) Federal Income Taxes: It is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required. At October 31, 1999 (the Fund's tax fiscal year-end), the Fund had capital loss carryforwards of $9,389,382 and $7,745,316, expiring October 31, 2006 and 2007, respectively, and is available to offset any net capital gains subsequently realized, subject to certain limitations. During the year ended October 31, 1999, ther Fund reclassified $40,531 from undistributed net investment income to realized gains on investments.

(g) Dividends and Distributions to Shareholders: Dividends and distributions are declared separately for each class of shares of the Fund. The character of distributions made during the year from net investment income or net realized gains might differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes.


NOTE 4--INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

(a) Investment Manager: The Fund's investments are managed by Euclid Advisors LLC (the "Manager"), a wholly owned subsidiary of Zweig/Glaser Advisers LLC. The Manager's investment advisory fee is based on the average daily net assets of the Fund at the annual rate of 1.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the year ended October 31, 1999 aggregated $1,990,121.

(b) Principal Distributor: PEPCO (the "Distributor") serves as principal distributor of shares of the Fund. The Fund's Class A Shares are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but bear higher expenses and are subject to a contingent deferred sales charge, and Class I Shares are sold without a sales charge. During the year ended October 31, 1999, the Distributor's share of the initial and contingent deferred sales charges was $1,308 and $713,293, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Fund pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets of Class A Shares, 1.00% for Class B Shares, and 1.00% for Class C Shares. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the year ended October 31, 1999, the Fund paid PXP Securities Corp. (formerly Zweig Securities Corp.) brokerage commissions of $13,093 in connection with portfolio transactions effected by it.

One of the Trustees and all of the officers of the Trust are also officers of the Manager and/or the Distributor. .

NOTE 5--PURCHASES AND SALES OF INVESTMENTS

During the year ended October 31, 1999, purchase and sale transactions, excluding repurchase agreements, short-term obligations held to maturity and futures contracts, were:

    Purchases                                                     $476,117,861
    Sales                                                         $520,574,503
    Short sales                                                   $454,406,223
    Purchases to cover short sales                                $506,807,608


NOTE 6--CAPITAL SHARES

The Trust has unlimited authorized shares of beneficial interest, divided into Series and issued in classes (see Note 2). Capital share transactions for the year ended October 31, 1999 and for the period May 1, 1998 (commencement of operations) to October 31, 1998 are set forth below.

                                         Class A                     Class B                     Class C                    Class I
                         -----------------------    ------------------------    ------------------------    -----------------------
                            1999         1998          1999          1998          1999          1998          1999         1998
                         ----------   ----------    ----------    ----------    ----------    ----------    ----------   ----------
Sold                      1,304,055    4,380,167       740,976     4,536,939       473,559     5,680,328       531,705    2,125,730
Issued in reinvestment
  of dividends               38,748           --        23,293            --        33,377            --        29,941           --
Redeemed                 (3,038,214)    (751,155)   (1,959,172)     (114,256)   (3,379,228)     (412,022)     (643,924)    (203,554)
                         ----------   ----------    ----------    ----------    ----------    ----------    ----------   ----------
Net increase (decrease)  (1,695,411)   3,629,012    (1,194,903)    4,422,683    (2,872,292)    5,268,306       (82,278)   1,922,176
                         ==========   ==========    ==========    ==========    ==========    ==========    ==========   ==========

NOTE 7 - BORROWINGS

The Trust is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Series uses the Line of Credit, it will be collateralized by that Series' portfolio.

FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout the year ended October 31, 1999 and the period May 1, 1998 (commencement of operations) to October 31, 1998

                                            Class A                 Class B                 Class C                 Class I
                                       -----------------       -----------------       -----------------       -----------------
                                        1999       1998         1999       1998         1999       1998         1999       1998
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net asset value, beginning of year .   $10.84     $11.34       $10.81     $11.34       $10.80     $11.34       $10.85     $11.34
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net investment income ..............     0.26       0.09         0.15       0.06         0.19       0.06         0.28       0.14
Net realized and unrealized gains
  (losses) .........................    (0.29)     (0.59)       (0.26)     (0.59)       (0.31)     (0.60)       (0.28)     (0.63)
                                       ------     ------       ------     ------       ------     ------       ------     ------
Total from investment operations ...    (0.03)     (0.50)       (0.11)     (0.53)       (0.12)     (0.54)        --        (0.49)
Dividends from net investment income    (0.13)      --          (0.08)      --          (0.09)      --          (0.23)      --
                                       ------     ------       ------     ------       ------     ------       ------     ------
Decrease in net asset value ........    (0.16)     (0.50)       (0.19)     (0.53)       (0.21)     (0.54)       (0.23)     (0.49)
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net asset value, end of year .......   $10.68     $10.84       $10.62     $10.81       $10.59     $10.80       $10.62     $10.85
                                       ======     ======       ======     ======       ======     ======       ======     ======
Total return *** ...................    (0.40)%    (4.41)%**    (1.02)%    (4.67)%**    (1.12)%    (4.76)%**    (0.01)%    (4.32)%**

Ratios to average net assets
Expenses (excluding dividends
  on short sales)
after expense reimbursement ........     2.34%      2.30%*       3.04%      3.00%*       3.04%      3.00%*       2.04%      2.00%*
Expenses (including dividends
  on short sales)
after expense reimbursement ........     3.88%      3.65%*       4.58%      4.35%*       4.58%      4.35%*       3.58%      3.35%*
Expenses (including dividends
  on short sales)
before expense reimbursement .......     3.88%      3.69%*       4.58%      4.39%*       4.58%      4.39%*       3.58%      3.39%*
Net investment income before
expense reimbursement ..............     1.94%      2.29%*       1.24%      1.59%*       1.24%      1.59%*       2.24%      2.59%*
Net investment income after
expense reimbursement ..............     1.94%      2.33%*       1.24%      1.63%*       1.24%      1.63%*       2.24%      2.63%*
Portfolio turnover rate ............      453%       216%         453%       216%         453%       216%         453%       216%
Net assets, end of year
  (in thousands) ...................   $20,648    $39,331      $34,290    $47,794      $25,364    $56,874      $19,549    $20,846

During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).

*    Annualized

**   Not annualized

*** Total return does not consider the effect of any initial or contingent deferred sales charge.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of Phoenix-Euclid Market Neutral Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Euclid Market Neutral Fund (formerly Euclid Market Neutral Fund) (the"Fund") at October 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed


                                                      PricewaterhouseCoopers LLP


New York, New York
November 24, 1999

                              PHOENIX-EUCLID FUNDS

                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS
a. Agreement and Declaration of Trust, filed as Exhibit 1 with Registrant's registration statement on Form N-1A on February 5, 1998, and incorporated herein by reference.

b. Bylaws of the Trust, filed as Exhibit 2 with Registrant's registration statement on Form N-1A on February 5, 1998, and incorporated herein by reference.

c.     None.

d.     Management Agreement between the Trust and Euclid Advisors, LLC, filed as
       Exhibit 5 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

e. Distribution Agreement between the Trust and Phoenix Equity Planning Corporation.

f.     None.

g.     Custodian Agreement between the Trust and The Bank of New York, filed as
       Exhibit 8 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

h.1. Transfer Agency and Service Agreement between the Trust and Phoenix Equity Planning Corporation.

h.2. Form of Financial Agent Agreement between the Trust and Phoenix Equity Planning Corporation, filed with Post-Effective Amendment No. 3 on February 28, 2000, and incorporated herein by reference.

i.     Opinion of Counsel.


j.*    Consent of independent accountants.


k.     None.

l. Subscription Agreement for Shares of the Fund, filed as Exhibit 13 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

m.1 Amended and Restated Rule 12b-1 Distribution Plan for Class A and C Shares, filed with Registrant's Post-Effective Amendment No. 2 on or about December 29, 1999, and incorporated herein by reference.

m.2 Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares, filed with Registrant's Post-Effective Amendment No. 2 on or about December 29, 1999, and incorporated herein by reference.

n.     Financial Data Schedule.

o. Rule 18f-3 Plan, filed as Exhibit 18 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.


p.*    Code of Ethics of the Trust, Adviser and Distributor.

q. Powers of Attorney, filed with Post-Effective Amendment No. 4 on August 25, 2000.


--------------
*  Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
    No person is controlled by, or under common control, with the Fund.

ITEM 25. INDEMNIFICATION
    All officers, Trustees, employees and agents of the Trust are to be indemnified as set forth in Article VII of the Agreement and Declaration of Trust. The Trust (i) may indemnify an agent of the Trust or any person who is serving or has served at the Trust's request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and
(ii) shall indemnify each person who is, or has been, a Trustee, officer or employee of the Trust and any person who is serving or has served at the Trust's request as a director, officer, trustee or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, to the fullest extent consistent with the Investment Company Act of 1940 and in the manner provided by the By-Laws; provided that such indemnification shall not be available to any of the foregoing persons in connection with a claim, suit or other proceeding by such person against the Trust or a series (or class) thereof. To this end, the Trust intends to obtain an Officers' and Trustees' Errors and Omissions Insurance Policy for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted for trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
    See "Management of the Fund" in the Prospectus and "Services of the Adviser" and "Management of the Fund" in the Statement of Additional Information, which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of Euclid Advisors LLC, the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-54263) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

    (a) Equity Planning serves as the principal underwriter for the following investment companies:

    Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

              NAME AND PRINCIPAL                               POSITION AND OFFICES                     POSITION AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------
Michael E. Haylon                                     Director                                      Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                  Director and Chairman                         Trustee and Chairman
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480


William R. Moyer                                      Director, Executive Vice President,           Executive Vice President
56 Prospect St.                                       Chief Financial Officer and Treasurer
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry                                        President,                                    Executive Vice President
56 Prospect St.                                       Retail Division
P.O. Box 150480
Hartford, CT 06115-0480


Barry Mandinach                                       Executive Vice President,                     None
900 Third Avenue                                      Chief Marketing Officer,
New York, NY 10022                                    Retail Division

              NAME AND PRINCIPAL                               POSITION AND OFFICES                     POSITION AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------

Robert Tousingnant                                    Executive Vice President,                     None
56 Prospect Street                                    Chief Sales Officer,
P.O. Box 150480                                       Retail Division
Hartford, CT 06115-0480


G. Jeffrey Bohne                                      Vice President                                None
101 Munson Street
P.O. Box 810
Greenfield, MA 01302-0810


Robert S. Driessen                                    Vice President, Compliance                    Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480


Jacqueline M. Porter                                  Assistant Vice President,                     Assistant Treasurer
56 Prospect Street                                    Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480

    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of (1) the Registrant at 900 Third Avenue, 31st Floor, New York, New York 10022; (2) Phoenix-Euclid Advisors, LLC, at 900 Third Avenue, New York, New York 10022; (3) State Street Bank and Trust Company, at 1776 Heritage Drive, North Quincy, Massachusetts 02171-2197; and (4) Registrant's Transfer Agent, Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, Enfield, CT 06082.


ITEM 29. MANAGEMENT SERVICES
    Not applicable.

ITEM 30. UNDERTAKINGS
    Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of October, 2000.



                                                      PHOENIX-EUCLID FUNDS

ATTEST:  /S/ PAMELA S. SINOFSKY                       BY: /S/ MARTIN E. ZWEIG
         ----------------------                           ----------------------
             PAMELA S. SINOFSKY                               MARTIN E. ZWEIG,
             ASSISTANT SECRETARY                              PRESIDENT


    Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 26th day of October, 2000.


            SIGNATURE                                            TITLE
            ---------                                            -----
                                                        Trustee
       -----------------------------------------
       James Balog*

                                                        Trustee
       -----------------------------------------
       Claire B. Benenson*

       /s/ Nancy G. Curtiss                             Treasurer (Principal
       -----------------------------------------        Account Officer)
       Nancy G. Curtiss

                                                        Trustee
       -----------------------------------------
       S. Leland Dill*

                                                        Trustee and Chairman
       -----------------------------------------
       Philip R. McLoughlin*

                                                        Trustee
       -----------------------------------------
       Donald B. Romans*

       /s/ Martin E. Zweig                              President (Principal
       -----------------------------------------        Executive Officer)
       Martin E. Zweig


*By /s/ Pamela S. Sinofsky
    ------------------------------------------
*   Pamela S. Sinofsky, Attorney-in-fact pursuant to powers of attorney.

                                      S-1